HUNTINGTON FUNDS SEMI-ANNUAL REPORT

                                June 30, 2000

                                TRUST SHARES
                             INVESTMENT A SHARES
                             INVESTMENT B SHARES

                   Huntington Florida Tax-Free Money Fund
                        Huntington Money Market Fund
                 Huntington Ohio Municipal Money Market Fund
                 Huntington U.S. Treasury Money Market Fund
                           Huntington Growth Fund
                        Huntington Income Equity Fund
                      Huntington Michigan Tax-Free Fund
                        Huntington Ohio Tax-Free Fund
                   Huntington Fixed Income Securities Fund
               Huntington Intermediate Government Income Fund
                     Huntington Mortgage Securities Fund
         Huntington Short/Intermediate Fixed Income Securities Fund
                               {logo omitted]

   MESSAGE FROM THE INVESTMENT MANAGER

DEAR SHAREHOLDERS:

WELCOME TO THE HUNTINGTON FUNDS' FIRST SHAREHOLDER REPORT OF THE NEW MILLENNIUM. ON BEHALF OF THE HUNTINGTON FUNDS AND HUNTINGTON NATIONAL BANK, WE ARE PLEASED TO PRESENT THIS 2000 SEMI-ANNUAL REPORT, WHICH INCLUDES AN INVESTMENT COMMENTARY FROM OUR CHIEF INVESTMENT OFFICER, JIM BUSKIRK, AS WELL AS COMMENTS FROM ALL OUR PORTFOLIO MANAGERS ON THE LATEST MANAGEMENT UPDATES FOR OUR TWELVE FUNDS.

AS WE VENTURED INTO THIS NEW MILLENNIUM, WE FOCUSED ON MEETING SEVERAL KEY INITIATIVES FOR OUR FUND FAMILY. FIRST, WE HAVE LAUNCHED A NEW RETAIL CLASS OF SHARES FOR FOUR OF OUR FUNDS -- GROWTH, INCOME EQUITY, MONEY MARKET AND FIXED INCOME. THE INVESTMENT B SHARES, WHICH WERE LAUNCHED MAY 1, WILL HELP US BETTER MEET THE NEEDS OF OUR CUSTOMERS THROUGHOUT OUR RETAIL BANKING OFFICE NETWORK.

SECOND, WE HAVE RE-EVALUATED OUR INVESTMENT PERSPECTIVE IN OUR GROWTH FUND, MANAGED BY JIM GIBBONEY, TO CONSIDER HIGHER GROWTH STOCKS. OUR CHANGE IN PERSPECTIVE HAS RESULTED IN A RESTRUCTURING OF THE FUND IN THE FIRST HALF OF 2000. MR. GIBBONEY SHARES MORE DETAILS IN HIS MANAGER'S COMMENTARY.

LASTLY, WE HAVE SUCCESSFULLY EXECUTED SEVERAL KEY OPERATIONAL AND TRADING IMPROVEMENTS IN ORDER TO DRAMATICALLY IMPROVE SERVICE AND EFFICIENCY FOR OUR SHAREHOLDERS. WE HOPE YOU HAVE NOTICED.

WE VALUE YOUR BUSINESS AND WILL CONTINUE TO FOCUS OUR EFFORTS ON DELIVERING LEGENDARY CUSTOMER SERVICE TO EACH OF YOU. AND, AS WE WELCOME THE NEW MILLENNIUM, WE HOPE THAT OUR DECADES OF INVESTMENT EXPERIENCE WILL CONTINUE TO HELP BRING YOU CLOSER TO YOUR FINANCIAL GOALS.

THANK YOU FOR INVESTING IN THE HUNTINGTON FUNDS.

YOURS TRULY,



/s/signature omitted


DANIEL BENHASE
EXECUTIVE VICE PRESIDENT
DIRECTOR, PRIVATE FINANCIAL GROUP
THE HUNTINGTON NATIONAL BANK

   MESSAGE FROM THE CHIEF INVESTMENT OFFICER




DEAR SHAREHOLDERS:

THE MORE THINGS CHANGE, THE MORE THEY STAY THE SAME.

SUCH HAS BEEN THE CASE WITH THE STOCK MARKET FOR THE PAST FEW YEARS. FOR ALL OF ITS DAILY FLUCTUATIONS, GROUP ROTATIONS, AND CHANGES IN INVESTOR SENTIMENT, THE MARKET HAS LATELY SETTLED INTO SOMETHING OF A SEASONAL PATTERN. THAT IS, WE'VE GROWN ACCUSTOMED TO STOCK PRICES MOVING HIGHER EARLY IN THE YEAR, ESPECIALLY GROWTH STOCKS (WHICH TODAY MEANS ONLY TECHNOLOGY SHARES), FOLLOWED BY AN ANXIOUS PERIOD OF OUTPERFORMANCE IN THE SPRING BY THE SO-CALLED VALUE OR "OLD ECONOMY" SECTORS OF THE MARKET. THIS VOLATILE PERIOD GIVES RISE TO MUCH CONFUSION ON THE PART OF INDIVIDUAL INVESTORS, THEIR CONFUSION MAGNIFIED BY THE ADVICE FROM WELL-HEELED STRATEGISTS CALLING FOR THESE VALUE STOCKS TO OUTPERFORM INDEFINITELY. SADLY, THEIR OUTPERFORMANCE LASTS LITTLE MORE THAN TWO MONTHS, ENOUGH TIME, IT SEEMS, FOR MANY NERVOUS INVESTORS TO SWAP THEIR GROWTH STOCKS/FUNDS FOR VALUE STOCKS/FUNDS -- AT JUST THE WRONG TIME! THEN, JUST AS THE ROSY EXPECTATIONS FOR CONTINUED EXPONENTIAL EARNINGS GAINS FROM GROWTH STOCKS ARE CALLED INTO QUESTION, THEY RISE FROM THE DEAD AND SPRINT UNINTERRUPTEDLY AHEAD FOR THE BALANCE OF THE YEAR.

THE FIRST HALF OF THIS YEAR HAS BEEN WITNESS TO JUST SUCH A PATTERN, AS GROWTH STOCKS HAVE JUST RE-TAKEN MARKET LEADERSHIP AS THE SECOND QUARTER ENDED. WILL THE SECOND HALF REVERT TO FORM, WITH GROWTH GAINING IN STRENGTH AS WE MOVE AHEAD? STAY TUNED.

SO WHAT IS THE INVESTOR TO DO IN THE FACE OF SUCH UNCERTAINTY? ONE WORD:
DIVERSIFICATION. OUR FAMILY OF HUNTINGTON FUNDS OFFERS A VEHICLE FOR NEARLY EVERY MARKET ENVIRONMENT, EVERY INVESTOR SITUATION. IF GROWTH STOCKS CONTINUE TO LEAD, OUR HUNTINGTON GROWTH FUND SHOULD BENEFIT; IF VALUE STOCKS RETURN TO THE FOREFRONT, THEN OUR HUNTINGTON INCOME EQUITY FUND SHOULD DO WELL, TOO; ON THE OTHER HAND, IF THE BOND MARKET WERE EVER TO GAIN THE ADVANTAGE OVER STOCKS, OUR BOND FUND CHOICES -- SHORT/INTERMEDIATE, FIXED INCOME, INTERMEDIATE GOVERNMENT INCOME, MORTGAGE SECURITIES, OHIO TAX-FREE, AND MICHIGAN TAX-FREE -- WILL SERVE THEIR SHAREHOLDERS WELL, AS THEY OFFER SUCH ATTRIBUTES AS EXPERIENCED MANAGEMENT, DIVERSIFICATION AMONG ISSUERS AND MATURITIES, AND HIGH CREDIT QUALITY.

I INVITE YOU TO READ THE FOLLOWING SEMI-ANNUAL REVIEWS BY OUR FUND MANAGERS, MOST OF WHOM HAVE OVERSEEN THEIR FUNDS FOR TEN YEARS AND MORE. AND LIKE YOU, THEY ARE FUND SHAREHOLDERS, TOO.

IT CONTINUES TO BE AN HONOR AND A PRIVILEGE TO SERVE YOU.

VERY TRULY YOURS,



/s/signature omitted



JAMES M. BUSKIRK
CHIEF INVESTMENT OFFICER

   INVESTMENT REVIEW

MONEY MARKET FUNDS: HUNTINGTON FLORIDA TAX-FREE MONEY FUND (RYAN NELSON, VICE PRESIDENT AND PORTFOLIO MANAGER, FORT WASHINGTON INVESTMENT ADVISORS, INC.)

SHORT-TERM FIXED INCOME MARKETS FACED CONTINUED UNCERTAINTY AS THE FEDERAL OPEN MARKET COMMITTEE OF THE FEDERAL RESERVE (FOMC) MET AND RAISED SHORT-TERM BORROWING RATES BY A TOTAL OF 75 BASIS POINTS OVER THE SECOND QUARTER. THE THREAT OF INFLATIONARY IMBALANCES FROM CONTINUED STRENGTH IN THE ECONOMY PROMPTED THE TIGHTER MONETARY POLICY BY THE FOMC.

THE FLORIDA TAX-FREE MONEY FUND'S AVERAGE MATURITY OF 28 DAYS WAS SLIGHTLY SHORTER THAN THE COMPARABLE PEER GROUP OF (FLORIDA) MUNICIPAL MONEY MARKET FUNDS AS REPORTED BY IM MONEY NET, INC.. THE INCREASE IN SHORT-TERM INTEREST RATES RESULTED IN HIGHER THAN ANTICIPATED YIELDS FOR SHORT-TERM VARIABLE PRODUCTS. THE SHORTER AVERAGE MATURITY ALLOWED US TO TAKE ADVANTAGE OF THE HIGHER SHORT-TERM YIELDS, RESULTING IN A HIGHER RETURN THAN OUR PEERS.

THE FUND'S TARGET AVERAGE MATURITY OVER THE NEXT QUARTER IS EXPECTED TO BE IN THE 40 TO 50 DAY RANGE IN AN EFFORT TO CUSHION THE EFFECT OF ANY FUTURE INTEREST RATE ACTIVITY. TO MEET THIS OBJECTIVE WE WILL PRUDENTLY INVEST IN SHORT-TERM HIGH QUALITY MUNICIPAL SECURITIES THAT WE ANTICIPATE WILL OFFER ABOVE-AVERAGE RETURNS.

HUNTINGTON MONEY MARKET FUND (WILLIAM G. DOUGHTY, VICE PRESIDENT AND PORTFOLIO MANAGER, HUNTINGTON NATIONAL BANK)

AS WIDELY EXPECTED, THE FEDERAL RESERVE AT ITS JUST CONCLUDED TWO-DAY FEDERAL OPEN MARKET COMMITTEE MEETING, VOTED TO MAINTAIN THE 6.5% FEDERAL FUNDS RATE, BUT ALSO ISSUED A STATEMENT WARNING THAT THE RISKS REMAIN SKEWED TOWARD INFLATION DUE TO MUCH SLOWER GROWTH IN THE ECONOMY. THE FUND EXPECTS TO CONTINUE TO PURCHASE HIGH QUALITY COMMERCIAL PAPER WITH AN AVERAGE LIFE OF 35 - 45 DAYS.

HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND (WILLIAM G. DOUGHTY, VICE PRESIDENT AND PORTFOLIO MANAGER, HUNTINGTON NATIONAL BANK)

EVIDENCE THAT THE BOND MARKET BELIEVES THAT THE FEDERAL RESERVE IS CLOSE
TO THE END OF ITS TIGHTENING CYCLE CAN BE SEEN IN THE YIELD LEVELS, WHICH HAVE RALLIED MORE THAN 50 BASIS POINTS IN THE PAST SIX WEEKS IN THE TAXABLE BOND MARKET. IN THE SHORT-TERM MUNICIPAL MARKET, SUPPLY IS VERY LIGHT, WHILE DEMAND HAS BEEN INCREASING. VARIABLE RATES HAVE BEEN DECLINING BY 50 TO 75 BASIS POINTS AND ONE-YEAR NOTES HAVE DECLINED BY 25 BASIS POINTS. THE FUND EXPECTS TO CONTINUE TO ADD A MIX OF VARIABLE RATE DEMAND NOTES AND SOME ONE-YEAR NOTES. THE AVERAGE LIFE OF THE FUND IS EXPECTED TO RANGE FROM 55 TO 65 DAYS.

HUNTINGTON TREASURY MONEY MARKET FUND (WILLIAM G. DOUGHTY, VICE PRESIDENT AND PORTFOLIO MANAGER, HUNTINGTON NATIONAL BANK)

LOOKING AHEAD, WE EXPECT TWO SEPARATE 25 BASIS POINT FEDERAL FUNDS RATE HIKES BEFORE YEAR-END. WHILE OVERALL ECONOMIC GROWTH IS MODERATING SOMEWHAT AND OIL PRICES MAY HAVE PEAKED, THE FEDERAL RESERVE STILL WILL BE RESPONDING TO SOME OF THE DELAYED INFLATIONARY CONSEQUENCES OF THE EARLIER SOARING OIL PRICES AND EARLIER STRONG GROWTH. THE FUND EXPECTS TO CONTINUE TO USE AN EQUAL MIX OF REPURCHASE AGREEMENTS AND TREASURY NOTES AND BILLS WITH AN AVERAGE LIFE OF 35 TO 45 DAYS.

EQUITY FUNDS: HUNTINGTON GROWTH FUND (JAMES J. GIBBONEY, JR., CFA, VICE PRESIDENT AND PORTFOLIO MANAGER, HUNTINGTON NATIONAL BANK)

THE HUNTINGTON GROWTH FUND HAS BEEN IN OPERATION SINCE JULY 3RD, 1989. MANAGEMENT OF THE FUND HAS BEEN CONSISTENT SINCE INCEPTION, WITH A FOCUS ON OWNING PRIMARILY LARGE CAPITALIZATION, WELL-ESTABLISHED COMPANIES WITH THE POTENTIAL FOR CONTINUING EARNINGS GROWTH. THOUGH MANAGED AS A GROWTH FUND, WE HAD GENERALLY USED HISTORICAL VALUATION RANGES AS ONE GUIDE IN STOCK SELECTION.

OUR INVESTMENT PERSPECTIVE ON THE GROWTH FUND HAS CHANGED SOMEWHAT. WE ARE NOW WILLING TO CONSIDER SOME OF THOSE HIGHER GROWTH STOCKS. WE ARE NOW FACTORING THE OPPORTUNITY COST OF NOT OWNING SOME OF THESE STOCKS INTO OUR DECISION-MAKING PROCESS. OUR CHANGE IN PERSPECTIVE HAS RESULTED IN SOME RESTRUCTURING OF THE GROWTH FUND IN THE FIRST HALF OF 2000.

OUR HOLDINGS IN TECHNOLOGY AND TELECOMMUNICATIONS SERVICES HAVE INCREASED NOTICEABLY SO FAR THIS YEAR. WE ARE NOW APPROACHING S&P 500 WEIGHTINGS IN THESE TWO CRITICAL AREAS. BY NECESSITY, OUR PURCHASES WERE FUNDED BY SALES OF EXISTING HOLDINGS. THE RESULT IS A REDUCTION IN CONSUMER NON-DURABLE, BASIC MATERIAL, AND CAPITAL GOODS ISSUES. WE'VE HEIGHTENED OUR GROWTH PROFILE WITH ABOUT 25% OF THE FUND. THIS RESTRUCTURING WAS ACCOMPLISHED WITH MUCH CONSIDERATION GIVEN TOWARDS LIMITING ITS IMPACT ON FUND SHAREHOLDERS. WE BELIEVE THESE CHANGES ARE IN THE LONG-TERM BEST INTERESTS OF OUR FUND OWNERS.

THE GROWTH FUND'S TRUST SHARES TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2000 WAS 4.93% . THE S&P 500 RETURNED -0.42% FOR THE PERIOD. AS OF JUNE 30, 2000, THE FUND'S TOP FIVE HOLDINGS WERE: HOME DEPOT, AUTOMATIC DATA PROCESSING, ANADARKO PETROLEUM, ORACLE AND WALGREEN.

HUNTINGTON INCOME EQUITY FUND (JAMES M. BUSKIRK, CFA, SENIOR VICE
PRESIDENT AND CHIEF FINANCIAL OFFICER, HUNTINGTON NATIONAL BANK)

THE HUNTINGTON INCOME EQUITY FUND HAS BEEN MANAGED SINCE INCEPTION TO ATTEMPT TO PROVIDE SHAREHOLDERS WITH A RELATIVELY HIGH YIELD, A CONSISTENTLY INCREASING DIVIDEND PAYOUT, AND A LOW-COST, LOW VOLATILITY MEANS OF PARTICIPATING IN THE STOCK MARKET. THE MOST RECENTLY COMPLETED QUARTER WAS NO EXCEPTION. OUR PORTFOLIO ACTIVITY DID INCREASE SOMEWHAT, AS WE WERE CONFRONTED WITH THE CHALLENGE OF MAINTAINING THE FUND'S HIGH DIVIDEND IN THE FACE OF TWO FACTORS:
ONE OF OUR HOLDINGS ATLANTIC RICHFIELD, A HIGHER YIELDING COMPANY, EXPERIENCING A TAKEOVER BY BP AMOCO, A LOWER YIELDING COMPANY, AND THE REDUCTION IN THE DIVIDEND OF ONE OF OUR HOLDINGS (OHIO CASUALTY). IN ORDER TO KEEP OUR FUND'S CASH DIVIDEND HIGH AND RISING, WE ELIMINATED BOTH BP AMOCO AND OHIO CASUALTY, AND REPLACED THEM WITH HIGHER YIELDING STOCKS.

THE FUND'S SECOND QUARTER BEGAN ON A POSITIVE NOTE, AS THE SEVERE SELL-OFF IN THE TECHNOLOGY SECTOR PROVED TO BE A BOON TO OUR "OLD ECONOMY" STOCKS, AS INVESTORS TEMPORARILY SOUGHT REFUGE THERE. DURING APRIL AND
MAY, WHILE THE S&P 500 DECLINED MORE THAN 5% AND THE NASDAQ FELL BY AN ASTOUNDING 26%, OUR FUND WAS FLAT. THEN IN JUNE INVESTORS ONCE MORE ROTATED TO GROWTH STOCKS, SADDLING OUR FUND WITH A DECLINE OF 4% FOR THE MONTH AND THE QUARTER. BANK STOCKS AND CYCLICALS, BOTH AREAS FERTILE GROUND FOR DIVIDENDS, WERE ESPECIALLY WEAK IN JUNE, AND WHILE THE FUND'S ENERGY EXPOSURE HELD UP RELATIVELY WELL; IT WAS NOT ENOUGH TO SAVE THE MONTH AND QUARTER.

WHILE WE CONTINUE TO BELIEVE THAT ATTEMPTING TO DIVINE THE NEAR-TERM DIRECTION OF THE MARKET IS LITTLE MORE THAN GUESSWORK, WE EXPECT A CONTINUATION OF THE SAME STEADY DIVIDEND INCREASES THAT HAVE BENEFITED THE FUND'S SHAREHOLDERS THROUGH THE YEARS. WE WILL CONTINUE TO MANAGE THE FUND WITH THE INTENT OF CONTINUING THAT FAVORABLE TREND.

INCOME FUNDS: (WILLIAM G. DOUGHTY, VICE PRESIDENT AND PORTFOLIO MANAGER, HUNTINGTON NATIONAL BANK)

HUNTINGTON MICHIGAN TAX-FREE FUND

THE COMBINATION OF A DECLINING INTEREST RATE OUTLOOK, INCREASED DEMAND FROM MARKET PARTICIPANTS AND BELOW AVERAGE SUPPLY IN THE MUNICIPAL MARKETPLACE LEADS US TO BELIEVE BONDS WILL PERFORM WELL IN THE LAST HALF OF 2000. NEW PURCHASE ACTIVITY WILL CONTINUE TO BE FOCUSED ON HIGH QUALITY ISSUES MATURING BETWEEN TEN AND FIFTEEN YEARS. WE BELIEVE THAT THIS STRATEGY WILL ALSO HELP US TO MAINTAIN THE AVERAGE MATURITY OF THE FUND BETWEEN FIVE AND TEN YEARS.

HUNTINGTON OHIO TAX-FREE FUND

TWO MAIN FACTORS IN THE MUNICIPAL MARKET -- THE AMOUNT OF REFUNDING ISSUES AND THE NEED FOR BORROWING BY STATE AND LOCAL GOVERNMENTS -- SUGGEST THAT THE SUPPLY OF NEW ISSUES IN THE MUNICIPAL MARKET MAY CONTINUE TO BE BELOW AVERAGE. REFUNDING ISSUES PEAKED IN 1998 DURING AN EXTENDED PERIOD OF LOW INTEREST RATES. IN ADDITION TO THE LACK OF POTENTIAL REFUNDING IN THE MUNICIPAL MARKETPLACE, THERE MAY NOT BE A GREAT NEED FOR STATE AND LOCAL GOVERNMENTS TO ISSUE DEBT.
THE FUND WILL CONTINUE TO LOOK FOR OPPORTUNITIES TO EXTEND THE AVERAGE LIFE OF THE PORTFOLIO WITH THE GOAL OF ACHIEVING AN AVERAGE LIFE OF BETWEEN FIVE AND TEN YEARS.

HUNTINGTON FIXED INCOME SECURITIES FUND

THE INVESTMENT GRADE BOND MARKET HAS POSTED NEGATIVE RETURNS OF ALMOST 2% FROM MAY 1999 THROUGH MAY 2000. THROUGH MAY 2000, CORPORATE BONDS HAVE ESSENTIALLY POSTED 0% RETURNS, MATERIALLY UNDERPERFORMING U.S. TREASURY SECURITIES. THE ROLLING READJUSTMENT PROCESS HAS PRODUCED RECESSION-LIKE SPREAD LEVELS. WHILE TIMING

IS ALWAYS CHALLENGING, WE BELIEVE THE RISK/REWARD TRADE OFF AT CURRENT VALUATIONS SIGNIFICANTLY FAVORS CORPORATE BONDS OVER U.S. TREASURY SECURITIES. THE FUND WILL CONTINUE TO LOOK FOR VALUE IN THE CORPORATE BOND MARKET THAT ADDS VALUE IN THE FIVE TO TEN YEAR AREA. THE AVERAGE LIFE OF THE FUND IS EXPECTED TO BE AROUND EIGHT YEARS.

HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND

GOVERNMENT-SPONSORED AGENCIES CAME UNDER FIRE THIS YEAR, AND ARE BEING THREATENED WITH THE REMOVAL OF THEIR CREDIT LINES WITH THE TREASURY. IF THIS REMOVAL SHOULD TAKE PLACE, IT WOULD HAVE NEGATIVE IMPLICATIONS FOR THEIR DEBT AND MORTGAGE RATES. TREASURY BUYBACKS HAVE ALSO ENHANCED THE BID FOR OTHER GOVERNMENT-GUARANTEED ALTERNATIVES, SUCH AS GNMA SECURITIES. THESE DEVELOPMENTS HAVE PLACED A LOT OF UNCERTAINTIES IN THE GOVERNMENT MARKETPLACE DURING THE FIRST HALF OF 2000. SOME ADJUSTMENTS WERE MADE TO THE FUND THE FIRST HALF OF 2000, AND SOME TRADING ACTIVITY IS PLANNED FOR THE SECOND HALF OF 2000. THE FUND WILL LOOK TO TAKE ADVANTAGE OF SOME OF THE HIGHER YIELDS IN THE AGENCIES MARKET, AND LOOK TO EXTEND THE DURATION OF THE FUND. WE BELIEVE THE FUND IS WELL-POSITIONED TO PROVIDE A COMPETITIVE YIELD THAT EXCEEDS THAT AVAILABLE ON A MONEY MARKET WITHOUT TAKING A GREAT DEAL OF MATURITY RISK.

HUNTINGTON MORTGAGE SECURITIES FUND

THE COMBINATION OF THE SIGNIFICANT DECLINE IN MORTGAGE SUPPLY, THE DROP IN IMPLIED VOLATILITY, AND THE IMPROVEMENT IN CONVEXITY HAS PROVIDED LIMITED SUPPORT TO MORTGAGE SPREADS. THE SUPPLY OF AGENCY SECURITIES DROPPED 58%
IN THE FIRST FIVE MONTHS OF 2000 TO THE LOWEST LEVEL SINCE 1997. THIS DECREASE IN OVERALL SUPPLY SHOULD BODE WELL FOR MORTGAGES. DURING THE SECOND HALF OF THE YEAR, WE WILL LOOK TO SELL OFF SOME OF OUR SHORTER DURATION MORTGAGES AND REPLACE THEM WITH MORE SEASONED MORTGAGES WITH A MORE STABLE CASH FLOW. THIS SHOULD EXTEND THE AVERAGE DURATION OF THE FUND SLIGHTLY.

HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND

MANY INVESTORS WHO HAVE EXPERIENCED THE ROARING BULL MARKET IN STOCKS DURING THE PAST NINE YEARS MAY HAVE GIVEN LITTLE THOUGHT TO THE FIXED INCOME MARKETS. HOWEVER, INVESTING IN BONDS OR BOND FUNDS CAN OFFER MANY FEATURES THAT HELP CREATE A BALANCED PORTFOLIO. THESE CAN BE USED TO PROVIDE INCOME, CONTRIBUTE TO A DIVERSE PORTFOLIO, LOWER VOLATILITY, AND REDUCE RISK. THIS FUND WILL CONTINUE TO PURCHASE INVESTMENT GRADE CORPORATE BONDS WITH MATURITIES UP TO FIVE YEARS, WITH AN AVERAGE LIFE OF THREE YEARS.

   STATEMENT OF NET ASSETS



HUNTINGTON FLORIDA TAX-FREE MONEY FUND  JUNE 30, 2000 (UNAUDITED)

-------------------------------------------------------------------------------
PRINCIPAL                                     AMORTIZED
AMOUNT                                          COST
(000)                                           (000)
-------------------------------------------------------------------------------
MUNICIPAL BONDS -- 99.4%
-------------------------------------------------------------------------------
ARKANSAS -- 1.0%
$   355   UNIVERSITY OF ARKANSAS,
           MONTICELLO CAMPUS PROJECT, RB,
           4.900%, 10/01/00                     $  355
-------------------------------------------------------------------------------
TOTAL ARKANSAS                                     355
-------------------------------------------------------------------------------
FLORIDA -- 84.9%
    500   ABN-AMRO MUNITOPS, WEEKLY VRDNS, FGIC,
           4.800%, 10/05/05                        500
-------------------------------------------------------------------------------
  2,000   ABN-AMRO MUNITOPS, WEEKLY VRDNS, FSA,
           4.800%, 04/05/06                      2,000
-------------------------------------------------------------------------------
    200    BOYNTON BEACH, WATER & SEWER AUTHORITY,
            RB, AMBAC, PRE-REFUNDED @102
           (B), 7.400%, 11/01/00                   206
-------------------------------------------------------------------------------
  1,600   BROWARD COUNTY, HFA, WEEKLY VRDNS,
           MARGATE INNS, LOC: BANK ONE,
           4.850%, 11/01/05                      1,600
-------------------------------------------------------------------------------
  1,200   COLLIER COUNTY, HFA,
           DAILY VRDNS, CLEVELAND CLINIC HEALTH
           SYSTEM, 4.500%, 01/01/33              1,200
-------------------------------------------------------------------------------
    400   DADE COUNTY, IDA, WEEKLY VRDNS,
           ADP SOUTH, 4.900%, 11/15/17             400
-------------------------------------------------------------------------------
    300   ESCAMBIA COUNTY, HEFA, MONTHLY VRDNS,
           LOC: TORONTO DOMINION BANK,
           4.450%, 01/01/11                        300
-------------------------------------------------------------------------------
    800   EUSTIS, WEEKLY VRDNS, MULTI-PURPOSE
           REVENUE, LOC: SUNTRUST BANK,
           4.800%, 12/01/27                        800
-------------------------------------------------------------------------------
    570   FIRST FLORIDA GOVERNMENTAL FINANCING
           COMMISSION, SERIES C, RB, MBIA,
           5.900%, 07/01/00                        570
-------------------------------------------------------------------------------
  1,200   FLORIDA, HFA, WEEKLY VRDNS,
           LOC: COMERICA, 4.900%, 04/01/26       1,200
-------------------------------------------------------------------------------
    400   FLORIDA, HFA, WEEKLY VRDNS,
           SOUTH POINTE PROJECT, SERIES J,
           4.660%, 02/15/28                        400
-------------------------------------------------------------------------------
    800   FLORIDA, HFA, WEEKLY VRDNS,
           THE CROSSINGS ASSOCIATES PROJECT,
           4.800%, 02/01/08                        800
-------------------------------------------------------------------------------
    100   FLORIDA STATE, EVERGLADES PORT AUTHORITY,
           SERIES B, RB, FGIC, ETM,
           7.000%, 09/01/00                        101
-------------------------------------------------------------------------------
  1,000   FLORIDA STATE, GENERAL FINANCING
           DEPARTMENT, ENVIRONMENTAL PRESERVATION,
           SERIES 2000-B, RB, FSA,
           4.500%, 07/01/00                      1,000
-------------------------------------------------------------------------------
    900   FLORIDA STATE, HFA, WEEKLY VRDNS,
           CARLTON PROJECT, SERIES E,
           LOC: KBC BANK, 4.850%, 12/01/08         900
-------------------------------------------------------------------------------
  2,100   FLORIDA STATE, HFA, WEEKLY VRDNS,
           HORIZON PLACE PROJECT,
           4.600%, 12/01/05                      2,100
-------------------------------------------------------------------------------
  1,000   FLORIDA STATE, WEEKLY VRDNS,
           FINANCE AUTHORITY, CAPITAL PROJECTS
           LOAN PROGRAM, SERIES 1998A,
           LOC: CREDIT SUISSE, 4.850%, 06/01/28  1,000

-------------------------------------------------------------------------------
PRINCIPAL                                     AMORTIZED
AMOUNT                                          COST
(000)                                           (000)
-------------------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
-------------------------------------------------------------------------------
FLORIDA -- (CONTINUED)
-------------------------------------------------------------------------------
$   500   HALIFAX, HOSPITAL MEDICAL
          CENTER, TANS, LOC: BANK OF
          AMERICA, 4.500%, 03/15/01             $  501
-------------------------------------------------------------------------------
     95   HIGHLANDS COUNTY, SCHOOL BOARD, RB,
           MBIA, 3.700%, 09/01/00                   95
-------------------------------------------------------------------------------
  1,100   HILLSBOROUGH COUNTY, IDA, WEEKLY VRDNS,
           LESLIE CONTROLS, LOC: FIRST UNION,
           4.850%, 08/01/19                      1,100
-------------------------------------------------------------------------------
    545   INDIAN RIVER COUNTY, WEEKLY VRDNS,
           DISTRICT HOSPITAL, LOC: KBC BANK,
           4.900%, 10/01/15                        545
-------------------------------------------------------------------------------
    300   JACKSONVILLE, ELECTRIC AUTHORITY,
           SERIES 6-C, RB,
           6.400%, 10/01/00                        302
-------------------------------------------------------------------------------
    300   JACKSONVILLE, HEFA, WEEKLY VRDNS,
           FACULTY PRACTICE ASSOCIATION,
           LOC: BANK OF AMERICA, 4.800%, 01/01/16  300
-------------------------------------------------------------------------------
    200   JACKSONVILLE, HEFA, WEEKLY VRDNS,
           RIVER GARDEN, LOC: FIRST UNION,
           4.850%, 08/01/22                        200
-------------------------------------------------------------------------------
  1,000   LEE COUNTY, CAPITAL IMPROVEMENT
           REVENUE, SERIES B, RB, MBIA,
           4.750%, 10/01/00                      1,002
-------------------------------------------------------------------------------
  1,000   LEE COUNTY, EDR, WEEKLY VRDNS,
           CANTERBURY SCHOOL PROJECT,
           LOC: SUNTRUST BANK, 4.800%, 12/01/19  1,000
-------------------------------------------------------------------------------
    100   LEE COUNTY, SCHOOL BOARD
           PARTICIPATION NOTE,
           COP, FSA, 4.550%, 08/01/00              100
-------------------------------------------------------------------------------
    500   LEE COUTNY, SCHOOL BOARD PARTERNSHIP,
           COP, FSA, 6.200%, 08/01/00              501
-------------------------------------------------------------------------------
    400   MANATEE COUNTY, HFA, WEEKLY VRDNS,
           HARBOR PROJECT, SERIES B,
           LOC: CREDIT SUISSE FIRST BOSTON,
           4.750%, 12/01/07                        400
-------------------------------------------------------------------------------
    900   MANATEE COUNTY, PCR, DAILY VRDNS,
           FLORIDA POWER & LIGHT COMPANY PROJECT,
           RB, 4.500%, 09/01/24                    900
-------------------------------------------------------------------------------
    500   MARTIN COUNTY, PCR, DAILY VRDNS,
           FLORIDA POWER & LIGHT COMPANY PROJECT,
           RB, 4.600%, 07/15/22                    500
-------------------------------------------------------------------------------
    210   MIAMI SPRINGS, UTILITIES SYSTEM,
           RB, MBIA,
           4.000%, 09/01/00                        210
-------------------------------------------------------------------------------
    185   OCALA, WATER & SEWER AUTHORITY,
           RB, AMBAC,
           5.000%, 10/01/00                        185
-------------------------------------------------------------------------------
    720   ORANGE COUNTY, IDA, WEEKLY VRDNS,
           UNIVERSITY OF CENTRAL FLORIDA,
           LOC: FIRST UNION, 4.850%, 03/01/17      720
-------------------------------------------------------------------------------
    100   ORMOND BEACH, WATER & SEWER AUTHORITY,
           RB, FGIC, 5.750%, 09/01/00              100
-------------------------------------------------------------------------------
  1,000   PALM BEACH COUNTY, WEEKLY VRDNS,
           COMMUNITY FOUNDATION,
           LOC: NORTHERN TRUST,
           4.700%, 07/01/34                      1,000
-------------------------------------------------------------------------------
    900   PALM BEACH COUNTY, WEEKLY VRDNS,
           HENRY MORRISON FLAGLER PROJECT,
           LOC: NORTHERN TRUST, 4.700%, 11/01/34   900
-------------------------------------------------------------------------------
    300   PALM BEACH, SCHOOL BOARD AUTHORITY,
           COP, AMBAC, 4.300%, 08/01/00            300
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
PRINCIPAL                                      AMORTIZED
AMOUNT                                           COST
(000)                                            (000)
-------------------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
-------------------------------------------------------------------------------
FLORIDA -- (CONTINUED)
 $  100   PEMBROKE PINES, PUBLIC IMPROVEMENTS,
           RB, AMBAC, 4.625%, 10/01/00          $  100
-------------------------------------------------------------------------------
    100   PINELLAS COUNTY, WATER
           IMPROVEMENT SYSTEM,
           RB, AMBAC, 4.200%, 10/01/00             100
-------------------------------------------------------------------------------
  1,400   PLANT CITY, HFA, WEEKLY VRDNS,
           SOUTHERN FLORIDA BAPTIST
           HOSPITAL PROJECT,
           LOC: BARNETT BANK, 4.750%, 03/01/13   1,400
-------------------------------------------------------------------------------
    100   POLK COUNTY, UTILITY SYSTEM AUTHORITY,
           SERIES B, RB, FGIC, 4.200%, 10/01/00    100
-------------------------------------------------------------------------------
    400   PUTNAM COUNTY, PCR, SEMI-ANNUAL VRDNS,
           SEMINOLE ELECTRIC COOPERATIVE PROJECT,
           SERIES D, 4.350%, 12/15/09              400
-------------------------------------------------------------------------------
    580   PUTNAM COUNTY, PCR, WEEKLY VRDNS,
           SEMINOLE ELECTRIC PROJECT, SERIES H-2,
           4.850%, 03/15/14                        580
-------------------------------------------------------------------------------
    450   SAINT LUCIE COUNTY, IDA, MONTHLY VRDNS,
           CONVENTION CENTER PROJECT,
           LOC: TORONTO DOMINION BANK,
           4.450%, 01/01/11                        450
-------------------------------------------------------------------------------
    500   SAINT LUCIE COUNTY, PCR, DAILY VRDNS,
           FLORIDA POWER & LIGHT COMPANY PROJECT,
           4.500%, 01/01/26                        500
-------------------------------------------------------------------------------
    100   SARASOTA COUNTY, GO, FGIC,
           5.800%, 10/01/00                        100
-------------------------------------------------------------------------------
    500   SEMINOLE COUNTY, SDA, TANS,
           4.000%, 07/28/00                        500
-------------------------------------------------------------------------------
    200   UNIVERSITY OF FLORIDA,
           ATHLETIC ASSOCIATION CAPITAL
           IMPROVEMENT, DAILY VRDNS, UNIVERSITY
           OF FLORIDA STADIUM PROJECT, LOC:
           SUNTRUST BANK,
           4.750%, 02/01/20                        200
-------------------------------------------------------------------------------
    165   UNIVERSITY OF SOUTH FLORIDA,
           HOUSING FACILITY,
           SERIES A, RB, MBIA, 7.000%, 07/01/00    165
-------------------------------------------------------------------------------
    400   VOLUSIA COUNTY, HFA, WEEKLY VRDNS,
           SUN POINTE APARTMENTS PROJECT,
           SERIES H, LOC: KEY BANK,
           5.100%, 12/01/05                        400
-------------------------------------------------------------------------------
TOTAL FLORIDA                                   30,933
-------------------------------------------------------------------------------
ILLINOIS -- 2.5%
    300   HARVARD COUNTY, HEALTH CARE
           FACILITY, WEEKLY VRDNS, HARVARD
           MEMORIAL HOSPITAL PROJECT,
           LOC: FIRST OF AMERICA,
           4.950%, 07/01/18 300
-------------------------------------------------------------------------------
    200   ILLINOIS, HEFA, DAILY VRDNS,
           ELMHURST MEMORIAL HEALTH, SERIES A,
           4.700%, 01/01/28                        200
-------------------------------------------------------------------------------
    400   ILLINOIS, HEFA, DAILY VRDNS,
           ELMHURST MEMORIAL HOSPITAL, SERIES B,
           4.700%, 01/01/20                        400
-------------------------------------------------------------------------------
TOTAL ILLINOIS                                     900
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
PRINCIPAL                                      AMORTIZED
AMOUNT                                           COST
(000)                                            (000)
-------------------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
-------------------------------------------------------------------------------
OHIO -- 7.7%
$ 1,000   AMERICAN MUNICIPAL POWER, BANS,
           4.750%, 08/25/00                    $ 1,001
-------------------------------------------------------------------------------

  1,500   AMERICAN MUNICIPAL POWER, BANS,
           5.250%, 01/19/01                      1,497
-------------------------------------------------------------------------------

    305   BUCKEYE TAX EXEMPT MORTGAGE BOARD TRUST,
           SEMI-ANNUAL VRDNS, 4.520%, 08/01/02     305
-------------------------------------------------------------------------------
TOTAL OHIO                                       2,803
-------------------------------------------------------------------------------
TEXAS -- 2.1%
    555   CORPUS CHRISTI, IDA, SEMI-ANNUAL VRDNS,
           TEXAS AIR PROJECT, LOC: PNC BANK,
           4.300%, 08/01/11                        555
-------------------------------------------------------------------------------
    220   DALLAS, INDEPENDENT SCHOOL DISTRICT, GO,
           5.100%, 08/15/00                        220
-------------------------------------------------------------------------------
TOTAL TEXAS                                        775
-------------------------------------------------------------------------------
WASHINGTON -- 1.3%
    460   WASHINGTON STATE, HEALTH CARE FACILITIES,
           FRANCISCAN HEALTH PROJECT, RB, MBIA,
           PRE-REFUNDED @100 (B), 6.000%, 07/01/00 460
-------------------------------------------------------------------------------
TOTAL WASHINGTON                                   460
-------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (COST $36,226)            36,226
-------------------------------------------------------------------------------
TOTAL INVESTMENTS--99.4% (COST $36,226)         36,226
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--0.6%            211
-------------------------------------------------------------------------------
NET ASSETS:
TRUST SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
    BASED ON 24,530,122 OUTSTANDING SHARES
    OF BENEFICIAL INTEREST                      24,530
-------------------------------------------------------------------------------
INVESTMENT A SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
    BASED ON 11,892,025 OUTSTANDING SHARES
    OF BENEFICIAL INTEREST                      11,892
UNDISTRIBUTED NET INVESTMENT INCOME                 16
-------------------------------------------------------------------------------
ACCUMULATED NET REALIZED LOSS ON INVESTMENTS        (1)
-------------------------------------------------------------------------------
TOTAL NET ASSETS--100.0%                       $36,437
-------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- TRUST SHARES                     $1.00
-------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- INVESTMENT A SHARES              $1.00
-------------------------------------------------------------------------------
SEE NOTES TO STATEMENT OF NET ASSETS PAGE 26.


             (See notes which are an integral part of the Financial Statements.)

   STATEMENT OF NET ASSETS

HUNTINGTON MONEY MARKET FUND  JUNE 30, 2000 (UNAUDITED)

-------------------------------------------------------------------------------
PRINCIPAL                                     AMORTIZED
AMOUNT                                          COST
(000)                                           (000)
-------------------------------------------------------------------------------
COMMERCIAL PAPER -- 89.3%
-------------------------------------------------------------------------------
AGRICULTURE -- 1.7%
$15,000   CANADIAN WHEAT BOARD,
           6.550%, 08/18/00                   $ 14,869
-------------------------------------------------------------------------------
                                                14,869
-------------------------------------------------------------------------------
AUTO -- 3.0%
 12,000   DAIMLER CHRYSLER, 6.560%, 09/12/00    11,840
 15,000   DAIMLER CHRYSLER, 6.540%, 09/19/00    14,782
-------------------------------------------------------------------------------
                                                26,622
-------------------------------------------------------------------------------
BANKS -- 6.7%
 15,000   NATIONAL CITY CREDIT,
          6.050%, 07/12/00                      14,972
 15,000   NATIONAL CITY CREDIT,
          6.530%, 09/06/00                      14,818
 15,000   TORONTO DOMINION HOLDINGS,
          6.480%, 08/08/00                      14,897
 15,000   TORONTO DOMINION HOLDINGS,
          6.525%, 08/15/00                      14,878
-------------------------------------------------------------------------------
                                                59,565
-------------------------------------------------------------------------------
CHEMICALS -- 3.3%
 15,000   E.I. DU PONT DE NEMOURS,
          6.530%, 08/02/00                      14,913
 15,000   E.I. DU PONT DE NEMOURS,
          6.540%, 09/27/00                      14,758
-------------------------------------------------------------------------------
                                                29,671
-------------------------------------------------------------------------------
COMPUTERS -- 1.7%
 15,000   IBM CREDIT, 6.480%, 08/11/00          14,889
-------------------------------------------------------------------------------
                                                14,889
-------------------------------------------------------------------------------
CONSUMER PRODUCTS -- 2.6%
 15,000   FORTUNE BRANDS, 6.130%, 07/25/00      14,939
  8,000   NIKE, 6.500%, 07/13/00                 7,983
-------------------------------------------------------------------------------
                                                22,922
-------------------------------------------------------------------------------
DIVERSIFIED OPERATIONS -- 3.2%
 13,226   MINNESOTA MINING & MANUFACTURING,
           6.500%, 08/08/00                     13,135
 15,000   MINNESOTA MINING & MANUFACTURING,
           6.189%, 07/19/00                     14,954
-------------------------------------------------------------------------------
                                                28,089
-------------------------------------------------------------------------------
DRUGS & HEALTH CARE -- 2.9%
 13,500   BECTON DICKINSON, 6.520%, 07/05/00    13,490
 12,500   BECTON DICKINSON, 6.550%, 09/07/00    12,345
-------------------------------------------------------------------------------
                                                25,835
-------------------------------------------------------------------------------
ELECTRICAL SERVICES -- 3.4%
 15,000   DUKE ENERGY, 6.320%, 07/20/00         14,950
 15,000   DUKE ENERGY, 6.520%, 08/10/00         14,891
-------------------------------------------------------------------------------
                                                29,841
-------------------------------------------------------------------------------
ELECTRONIC COMPONENTS -- 3.4%
 10,000   MOTOROLA, 6.197%, 07/07/00             9,990
 10,000   MOTOROLA, 6.100%, 07/17/00             9,973
 10,000   MOTOROLA, 6.560%, 09/13/00             9,865
-------------------------------------------------------------------------------
                                                29,828
-------------------------------------------------------------------------------
ENTERTAINMENT -- 1.7%
 15,000   WALT DISNEY, 6.080%, 07/10/00         14,977
-------------------------------------------------------------------------------
                                                14,977
-------------------------------------------------------------------------------
FINANCIAL SERVICES -- 4.5%
 10,000   FORD MOTOR CREDIT, 6.500%, 07/21/00    9,964
 15,000   HOUSEHOLD BANK, 6.640%, 08/25/00      14,848
 15,000   HOUSEHOLD FINANCE, 6.190%, 07/06/00   14,987
-------------------------------------------------------------------------------
                                                39,799
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
PRINCIPAL                                     AMORTIZED
AMOUNT                                          COST
(000)                                           (000)
-------------------------------------------------------------------------------
COMMERCIAL PAPER -- (CONTINUED)
-------------------------------------------------------------------------------
FOOD & BEVERAGE -- 18.1%
$15,000   ANHEUSER BUSCH, 6.100%, 07/14/00    $ 14,967
 10,000   CAMPBELL SOUP, 6.500%, 07/24/00        9,958
 15,000   CAMPBELL SOUP, 6.600%, 08/23/00       14,854
 10,000   COCA COLA, 6.500%, 08/07/00            9,933
 10,000   COCA COLA, 6.640%, 09/01/00            9,886
 10,000   COCA COLA, 6.560%, 09/29/00            9,836
 15,000   GENERAL MILLS, 6.270%, 07/13/00       14,969
 14,500   GOLDEN PEANUT, 6.450%, 07/03/00       14,495
 15,000   GOLDEN PEANUT, 6.237%, 07/06/00       14,987
 15,000   H.J. HEINZ, 6.520%, 07/31/00          14,918
 15,000   H.J. HEINZ, 6.520%, 08/09/00          14,894
 17,500   KELLOGG, 6.510%, 08/07/00             17,383
-------------------------------------------------------------------------------
                                               161,080
-------------------------------------------------------------------------------
FUNDING CORPORATION -- 1.1%
 10,000   NEW CENTER ASSET TRUST,
          6.651%, 09/14/00                       9,864
-------------------------------------------------------------------------------
                                                 9,864
-------------------------------------------------------------------------------
INSURANCE -- 9.1%
 10,000   AI CREDIT, 6.070%, 07/05/00            9,993
 10,000   AIG FUNDING, 6.550%, 08/09/00          9,929
 15,000   MET LIFE FUNDING, 6.120%, 07/17/00    14,959
 15,000   MET LIFE FUNDING, 6.620%, 08/14/00    14,879
 12,000   USAA CAPITAL, 6.329%, 07/18/00        11,965
  9,118   USAA CAPITAL, 6.550%, 09/08/00         9,004
 10,000   USAA CAPITAL, 6.630%, 09/18/00         9,855
-------------------------------------------------------------------------------
                                                80,584
-------------------------------------------------------------------------------
INVESTMENT BANKER/BROKER DEALER -- 3.4%
 15,000   GOLDMAN SACHS GROUP, 6.410%, 07/26/00 14,933
 15,000   GOLDMAN SACHS GROUP, 6.640%, 08/17/00 14,870
-------------------------------------------------------------------------------
                                                29,803
-------------------------------------------------------------------------------
MACHINERY -- 1.4%
 12,900   SNAP ON, 6.520%, 08/01/00             12,828
-------------------------------------------------------------------------------
                                                12,828
-------------------------------------------------------------------------------
PRINTING & PUBLISHING -- 5.3%
 15,000   GANNETT, 6.480%, 07/18/00             14,954
 10,500   MCGRAW HILL, 6.510%, 07/21/00         10,462
 10,000   MCGRAW-HILL, 6.236%, 07/25/00          9,959
 12,000   MCGRAW-HILL, 6.570%, 08/31/00         11,866
-------------------------------------------------------------------------------
                                                47,241
-------------------------------------------------------------------------------
RETAIL -- 1.7%
 15,000   WAL-MART STORES, 6.560%, 09/26/00     14,762
-------------------------------------------------------------------------------
                                                14,762
-------------------------------------------------------------------------------
STEEL & STEEL WORKS -- 3.4%
 15,000   ALCOA, 6.400%, 07/27/00               14,931
 15,000   ALCOA, 6.650%, 08/03/00               14,909
-------------------------------------------------------------------------------
                                                29,840
-------------------------------------------------------------------------------
TELEPHONE & TELECOMMUNICATION -- 7.8%
 15,000   AT & T, 6.670%, 09/05/00              14,817
 15,000   AT & T, 6.560%, 09/11/00              14,803
 10,000   BELLSOUTH TELEPHONE, 6.500%,
          07/07/00                               9,989
 15,000   LUCENT TECHNOLOGY, 6.510%, 08/04/00   14,908
 15,000   SBC COMMUNICATIONS, 6.110%, 07/11/00  14,975
-------------------------------------------------------------------------------
                                                69,492
-------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER (COST $792,401)         792,401
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
PRINCIPAL                                      AMORTIZED
AMOUNT                                           COST
(000)                                            (000)
-------------------------------------------------------------------------------
AGENCY OBLIGATIONS -- 4.5%
-------------------------------------------------------------------------------
$10,000   FHLB, 6.229%, 07/31/00              $ 10,000
 10,000   SLMA, 6.214%, 07/20/00                10,000
 10,000   SLMA, 6.093%, 08/17/00                10,000
 10,000   SLMA, 6.043%, 09/21/00                10,000
-------------------------------------------------------------------------------
TOTAL AGENCY OBLIGATIONS (COST $40,000)         40,000
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 6.7%
-------------------------------------------------------------------------------
 19,286   MORGAN STANLEY DEAN WITTER, 6.420%,
           DATED 06/30/00, DUE 07/03/00,
           REPURCHASE PRICE $19,296,818
           (COLLATERALIZED BY U.S. TREASURY
           OBLIGATION, TOTAL PAR VALUE
           $14,905,000, 8.750%, 08/15/20,
           TOTAL MARKET VALUE
           $19,696,098)                         19,286
-------------------------------------------------------------------------------
 40,000   MORGAN STANLEY DEAN WITTER, 6.650%,
           DATED 06/30/00, DUE 07/03/00,
           REPURCHASE PRICE $40,022,167
           (COLLATERALIZED BY FHLMC SOVEREIGN
           AGENCY NOTE, TOTAL PAR VALUE
           $42,570,000, 5.000%, 01/15/04,
           TOTAL MARKET VALUE
           $41,004,666)                         40,000
-------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS (COST $59,286)      59,286
-------------------------------------------------------------------------------
TOTAL INVESTMENTS--100.5% (COST $891,687)      891,687
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                               AMORTIZED
                                                 COST
                                                 (000)
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(0.5%)    $  (4,043)
-------------------------------------------------------------------------------
NET ASSETS:
TRUST SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR
    VALUE) BASED ON 543,746,430 OUTSTANDING
    SHARES OF BENEFICIAL INTEREST              543,746
-------------------------------------------------------------------------------
INVESTMENT A SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR
    VALUE) BASED ON 343,970,119 OUTSTANDING
    SHARES OF BENEFICIAL INTEREST              343,970
-------------------------------------------------------------------------------
INVESTMENT B SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
    BASED ON 10,340 OUTSTANDING SHARES OF
    BENEFICIAL INTEREST                             11
-------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME                  6
-------------------------------------------------------------------------------
ACCUMULATED NET REALIZED LOSS ON INVESTMENTS       (89)
-------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                    $887,644
-------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- TRUST SHARES                     $1.00
-------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- INVESTMENT A SHARES              $1.00
-------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- INVESTMENT B SHARES              $1.00
-------------------------------------------------------------------------------
SEE NOTES TO STATEMENT OF NET ASSETS PAGE 26.


HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND  JUNE 30, 2000 (UNAUDITED)
-------------------------------------------------------------------------------
PRINCIPAL                                      AMORTIZED
AMOUNT                                           COST
(000)                                            (000)
-------------------------------------------------------------------------------
MUNICIPAL BONDS -- 95.8%
-------------------------------------------------------------------------------
OHIO -- 95.8%
$ 1,100   ALLEN COUNTY, BANS, 4.549%, 09/14/00 $ 1,101
-------------------------------------------------------------------------------
  1,300   ALLEN COUNTY, BANS, 4.730%, 09/14/00   1,301
-------------------------------------------------------------------------------
  1,500   AMERICAN MUNICIPAL POWER, BANS,
           4.750%, 08/25/00                      1,501
-------------------------------------------------------------------------------
  2,350   AMERICAN MUNICIPAL POWER, BANS,
           3.900%, 09/08/00                      2,350
-------------------------------------------------------------------------------
  1,879   AMERICAN MUNICIPAL POWER, BANS,
           4.100%, 12/01/00                      1,879
-------------------------------------------------------------------------------
  1,500   ASHLAND, SANITARY SEWER SYSTEM
           IMPROVEMENT, GO, 4.459%, 03/15/01     1,503
-------------------------------------------------------------------------------
  1,500   AVON LAKE, BANS, 4.750%, 03/29/01      1,504
-------------------------------------------------------------------------------
  1,500   BUTLER COUNTY, BANS, 4.150%, 10/19/00  1,502
-------------------------------------------------------------------------------
  1,500   BUTLER COUNTY, BANS, 4.549%, 03/15/01  1,504
-------------------------------------------------------------------------------
  1,000   BUTLER COUNTY, IDR, WEEKLY VRDNS,
           4.900%, 08/01/12                      1,000
-------------------------------------------------------------------------------
  1,860   CENTERVILLE, WEEKLY VRDNS,
           BETHANY LUTHERAN VILLAGE PROJECT,
           LOC: PNC BANK, 4.850%, 11/01/13       1,860
-------------------------------------------------------------------------------
  1,810   CLARK COUNTY, BANS, 4.750%, 05/08/01   1,815
-------------------------------------------------------------------------------
  1,280   CLARK COUNTY, BANS, 4.900%, 06/20/01   1,284
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
PRINCIPAL                                      AMORTIZED
AMOUNT                                           COST
(000)                                            (000)
-------------------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
OHIO -- (CONTINUED)
-------------------------------------------------------------------------------
$ 3,500   CLEVELAND, INCOME TAX REVENUE,
           WEEKLY VRDNS, AMBAC,
           4.900%, 05/15/24                   $  3,500
-------------------------------------------------------------------------------
  4,700   COLUMBUS, SSRB, WEEKLY VRDNS,
           SERIES 1994, 4.700%, 06/01/11         4,700
-------------------------------------------------------------------------------
  2,300   COLUMBUS, WEEKLY VRDNS,
           ELECTRIC SYSTEM REVENUE,
           LOC: UNION BANK OF SWITZERLAND,
           4.200%, 09/01/09                      2,300
-------------------------------------------------------------------------------
  1,000   COLUMBUS, WEEKLY VRDNS, SERIES
           1, 4.500%, 06/01/16                   1,000
-------------------------------------------------------------------------------
    300   COLUMBUS, WEEKLY VRDNS, SERIES
           1, 4.600%, 12/01/17                     300
-------------------------------------------------------------------------------
  2,405   COSHOCTON COUNTY, HRB, WEEKLY VRDNS,
           ECHOING HILLS VILLAGE PROJECT,
           LOC: BANK ONE, 4.800%, 03/01/14       2,405
-------------------------------------------------------------------------------
  2,000   CUYAHOGA COUNTY, CONTINUING
           CARE FACILITIES, WEEKLY VRDNS,
           ELIZA JENNINGS PROJECT,
           LOC: LASALLE NATIONAL BANK,
           4.750%, 02/01/29                      2,000
-------------------------------------------------------------------------------
  1,200   CUYAHOGA COUNTY, EDR, DAILY VRDNS,
           CLEVELAND ORCHESTRA, LOC:
           BANK OF AMERICA,
           4.500%, 04/01/28                      1,200
-------------------------------------------------------------------------------
  3,400   CUYAHOGA COUNTY, HFA, DAILY VRDNS,
           CLEVELAND CLINIC FOUNDATION,
           SERIES 1997-D, 4.550%, 01/01/26       3,400
-------------------------------------------------------------------------------



   (See notes which are an integral part of the Financial Statements.)

   STATEMENT OF NET ASSETS

-------------------------------------------------------------------------------
PRINCIPAL                                     AMORTIZED
AMOUNT                                          COST
(000)                                           (000)
-------------------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
-------------------------------------------------------------------------------
OHIO -- (CONTINUED)
-------------------------------------------------------------------------------
$ 1,275   CUYAHOGA COUNTY, HFA, DAILY VRDNS,
           UNIVERSITY HOSPITAL CLEVELAND,
           LOC: CHASE MANHATTAN BANK,
           4.450%, 01/01/16                  $   1,275
-------------------------------------------------------------------------------
  2,000   CUYAHOGA COUNTY, HFA, WEEKLY VRDNS,
           CLEVELAND CLINIC FOUNDATION,
           SERIES 1996-A, LOC: MORGAN
           GUARANTY TRUST,
           4.750%, 01/01/26                      2,000
-------------------------------------------------------------------------------
  3,500    CUYAHOGA COUNTY, HFA,
           WEEKLY VRDNS, CLEVELAND
           CLINIC FOUNDATION, SERIES
           1996-B, 4.800%, 01/01/26              3,500
-------------------------------------------------------------------------------
  1,900   CUYAHOGA COUNTY, HFA, WEEKLY VRDNS,
           CLEVELAND CLINIC FOUNDATION, SERIES A,
           4.800%, 01/01/24                      1,900
-------------------------------------------------------------------------------
  1,400   CUYAHOGA COUNTY, IDA, WEEKLY VRDNS,
           ALLEN GROUP PROJECT,
           LOC: DRESDNER BANK,
           4.550%, 12/01/15                      1,400
-------------------------------------------------------------------------------
  1,600   CUYAHOGA COUNTY, IDR, WEEKLY VRDNS,
           EDGECOMB METALS PROJECT,
           LOC: BANQUE NATIONALE PARIS,
           4.850%, 09/01/09                      1,600
-------------------------------------------------------------------------------
  1,800   DOVER, BANS, 3.950%, 09/07/00          1,801
-------------------------------------------------------------------------------
  2,415   EUCLID, BANS, 4.500%, 12/15/00         2,421
-------------------------------------------------------------------------------
  1,600   EVANDALE, IDR, WEEKLY VRDNS,
           SHAVER REAL ESTATE, LOC: ABN-AMRO BANK,
           4.600%, 09/01/15                      1,600
-------------------------------------------------------------------------------
  1,000   FRANKLIN COUNTY, HRB, WEEKLY VRDNS,
           CHILDRENS HOSPITAL PROJECT, SERIES B,
           4.900%, 12/01/14                      1,000
-------------------------------------------------------------------------------
  2,500   FRANKLIN COUNTY, HRB, WEEKLY VRDNS,
           DOCTORS OF OHIO HEALTH
           PROJECT, SERIES B,
           LOC: NATIONAL CITY BANK,
           4.830%, 12/01/28                      2,500
-------------------------------------------------------------------------------
  2,400   FRANKLIN COUNTY, HRB, WEEKLY VRDNS,
           HOLY CROSS HEALTH SYSTEM,
           4.800%, 06/01/16                      2,400
-------------------------------------------------------------------------------
  3,300   FRANKLIN COUNTY, HRB, WEEKLY VRDNS,
           U.S. HEALTH, SERIES A, LOC: MORGAN
           GUARANTY TRUST, 4.730%, 12/01/21      3,300
-------------------------------------------------------------------------------
  2,800   FRANKLIN COUNTY, IDA, MONTHLY VRDNS,
           BRICKER & ECKLER PROJECT,
           LOC: BANK ONE,
           4.250%, 11/01/14                      2,800
-------------------------------------------------------------------------------
    750   FRANKLIN COUNTY, IDA, WEEKLY VRDNS,
           COLUMBUS COLLEGE ART & DESIGN PROJECT,
           LOC: BANK ONE, 4.850%, 10/01/11         750
-------------------------------------------------------------------------------
  1,350   FRANKLIN COUNTY, IDA, WEEKLY VRDNS,
           DOMINICAN SISTER, LOC:
           FIFTH THIRD BANK,
           4.850%, 12/01/16                      1,350
-------------------------------------------------------------------------------
  2,650   GREENE COUNTY, SERIES B, GO,
           4.500%, 03/02/01                      2,656
-------------------------------------------------------------------------------
  2,000   HAMILTON COUNTY, HFA, WEEKLY VRDNS,
           MULTI-FAMILY MANAGEMENT
           AFFORDABLE HOUSING,
           SERIES A, LOC: BANK ONE,
           4.800%, 01/01/30                      2,000
-------------------------------------------------------------------------------
  3,590    HAMILTON COUNTY, HRB, WEEKLY VRDNS,
           HEALTH ALLIANCE, SERIES A, MBIA,
           4.900%, 01/01/18                      3,590
-------------------------------------------------------------------------------
  1,900   HAMILTON COUNTY, HRB, WEEKLY VRDNS,
           HEALTH ALLIANCE, SERIES E, MBIA,
           4.900%, 01/01/18                      1,900

-------------------------------------------------------------------------------
PRINCIPAL                                     AMORTIZED
AMOUNT                                          COST
(000)                                           (000)
-------------------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
-------------------------------------------------------------------------------
OHIO -- (CONTINUED)
-------------------------------------------------------------------------------
$ 2,000   HAMILTON COUNTY, HRB, WEEKLY VRDNS,
           CHILDRENS MEDICAL CENTER PROJECT,
           SERIES A, LOC: PNC BANK,
           4.850%, 05/15/17                    $ 2,000
-------------------------------------------------------------------------------
  1,600   HAMILTON COUNTY, HRB, WEEKLY VRDNS,
           HEALTH ALLIANCE, SERIES B, MBIA,
           4.850%, 01/01/18                      1,600
-------------------------------------------------------------------------------
  1,100   HAMILTON COUNTY, MONTHLY
           VRDNS, AUTOMATIC
           DATA PROCESSING, 4.500%, 10/15/12     1,100
-------------------------------------------------------------------------------
  1,660   HAMILTON COUNTY, WEEKLY VRDNS,
           CINCINNATI ARTS ASSOCIATION,
           LOC: FIFTH THIRD BANK,
           4.960%, 05/01/13                      1,660
-------------------------------------------------------------------------------
  2,000   HILLIARD, CSD, BANS,
          4.980%, 02/23/01                       2,004
-------------------------------------------------------------------------------
  1,300   HUBER HEIGHTS, BANS,
          5.250%, 05/31/01                       1,303
-------------------------------------------------------------------------------
  2,665   LUCAS COUNTY, WEEKLY VRDNS,
           TOLEDO ZOOLOGICAL SOCIETY,
           LOC: KEYBANK,
           4.750%, 10/01/05                      2,665
-------------------------------------------------------------------------------
  1,000   LYNDHURST CITY, BANS,
           4.625%, 03/15/01                      1,002
-------------------------------------------------------------------------------
  2,000    MAHONING COUNTY, HRB, WEEKLY VRDNS,
           FORUM HEALTH OBLIGATION GROUP B,
           MBIA, 4.800%, 12/01/28                2,000
-------------------------------------------------------------------------------
    870   MAHONING COUNTY, WEEKLY VRDNS,
           COPELAND OAKS PROJECT, SERIES 1992,
           LOC: BANK ONE, 4.800%, 04/01/17         870
-------------------------------------------------------------------------------
    700   MARION COUNTY, HRB, WEEKLY VRDNS,
           LOC: BANK ONE, 4.800%, 08/01/20         700
-------------------------------------------------------------------------------
  1,000   MARYSVILLE, BANS, 4.460%, 11/16/00     1,001
-------------------------------------------------------------------------------
  1,650   MARYSVILLE, CSD, BANS,
          5.000%, 05/31/01                       1,655
-------------------------------------------------------------------------------
  4,555   MASON COUNTY, EDR, WEEKLY VRDNS,
           CEDAR VILLAGE PROJECT, LOC:
           FIFTH THIRD BANK,
           4.850%, 12/01/17                      4,555
-------------------------------------------------------------------------------
  1,700   MASON, BANS, 4.950%, 05/31/01          1,703
-------------------------------------------------------------------------------
  2,000   MASON, CSD, BANS, 4.630%, 02/15/01     2,005
-------------------------------------------------------------------------------
  1,020   MASSILLON, BANS, 4.900%, 01/12/01      1,022
-------------------------------------------------------------------------------
  2,000   MIDDLESBURG HEIGHTS, HRB, WEEKLY VRDNS,
           SOUTHWEST GENERAL HEALTH,
           LOC: KEYBANK,
           4.800%, 08/15/22                      2,000
-------------------------------------------------------------------------------
  1,300   MONTGOMERY COUNTY, DAILY VRDNS,
           MIAMI VALLEY HOSPITAL PROJECT,
           SERIES A,
           4.500%, 11/15/22                      1,300
-------------------------------------------------------------------------------
  2,900   MONTGOMERY COUNTY, WEEKLY VRDNS,
           SOCIETY ST. VINCENT DEPAUL,
           LOC: NATIONAL CITY BANK,
           4.800%, 12/01/10                      2,900
-------------------------------------------------------------------------------
  1,000   MORROW COUNTY, IDA, WEEKLY VRDNS,
           FIELD CONTAINER, LOC:
           AMERICAN NATIONAL,
           4.800%, 06/01/03                      1,000
-------------------------------------------------------------------------------
  2,350   OHIO STATE UNIVERSITY, WEEKLY VRDNS,
           GENERAL RECEIPTS, 4.750%, 12/01/27    2,350
-------------------------------------------------------------------------------
  1,800   OHIO STATE, AQDA, DAILY VRDNS,
           CINCINNATI GAS & ELECTRIC, SERIES A,
           LOC: ABN-AMRO BANK, 4.500%, 09/01/30  1,800
-------------------------------------------------------------------------------
  1,500   OHIO STATE, AQDA, DAILY VRDNS,
           LOC: DEUTSCHE BANK, 4.450%, 10/01/01  1,500
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
PRINCIPAL                                     AMORTIZED
AMOUNT                                          COST
(000)                                           (000)
-------------------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
-------------------------------------------------------------------------------
OHIO -- (CONTINUED)
-------------------------------------------------------------------------------
$ 2,000   OHIO STATE, AQDA, PENNSYLVANIA POWER
           COMPANY PROJECT, AMBAC,
           4.050%, 07/11/00                    $ 2,000
-------------------------------------------------------------------------------
  1,700   OHIO STATE, AQDA, PENNSYLVANIA POWER
           COMPANY PROJECT, AMBAC,
           3.950%, 07/13/00                      1,700
-------------------------------------------------------------------------------
  3,000   OHIO STATE, AQDA, TECP,
          4.050%, 07/05/00                       3,000
-------------------------------------------------------------------------------
  3,000   OHIO STATE, AQDA, WEEKLY VRDNS,
           4.900%, 12/01/19                      3,000
-------------------------------------------------------------------------------
  3,200   OHIO STATE, HEF, WEEKLY VRDNS,
           LOC: FIFTH THIRD BANK,
           4.850%, 09/01/17                      3,200
-------------------------------------------------------------------------------
  2,250   OHIO STATE, HEF, WEEKLY VRDNS,
           LOC: FIFTH THIRD BANK,
           4.850%, 09/01/24                      2,250
-------------------------------------------------------------------------------
  3,000   OHIO STATE, HEF, WEEKLY VRDNS,
           MALONE COLLEGE, 4.850%, 10/01/22      3,000
-------------------------------------------------------------------------------
  1,000   OHIO STATE, HEF, WEEKLY VRDNS,
           MT. VERNON NAZARENE,
           LOC: NATIONAL CITY BANK,
           4.850%, 09/01/09                      1,000
-------------------------------------------------------------------------------
  1,000   OHIO STATE, PCR, WEEKLY VRDNS,
           CLEVELAND ILLUMINATING
           PROJECT, SERIES A, RB,
           3.500%, 03/01/15                      1,000
-------------------------------------------------------------------------------
    520   OHIO STATE, WDA, DAILY VRDNS,
           MEAD COMPANY, SERIES B,
           LOC: BANK OF AMERICA,
           4.450%, 11/01/15                        520
-------------------------------------------------------------------------------
  2,500   ORANGE COUNTY, CSD, BANS,
           3.640%, 07/20/00                      2,500
-------------------------------------------------------------------------------
    910   ORRVILLE, HRB, WEEKLY VRDNS,
           ORRVILLE HOSPITAL FOUNDATION,
           LOC: NATIONAL CITY BANK,
           4.800%, 12/01/07                        910
-------------------------------------------------------------------------------
  1,000   OTTAWA COUNTY, BANS, 4.599%, 02/14/01  1,002
-------------------------------------------------------------------------------
  1,164   PARMA, IDA, BANS, 4.200%, 10/31/00     1,165
-------------------------------------------------------------------------------
  1,000   SANDUSKY, BANS, 4.125%, 09/14/00       1,001
-------------------------------------------------------------------------------

                                              AMORTIZED
SHARES/                                         COST
PRINCIPAL AMOUNT (000)                          (000)
-------------------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
OHIO -- (CONTINUED)
-------------------------------------------------------------------------------
$ 1,400   SENECA COUNTY, HFA, WEEKLY VRDNS,
           SAINT FRANCIS HOME PROJECT,
           LOC: NATIONAL CITY BANK,
            4.800%, 12/15/13                   $ 1,400
-------------------------------------------------------------------------------
  3,000   SHARONVILLE, IDR, WEEKLY VRDNS,
           EDGECOMB METALS PROJECT,
           LOC: WELLS FARGO BANK,
           4.750%, 11/01/09                      3,000
-------------------------------------------------------------------------------
  1,000   SOUTHWESTERN, CSD, BANS,
          5.125%, 12/08/00                       1,002
-------------------------------------------------------------------------------
  2,000   UNIVERSITY OF CINCINNATI,
           GENERAL RECEIPTS,
           SERIES AJ, BANS,
           4.500%, 03/01/01                      2,005
-------------------------------------------------------------------------------
  2,000   UNIVERSITY OF CINCINNATI,
           GENERAL RECEIPTS,
           SERIES AK, BANS,
           4.250%, 10/05/00                      2,002
-------------------------------------------------------------------------------
TOTAL OHIO                                     161,004
-------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (COST $161,004)          161,004
-------------------------------------------------------------------------------
MONEY MARKETS -- 3.7%
-------------------------------------------------------------------------------
6,102,915 MERRILL LYNCH INSTITUTIONAL
          TAX-EXEMPT FUND                        6,103
-------------------------------------------------------------------------------
  186,100 NUVEEN TAX EXEMPT MONEY MARKET FUND      186
-------------------------------------------------------------------------------
TOTAL MONEY MARKETS (COST $6,289)                6,289
-------------------------------------------------------------------------------
TOTAL INVESTMENTS--99.6% (COST $167,293)       167,293
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--0.4%            750
-------------------------------------------------------------------------------
NET ASSETS:
TRUST SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
    BASED ON 72,309,886 OUTSTANDING SHARES
    OF BENEFICIAL INTEREST                      72,310
-------------------------------------------------------------------------------
INVESTMENT A SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR
   VALUE) BASED ON 95,694,262 OUTSTANDING
   SHARES OF BENEFICIAL INTEREST                95,694
-------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME                 51
-------------------------------------------------------------------------------
ACCUMULATED NET REALIZED LOSS ON INVESTMENTS       (12)
-------------------------------------------------------------------------------
TOTAL NET ASSETS--100.0%                      $168,043
-------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE -- TRUST SHARES                 $1.00
-------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- INVESTMENT A SHARES              $1.00
-------------------------------------------------------------------------------
SEE NOTES TO STATEMENT OF NET ASSETS PAGE 26.


HUNTINGTON U.S. TREASURY MONEY MARKET FUND  JUNE 30, 2000 (UNAUDITED)
-------------------------------------------------------------------------------
PRINCIPAL                                     AMORTIZED
AMOUNT                                          COST
(000)                                           (000)
-------------------------------------------------------------------------------
U.S. TREASURY BILLS -- 34.4%
-------------------------------------------------------------------------------
$30,000   5.800%, 07/20/00                    $ 29,910
 15,000   5.689%, 07/27/00                      14,940
 10,000   5.715%, 08/10/00                       9,938
 25,000   6.086%, 08/24/00                      24,776
 15,000   6.050%, 10/19/00                      14,729
 15,000   6.040%, 11/09/00                      14,678
 20,000   5.885%, 11/30/00                      19,503
 30,000   5.930%, 12/14/00                      29,180
-------------------------------------------------------------------------------
TOTAL U.S. TREASURY BILLS (COST $157,654)      157,654
-------------------------------------------------------------------------------
U.S. TREASURY NOTES -- 4.4%
-------------------------------------------------------------------------------
 20,000   8.750%, 08/15/00                      20,063
-------------------------------------------------------------------------------
TOTAL U.S. TREASURY NOTES (COST $20,063)        20,063
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
PRINCIPAL                                     AMORTIZED
AMOUNT                                          COST
(000)                                           (000)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 61.5%
-------------------------------------------------------------------------------
$20,000    BANK ONE, 6.380%, DATED 06/28/00,
            DUE 07/05/00, REPURCHASE PRICE
            $20,024,811 (COLLATERALIZED BY
            U.S. TREASURY OBLIGATION, TOTAL
            PAR VALUE $20,000,000, 5.750%,
            06/30/01, TOTAL MARKET
            VALUE $20,440,625)                $ 20,000
-------------------------------------------------------------------------------
 35,000    COMMERCE BANK, 6.350%, DATED
            06/30/00, DUE 07/07/00,
            REPURCHASE PRICE $35,043,215
            (COLLATERALIZED BY U.S.
            TREASURY OBLIGATION, TOTAL PAR
            VALUE $25,575,000, 12.000%,
            08/15/13, TOTAL MARKET
            VALUE $35,776,808)                  35,000
-------------------------------------------------------------------------------
   See notes which are an integral part of the Financial Statements.)

   STATEMENT OF NET ASSETS

-------------------------------------------------------------------------------
PRINCIPAL                                     AMORTIZED
AMOUNT                                          COST
(000)                                           (000)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- (CONTINUED)
-------------------------------------------------------------------------------
$50,000   CREDIT SUISSE FIRST BOSTON, 6.350%,
           DATED 06/26/00, DUE 07/03/00,
           REPURCHASE PRICE $50,061,736
           (COLLATERALIZED BY VARIOUS
           U.S. TREASURY OBLIGATIONS, RANGING
           IN PAR VALUE $8,671,000 - 30,000,000,
           8.500% - 11.250, 02/15/15 - 02/15/20,
           TOTAL MARKET VALUE $51,562,962)    $ 50,000
-------------------------------------------------------------------------------
 50,000    GOLDMAN SACHS GROUP, 6.400%,
            DATED 6/27/00, DUE 07/03/00,
            REPURCHASE PRICE $50,053,333
            (COLLATERALIZED BY U.S. TREASURY
            OBLIGATION, TOTAL PAR VALUE
            $41,620,000, 8.125%, 08/15/19,
            TOTAL MARKET VALUE
            $51,415,564)                        50,000
-------------------------------------------------------------------------------
 20,000   LEHMAN BROTHERS, INC., 6.370%,
           DATED 06/27/00, DUE 07/03/00,
           REPURCHASE PRICE $20,021,233
           (COLLATERALIZED BY U.S. TREASURY
           OBLIGATION, TOTAL PAR VALUE
           $14,060,000, 10.625%, 08/15/15,
           TOTAL MARKET VALUE $20,529,942)      20,000
-------------------------------------------------------------------------------
 20,000   MERRILL LYNCH, 6.250%, DATED 06/28/00,
            DUE 07/05/00, REPURCHASE PRICE
            $20,024,306 (COLLATERALIZED BY
            U.S. TREASURY OBLIGATION,
            TOTAL PAR VALUE $20,610,000,
            5.750%, 04/30/03, TOTAL MARKET
            VALUE $20,490,848)                  20,000
-------------------------------------------------------------------------------
 21,748   MORGAN STANLEY DEAN WITTER, 6.420%,
            DATED 06/30/00, DUE 07/03/00,
            REPURCHASE PRICE $21,759,235
            (COLLATERALIZED BY U.S. TREASURY
            OBLIGATION, TOTAL PAR VALUE
            $16,635,000, 9.250%, 02/15/16,
            TOTAL MARKET VALUE $22,218,607)     21,748
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
PRINCIPAL                                     AMORTIZED
AMOUNT                                          COST
(000)                                           (000)
-------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS -- (CONTINUED)
$45,000   PRUDENTIAL SECURITIES, 6.420%,
            DATED 06/29/00, DUE 07/06/00,
            REPURCHASE PRICE $45,056,175
            (COLLATERALIZED BY U.S. TREASURY
            OBLIGATION, TOTAL PAR VALUE
            $37,170,000, 8.125%, 08/15/19,
            TOTAL MARKET VALUE $45,924,033)   $ 45,000
--------------------------------------------------------------------------------
 20,000   SALOMON SMITH BARNEY, 6.300%,
            DATED 06/29/00, DUE 07/06/00,
            REPURCHASE PRICE $20,024,500
            (COLLATERALIZED BY U.S. TREASURY
            OBLIGATION, TOTAL PAR VALUE
            $15,660,000, 8.875%, 08/15/17,
            TOTAL MARKET VALUE $20,422,157)     20,000
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS (COST $281,748)    281,748
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--100.4% (COST $459,465)      459,465
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(0.4%)       (1,689)
--------------------------------------------------------------------------------
NET ASSETS:
TRUST SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR
    VALUE) BASED ON 420,809,437 OUTSTANDING
    SHARES OF BENEFICIAL INTEREST              420,808
--------------------------------------------------------------------------------
INVESTMENT A SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
    BASED ON 36,952,646 OUTSTANDING SHARES
    OF BENEFICIAL INTEREST                      36,952
--------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME                  5
--------------------------------------------------------------------------------
ACCUMULATED NET REALIZED GAIN ON INVESTMENTS        11
--------------------------------------------------------------------------------
TOTAL NET ASSETS --100.0%                     $457,776
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- TRUST SHARES                     $1.00
-------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- INVESTMENT A SHARES              $1.00
-------------------------------------------------------------------------------
SEE NOTES TO STATEMENT OF NET ASSETS PAGE 26.


HUNTINGTON GROWTH FUND  JUNE 30, 2000 (UNAUDITED)
-------------------------------------------------------------------------------
SHARES                                          VALUE
                                                (000)
-------------------------------------------------------------------------------
COMMON STOCK -- 98.7%
-------------------------------------------------------------------------------
APPAREL/TEXTILES -- 0.7%
 57,000   CINTAS                               $ 2,091
-------------------------------------------------------------------------------
                                                 2,091
-------------------------------------------------------------------------------
BANKS -- 0.3%
  8,500   STATE STREET                             902
-------------------------------------------------------------------------------
                                                   902
-------------------------------------------------------------------------------
BEAUTY PRODUCTS -- 2.9%
 75,000   COLGATE PALMOLIVE                      4,491
110,000   GILLETTE                               3,843
 19,000   PROCTER & GAMBLE                       1,088
-------------------------------------------------------------------------------
                                                 9,422
-------------------------------------------------------------------------------
COMPUTERS -- 18.4%
176,000   CISCO SYSTEMS*                        11,187
 32,260   COMPUTER SCIENCES*                     2,409
 50,000   EMC*                                   3,847
 28,000   HEWLETT PACKARD                        3,496
 30,000   INTERNATIONAL BUSINESS MACHINES        3,287
124,000   MICROSOFT*                             9,920
176,250   ORACLE*                               14,816
164,000   SOLECTRON*                             6,867
 38,000   SUN MICROSYSTEMS*                      3,456
-------------------------------------------------------------------------------
                                                59,285
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
SHARES                                           VALUE
                                                 (000)
-------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
-------------------------------------------------------------------------------
DRUGS & HEALTH CARE -- 15.7%
200,600   ABBOTT LABORATORIES                  $ 8,939
 38,000   AMERICAN HOME PRODUCTS                 2,232
400,000   IMSHEALTH                              7,200
 50,000   JOHNSON & JOHNSON                      5,094
100,000   MERCK                                  7,662
150,000   PFIZER                                 7,200
 36,890   PHARMACIA                              1,907
200,000   SCHERING-PLOUGH                       10,100
-------------------------------------------------------------------------------
                                                50,334
-------------------------------------------------------------------------------
FINANCIAL SERVICES -- 2.8%
150,000   AMERICAN EXPRESS                       7,819
 24,000   FANNIE MAE                             1,252
-------------------------------------------------------------------------------
                                                 9,071
-------------------------------------------------------------------------------
FOOD & BEVERAGE -- 1.2%
 50,000   WM. WRIGLEY                            4,009
-------------------------------------------------------------------------------
                                                 4,009
-------------------------------------------------------------------------------
HOLDING COMPANIES -- 0.4%
     24   BERKSHIRE HATHAWAY, CL A*              1,291
     15   BERKSHIRE HATHAWAY, CL B*                 26
-------------------------------------------------------------------------------
                                                 1,317
-------------------------------------------------------------------------------
 (See notes which are an integral part of the Financial Statements.)

-------------------------------------------------------------------------------
SHARES                                           VALUE
                                                 (000)
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 5.2%
265,500   GENERAL ELECTRIC                    $ 14,071
 46,000   ILLINOIS TOOL WORKS                    2,622
--------------------------------------------------------------------------------
                                                16,693
--------------------------------------------------------------------------------
INFORMATION RETRIEVAL SERVICES -- 0.8%
 50,000   AMERICA ONLINE*                        2,638
--------------------------------------------------------------------------------
                                                 2,638
--------------------------------------------------------------------------------
INSURANCE -- 2.3%
 62,500   AMERICAN INTERNATIONAL GROUP           7,344
--------------------------------------------------------------------------------
                                                 7,344
--------------------------------------------------------------------------------
MARINE TRANSPORTATION -- 0.3%
 52,000   CARNIVAL                               1,014
--------------------------------------------------------------------------------
                                                 1,014
--------------------------------------------------------------------------------
MEDICAL & MEDICAL SERVICES -- 1.1%
 73,200   MEDTRONIC                              3,646
--------------------------------------------------------------------------------
                                                 3,646
--------------------------------------------------------------------------------
MISCELLANEOUS BUSINESS SERVICES -- 5.2%
300,000   AUTOMATIC DATA PROCESSING             16,069
 16,000   ECOLAB                                   625
--------------------------------------------------------------------------------
                                                16,694
--------------------------------------------------------------------------------
OFFICE SUPPLIES -- 2.6%
125,000   AVERY DENNISON                         8,391
--------------------------------------------------------------------------------
                                                 8,391
--------------------------------------------------------------------------------
PETROLEUM & FUEL PRODUCTS -- 8.2%
310,000   ANADARKO PETROLEUM                    15,287
150,000   SCHLUMBERGER                          11,194
--------------------------------------------------------------------------------
                                                26,481
--------------------------------------------------------------------------------
PRINTING & PUBLISHING -- 1.4%
 90,300   MEDIA GENERAL, CL A                    4,385
--------------------------------------------------------------------------------
                                                 4,385
--------------------------------------------------------------------------------
RETAIL -- 13.1%
337,500   HOME DEPOT                            16,854
196,000   KOHLS*                                10,903
443,600   WALGREEN                              14,278

--------------------------------------------------------------------------------
                                                42,035
--------------------------------------------------------------------------------
SEMI-CONDUCTORS/INSTRUMENTS -- 8.5%
150,000   ANALOG DEVICES*                       11,400
 20,000   APPLIED MATERIALS*                     1,813
 86,000   INTEL                                 11,497
 40,000   TEXAS INSTRUMENTS                      2,748
-------------------------------------------------------------------------------
                                                27,458
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
SHARES/                                          VALUE
PRINCIPAL AMOUNT (000)                           (000)
-------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
-------------------------------------------------------------------------------
TELEPHONE & TELECOMMUNICATION-- 4.0%
 58,000   AT&T                                 $ 1,834
 52,000   LUCENT TECHNOLOGIES                    3,081
 52,000   SBC COMMUNICATIONS                     2,249
 82,500   VODAFONE GROUP                         3,419
 47,000   WORLDCOM*                              2,156
-------------------------------------------------------------------------------
                                                12,739
-------------------------------------------------------------------------------
WHOLESALE -- 3.5%
 33,000   CARDINAL HEALTH                        2,442
209,300   SYSCO                                  8,817
-------------------------------------------------------------------------------
                                                11,259
-------------------------------------------------------------------------------
TOTAL COMMON STOCK (COST $145,595)             317,208
-------------------------------------------------------------------------------
COMMERCIAL PAPER -- 1.3%
-------------------------------------------------------------------------------
$ 4,249   PRUDENTIAL FUNDING, 6.003%, 07/03/00   4,249
-------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER (COST $4,249)             4,249
-------------------------------------------------------------------------------
TOTAL INVESTMENTS--100.0%  (COST $149,844)     321,457
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--0.0%             22
-------------------------------------------------------------------------------
NET ASSETS:
TRUST SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR
    VALUE) BASED ON 5,879,453 OUTSTANDING
    SHARES OF BENEFICIAL INTEREST              123,306
-------------------------------------------------------------------------------
INVESTMENT A SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
    BASED ON 313,671 OUTSTANDING SHARES OF
    BENEFICIAL INTEREST                          8,306
-------------------------------------------------------------------------------
INVESTMENT B SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
    BASED ON 26 OUTSTANDING SHARES OF
    BENEFICIAL INTEREST                              1
-------------------------------------------------------------------------------
ACCUMULATED NET INVESTMENT LOSS                   (109)
-------------------------------------------------------------------------------
ACCUMULATED NET REALIZED GAIN ON INVESTMENTS    18,362
-------------------------------------------------------------------------------
NET UNREALIZED APPRECIATION ON INVESTMENTS     171,613
-------------------------------------------------------------------------------
TOTAL NET ASSETS--100.0%                      $321,479
-------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- TRUST SHARES                    $51.91
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE --
   INVESTMENT A SHARES                          $51.83
MAXIMUM PUBLIC OFFERING PRICE PER SHARE --
   INVESTMENT A SHARES ($51.83 / 94.25%)        $54.99
NET ASSET VALUE AND OFFERING PRICE PER SHARE --
   INVESTMENT B SHARES                          $51.76
-------------------------------------------------------------------------------
SEE NOTES TO STATEMENT OF NET ASSETS PAGE 26.


   (See notes which are an integral part of the Financial Statements.)

   STATEMENT OF NET ASSETS



HUNTINGTON INCOME EQUITY FUND  JUNE 30, 2000 (UNAUDITED)

-------------------------------------------------------------------------------

SHARES                                           VALUE
                                                 (000)
-------------------------------------------------------------------------------
COMMON STOCK -- 83.9%
-------------------------------------------------------------------------------
AUTO/TRUCK PART & EQUIPMENT -- 5.5%
200,000   DANA                                 $ 4,237
140,000   FEDERAL SIGNAL                         2,310
120,000   FORD MOTOR                             5,160
 15,712   VISTEON*                                 191
-------------------------------------------------------------------------------
                                                11,898
-------------------------------------------------------------------------------
BANKS -- 11.8%
195,000   CHASE MANHATTAN                        8,982
194,400   FIRST UNION                            4,824
200,000   FLEET BOSTON FINANCIAL                 6,800
300,000   NATIONAL CITY                          5,119
-------------------------------------------------------------------------------
                                                25,725
-------------------------------------------------------------------------------
CHEMICALS -- 3.7%
 16,687   E.I. DU PONT DE NEMOURS                  730
450,000   M.A. HANNA                             4,050
 74,000   PPG INDUSTRIES                         3,279
-------------------------------------------------------------------------------
                                                 8,059
-------------------------------------------------------------------------------
DRUGS & HEALTH CARE -- 11.4%
160,000   AMERICAN HOME PRODUCTS                 9,400
140,000   BRISTOL-MYERS SQUIBB                   8,155
138,040   PHARMACIA                              7,135
-------------------------------------------------------------------------------
                                                24,690
-------------------------------------------------------------------------------
ELECTRICAL SERVICES -- 8.1%
240,000   IPALCO ENTERPRISES                     4,830
310,000   NISOURCE                               5,774
200,000   TECO ENERGY                            4,012
150,000   WISCONSIN ENERGY                       2,972
-------------------------------------------------------------------------------
                                                17,588
-------------------------------------------------------------------------------
FOOD & BEVERAGE -- 2.9%
220,000   CONAGRA                                4,194
 70,000   GALLAHER GROUP, ADR                    1,501
 20,000   RJ REYNOLDS TOBACCO HOLDINGS             559
-------------------------------------------------------------------------------
                                                 6,254
-------------------------------------------------------------------------------
GAS & NATURAL GAS -- 1.3%
 90,000   PEOPLES ENERGY                         2,914
-------------------------------------------------------------------------------
                                                 2,914
-------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 8.3%
160,000   CLOROX                                 7,170
204,000   GENERAL ELECTRIC                      10,812
-------------------------------------------------------------------------------
                                                17,982
-------------------------------------------------------------------------------
PETROLEUM & FUEL PRODUCTS -- 12.1%
248,274   CONOCO                                 6,098
 84,000   EXXON MOBIL                            6,594
100,000   ROYAL DUTCH PETROLEUM, ADR             6,156
140,000   TEXACO                                 7,455
-------------------------------------------------------------------------------
                                                26,303
-------------------------------------------------------------------------------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 1.7%
180,000   XEROX                                  3,735
-------------------------------------------------------------------------------
                                                 3,735
-------------------------------------------------------------------------------
PRINTING & PUBLISHING -- 1.0%
100,000   R.R. DONNELLEY & SONS                  2,256
-------------------------------------------------------------------------------
                                                 2,256
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

SHARES/                                          VALUE
PRINCIPAL AMOUNT (000)                           (000)
-------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
-------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST -- 2.5%
 85,000   MACK-CALI REALTY                     $ 2,183
125,000   NATIONWIDE HEALTH PROPERTIES           1,742
 65,500   SIMON PROPERTY GROUP                   1,453
-------------------------------------------------------------------------------
                                                 5,378
-------------------------------------------------------------------------------
STEEL & STEEL WORKS -- 2.4%
500,000   WORTHINGTON INDUSTRIES                 5,250
-------------------------------------------------------------------------------
                                                 5,250
-------------------------------------------------------------------------------
TELEPHONE & TELECOMMUNICATION -- 11.2%
 60,000   BELL ATLANTIC                          3,049
200,000   CABLE & WIRELESS, ADR                  4,300
100,000   GTE                                    6,225
125,000   US WEST                               10,719
-------------------------------------------------------------------------------
                                                24,293
-------------------------------------------------------------------------------
TOTAL COMMON STOCK (COST $106,744)             182,325
-------------------------------------------------------------------------------
CORPORATE BONDS -- 12.1%
-------------------------------------------------------------------------------
$ 4,259   CONTINENTAL AIRLINES,
           9.500%, 10/15/13                      4,403
  2,000   COUNTRYWIDE CAPITAL I,
           8.000%, 12/15/26                      1,655
  3,000   J.C. PENNY, 8.125%, 04/01/27           2,242
  5,000   LEGRAND, 8.500%, 02/15/25              5,131
  4,500   NATIONWIDE CSN TRUST,
           9.875%, 02/15/25                      4,680
  2,000   RALSTON PURINA, 9.300%, 05/01/21       2,233
  5,250   TRENWICK CAPITAL TRUST I,
            8.820%, 02/01/37                     4,231
  1,500   TRW, 9.350%, 06/04/20                  1,680
-------------------------------------------------------------------------------
TOTAL CORPORATE BONDS (COST $26,733)            26,255
-------------------------------------------------------------------------------
COMMERCIAL PAPER -- 3.5%
-------------------------------------------------------------------------------
  7,587   PRUDENTIAL FUNDING, 6.003%, 07/03/00   7,587

-------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER (COST $7,587)             7,587
-------------------------------------------------------------------------------
TOTAL INVESTMENTS--99.5% (COST $141,064)       216,167
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--0.5%          1,059
-------------------------------------------------------------------------------
NET ASSETS:
TRUST SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR
    VALUE) BASED ON 6,265,449 OUTSTANDING
    SHARES OF BENEFICIAL INTEREST              139,230
-------------------------------------------------------------------------------
INVESTMENT A SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR
    VALUE) BASED ON 44,134 OUTSTANDING
    SHARES OF BENEFICIAL INTEREST                1,702
-------------------------------------------------------------------------------
INVESTMENT B SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
    BASED ON 36 OUTSTANDING SHARES OF
    BENEFICIAL INTEREST                              1
-------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME                324
-------------------------------------------------------------------------------
ACCUMULATED NET REALIZED GAIN ON INVESTMENTS       866
-------------------------------------------------------------------------------
NET UNREALIZED APPRECIATION ON INVESTMENTS      75,103
-------------------------------------------------------------------------------
TOTAL NET ASSETS--100.0%                      $217,226
-------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- TRUST SHARES                    $34.43
-------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE
   PER SHARE -- INVESTMENT A SHARES             $34.44
-------------------------------------------------------------------------------
MAXIMUM PUBLIC OFFERING PRICE PER SHARE --
   INVESTMENT A SHARES ($34.44 / 94.25%)        $36.54
-------------------------------------------------------------------------------
NET ASSET VALUE AND OFFERING PRICE PER SHARE --
   INVESTMENT B SHARES                          $34.42
-------------------------------------------------------------------------------
SEE NOTES TO STATEMENT OF NET ASSETS PAGE 26.


   (See notes which are an integral part of the Financial Statements.)

HUNTINGTON MICHIGAN TAX-FREE FUND  JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                           (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 97.5%
--------------------------------------------------------------------------------
MICHIGAN -- 97.5%
$   300   ANCHOR BAY, CSD, GO,
          FGIC, 4.550%, 05/01/13               $   274
--------------------------------------------------------------------------------
    710   ANN ARBOR, WATER SUPPLY SYSTEM, SERIES T,
           RB, MBIA, 7.375%, 02/01/03              754
--------------------------------------------------------------------------------
    475   BYRON CENTER, PUBLIC SCHOOLS, GO, FSA,
            4.800%, 05/01/11                       460
--------------------------------------------------------------------------------
    305   BYRON CENTER, PUBLIC SCHOOLS, GO, FSA,
            4.900%, 05/01/12                       296
--------------------------------------------------------------------------------
    500   CADILLAC, AREA PUBLIC SCHOOLS, GO, FGIC,
           5.375%, 05/01/10                        507
--------------------------------------------------------------------------------
    230   CEDAR SPRINGS, PUBLIC SCHOOLS, GO, FSA,
           4.850%, 05/01/12                        221
--------------------------------------------------------------------------------
    500   CHELSEA, SDA, GO, FGIC,
           PRE-REFUNDED @ 101 (B),
           5.500%, 05/01/05                        519
--------------------------------------------------------------------------------
    500   DEARBORN, SDA, GO, 5.250%, 05/01/06      507
--------------------------------------------------------------------------------
    250   DETROIT, SDA, GO, AMBAC,
           PRE-REFUNDED @ 102 (B),
           7.100%, 05/01/01                        260
--------------------------------------------------------------------------------
    500   FOWLERVILLE COUNTY, SDA, GO, MBIA,
           PRE-REFUNDED @ 100 (B),
           5.350%, 05/01/07                        512
--------------------------------------------------------------------------------
    545   GRAND RAPIDS, DOWNTOWN DEVELOPMENT
           AUTHORITY, TA, MBIA, 6.600%, 06/01/08   583
--------------------------------------------------------------------------------
    310   GRANDVILLE, SDA, GO, FGIC,
          6.000%, 05/01/05                         325
--------------------------------------------------------------------------------
    490   GREENVILLE, PUBLIC SCHOOLS, GO, FSA,
           4.900%, 05/01/13                        470
--------------------------------------------------------------------------------
    500   GROSSE ILE TOWNSHIP, SDA, GO, FGIC,
           PRE-REFUNDED @ 100 (B),
           5.600%, 05/01/10                        520
--------------------------------------------------------------------------------
    500   HARRISON, COMMUNITY SCHOOLS, GO, AMBAC,
           5.800%, 05/01/07                        520
--------------------------------------------------------------------------------
    655   HOLLAND, WATER SUPPLY SYSTEM, SERIES A,
           RB, 5.250%, 07/01/12                    649
--------------------------------------------------------------------------------
    355   HOLTON, PUBLIC SCHOOLS, GO, FGIC,
           4.800%, 05/01/13                        333
--------------------------------------------------------------------------------
    500   HURON VALLEY, SDA, GO, FGIC,
           PRE-REFUNDED @ 100 (B),
           5.450%, 05/01/07                        516
--------------------------------------------------------------------------------
     80   JENISON, PUBLIC SCHOOLS, GO, FGIC,
           5.400%, 05/01/08                         82
--------------------------------------------------------------------------------
    420   JENISON, PUBLIC SCHOOLS, GO, FGIC,
           PRE-REFUNDED @ 101 (B),
           5.400%, 05/01/06                        435
--------------------------------------------------------------------------------
    450   KELLOGGSVILLE, PUBLIC SCHOOL, GO, FGIC,
           5.000%, 05/01/13                        438
--------------------------------------------------------------------------------
    500   KENOWA HILLS, PUBLIC SCHOOLS, GO, MBIA,
           5.500%, 05/01/08                        512
--------------------------------------------------------------------------------
    500   KENT COUNTY, HRB, PINE REST
           CHRISTIAN HOSPITAL PROJECT, RB, FGIC,
           6.500%, 11/01/10                        519
--------------------------------------------------------------------------------
    200   KENT, HRB, MARY FREE BED HOSPITAL PROJECT,
           SERIES A, RB, 6.500%, 04/01/05          202
--------------------------------------------------------------------------------
    780   LAKE ORION, SDA, GO, FGIC,
           4.950%, 05/01/11                        765
--------------------------------------------------------------------------------
    500   LAKE SHORE, PUBLIC SCHOOLS, GO, FSA,
           5.400%, 05/01/12                        506
--------------------------------------------------------------------------------
    350   LENAWEE COUNTY, BUILDING  AUTHORITY,
           HUMAN SERVICES PROJECT, GO, AMBAC,
           6.000%, 05/01/09                        360
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
MICHIGAN -- (CONTINUED)
--------------------------------------------------------------------------------
$   500   LINCOLN PARK, SDA, GO,
            FGIC, 5.500%, 05/01/06             $   515
--------------------------------------------------------------------------------
    110   MANCELONA, PUBLIC SCHOOLS, GO, FGIC,
           5.200%, 05/01/12                        110
--------------------------------------------------------------------------------
    500   MATTAWAN, SDA, GO, 6.400%, 05/01/09      522
--------------------------------------------------------------------------------
    500   MICHIGAN STATE, BUILDING AUTHORITY,
           SERIES II, RB, AMBAC, PRE-REFUNDED
           @ 102 (B), 6.750%, 10/01/01             523
--------------------------------------------------------------------------------
    500   MICHIGAN STATE, HFA,
           DETROIT MEDICAL CENTER
           PROJECT, SERIES A, RB,
           6.375%, 08/15/09                        457
--------------------------------------------------------------------------------
    750   MICHIGAN STATE, HFA,
           HOLLAND COMMUNITY
           HOSPITAL PROJECT, RB,
           5.250%, 01/01/08                        714
--------------------------------------------------------------------------------
    500   MICHIGAN STATE, HFA,
            MERCY HEALTH SERVICES,
            SERIES Q, RB, AMBAC,
            5.100%, 08/15/07                       499
--------------------------------------------------------------------------------
    660   MICHIGAN STATE, HFA, OTSEGO MEMORIAL
            HOSPITAL GAYLORD PROJECT, RB,
            LOC: BANK ONE, 6.000%, 01/01/09        663
--------------------------------------------------------------------------------
    200    MICHIGAN STATE, HFA, SAINT JOHN
            HOSPITAL PROJECT, SERIES A, RB,
            AMBAC, ETM, 5.750%, 05/15/04           207
--------------------------------------------------------------------------------
    615   MICHIGAN STATE, HFA, SPARROW OBLIGATED
            GROUP PROJECT, RB, MBIA,
            6.300%, 11/15/03                       638
--------------------------------------------------------------------------------
    420   MICHIGAN STATE, HOUSING DEVELOPMENT
            AUTHORITY, WALLED LAKE VILLA
            PROJECT, RB, FSA
            5.850%, 04/15/07                       435
--------------------------------------------------------------------------------
    640   MICHIGAN STATE, SAGINAW VALLEY UNIVERSITY
            PROJECT, RB, AMBAC, 5.000%, 07/01/12   625
--------------------------------------------------------------------------------
    400   MICHIGAN STATE, STRATEGIC FUND,
            LUTHERAN SOCIAL SERVICES PROJECT, RB,
            LOC: FIRST OF AMERICA,
            5.200%, 09/01/04                       399
--------------------------------------------------------------------------------
    435   NORTHERN MICHIGAN UNIVERSITY, RB, AMBAC,
            PRE-REFUNDED @ 102 (B),
            5.500%, 06/01/03                       451
--------------------------------------------------------------------------------
    500   OAKLAND COUNTY, EDA, CRANBROOK ELDERLY
            COMMUNITY PROJECT, SERIES B, RB,
            PRE-REFUNDED @ 100 (B),
            6.375%, 11/01/04                       530
--------------------------------------------------------------------------------
    500   OTTAWA COUNTY, HOLLAND TOWNSHIP EXTENSION,
            GO, PRE-REFUNDED @ 100 (B),
            6.800%, 08/01/01                       512
--------------------------------------------------------------------------------
    500     PAW PAW, SDA, GO, FGIC,
            6.500%, 05/01/09                       551
--------------------------------------------------------------------------------
    500   ROCKFORD, PUBLIC SCHOOLS, GO,
           5.600%, 05/01/05                        513
--------------------------------------------------------------------------------
    500   SAINT JOSEPH, HRB, MERCY MEMORIAL
           MEDICAL CENTER PROJECT, RB, AMBAC,
           5.125%, 01/01/09                        497
--------------------------------------------------------------------------------
    230   SARANAC, SDA, GO, 5.700%, 05/01/07       237
--------------------------------------------------------------------------------
    400   TROY, DOWNTOWN DEVELOPMENT AUTHORITY,
           SERIES A, TA, 6.100%, 11/01/10          424
--------------------------------------------------------------------------------
    300   UNIVERSITY OF MICHIGAN, HOSPITAL PROJECT,
           SERIES A-1, RB, 5.250%, 12/01/10        293
--------------------------------------------------------------------------------
    500   UNIVERSITY OF MICHIGAN,
           MAJOR CAPITAL PROJECTS,
           SERIES B, RB, 5.800%, 04/01/10          515
--------------------------------------------------------------------------------
                                                                              15

 STATEMENT OF NET ASSETS



HUNTINGTON MICHIGAN TAX-FREE FUND  (CONTINUED)

--------------------------------------------------------------------------------
SHARES/                                          VALUE
PRINCIPAL AMOUNT (000)                           (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
MICHIGAN -- (CONTINUED)
--------------------------------------------------------------------------------
$   500   UTICA, COMMUNITY SCHOOLS, GO,
           5.700%, 05/01/06                     $  516
--------------------------------------------------------------------------------
    405   WARREN, TRANSPORTATION FUND, GO,
           5.000%, 06/01/07                        406
--------------------------------------------------------------------------------
    500   WEST OTTAWA, SDA, GO, FGIC,
           5.400%, 05/01/09                        510
--------------------------------------------------------------------------------
TOTAL MICHIGAN                                  24,307
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (COST $23,985)            24,307
--------------------------------------------------------------------------------
MONEY MARKET -- 1.1%
--------------------------------------------------------------------------------
284,272   FEDERATED MICHIGAN MUNICIPAL CASH TRUST  284
--------------------------------------------------------------------------------

TOTAL MONEY MARKET (COST $284)                     284
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--98.6%  (COST $24,269)        24,591
OTHER ASSETS AND LIABILITIES, NET--1.4%            337
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                 VALUE
                                                 (000)
--------------------------------------------------------------------------------
NET ASSETS:
TRUST SHARES
   (UNLIMITED AUTHORIZATION -- NO
   PAR VALUE) BASED ON
   1,773,852 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                      $18,392
--------------------------------------------------------------------------------
INVESTMENT A SHARES
   (UNLIMITED AUTHORIZATION -- NO
   PAR VALUE) BASED ON
   604,096 OUTSTANDING SHARES OF
   BENEFICIAL INTEREST                           6,206
--------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME                  9
--------------------------------------------------------------------------------
ACCUMULATED NET REALIZED LOSS ON INVESTMENTS        (1)
--------------------------------------------------------------------------------
NET UNREALIZED APPRECIATION ON INVESTMENTS         322
--------------------------------------------------------------------------------
TOTAL NET ASSETS--100.0%                       $24,928
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- TRUST SHARES                    $10.48
--------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE --
   INVESTMENT A SHARES                          $10.48
--------------------------------------------------------------------------------
MAXIMUM PUBLIC OFFERING PRICE
   PER SHARE -- INVESTMENT A SHARES
   ($10.48 / 95.25%)                            $11.00
--------------------------------------------------------------------------------
SEE NOTES TO STATEMENT OF NET ASSETS PAGE 26.


HUNTINGTON OHIO TAX-FREE FUND  JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 99.2%
--------------------------------------------------------------------------------
OHIO -- 98.1%
$   915   AKRON, GO, 6.500%, 11/01/14          $ 1,009
--------------------------------------------------------------------------------

    500   AKRON, SERIES 2, GO, 5.300%, 12/01/11    503
--------------------------------------------------------------------------------
    300   AURORA, CSD, GO, FGIC, 5.500%, 12/01/07  310
--------------------------------------------------------------------------------
    290   AURORA, GO, BIG, 7.350%, 12/01/00        293
--------------------------------------------------------------------------------
    280   AVON LAKE, WATER SYSTEM AUTHORITY,
           RB, AMBAC, 5.100%, 10/01/05             283
--------------------------------------------------------------------------------
    250   BEACHWWOD, CSD, GO, 6.600%, 12/01/04     261
--------------------------------------------------------------------------------
    215   BEDFORD, CSD, ENERGY CONSERVATION
           IMPROVEMENT, GO, 5.350%, 06/15/02       216
--------------------------------------------------------------------------------
    500   BUTLER COUNTY, GO, AMBAC,
            5.000%, 12/01/12                       489
--------------------------------------------------------------------------------
    500   BUTLER COUNTY, WATERWORKS IMPROVEMENT
           PROJECT, RB, FSA, 4.700%, 12/01/13      462
--------------------------------------------------------------------------------
    500   CHAGRIN FALLS, EXEMPTED VILLAGE
           SCHOOL DISTRICT, SERIES 2,
           GO, 5.100%, 12/01/10                    501
--------------------------------------------------------------------------------
    250   CINCINNATI, GO, 6.750%, 12/01/01         257
--------------------------------------------------------------------------------
    500   CLEVELAND HEIGHTS, SERIES B, GO,
           5.600%, 12/01/02                        511
--------------------------------------------------------------------------------
    500   CLEVELAND, PUBLIC POWER SYSTEM, SERIES B,
           RB, MBIA, 5.900%, 11/15/01              509
--------------------------------------------------------------------------------
    200   CLEVELAND, SERIES B, GO, AMBAC,
           6.400%, 10/01/02                        207
--------------------------------------------------------------------------------
    500   CLEVELAND, WATERWORKS
           IMPROVEMENT PROJECT,
           SERIES I, RB, FSA, 5.250%, 01/01/13     496
--------------------------------------------------------------------------------
    250   COLUMBUS, CSD, GO, FGIC,
            5.050%, 12/01/02                       252
--------------------------------------------------------------------------------
    250   COLUMBUS, MUNICIPAL AIRPORT, GO,
           6.300%, 04/15/03                        253


--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
OHIO -- (CONTINUED)
--------------------------------------------------------------------------------
$   500   COLUMBUS, POLICE/
          FIREMAN DISABILITY, GO,
          5.000%, 07/15/13                      $  486
--------------------------------------------------------------------------------
    270   COLUMBUS, SERIES 2, GO,
          5.350%, 05/15/03                         275
--------------------------------------------------------------------------------
    500   COLUMBUS, SERIES B, GO,
          6.300%, 01/01/05                         521
--------------------------------------------------------------------------------
    300   COLUMBUS, SERIES D,
          GO, 5.250%, 09/15/11                     301
--------------------------------------------------------------------------------
    188   COLUMBUS, SPECIAL ASSESSMENT, GO,
          5.700%, 07/15/06                         190
--------------------------------------------------------------------------------
    400   COLUMBUS, WEEKLY VRDNS, SERIES 1,
          4.500%, 06/01/16                         400
--------------------------------------------------------------------------------
    100   CUYAHOGA COUNTY, EDR, DAILY VRDNS,
           CLEVELAND ORCHESTRA PROJECT,
           LOC: BANK OF AMERICA,
           4.500%, 04/01/28                        100
--------------------------------------------------------------------------------
    500   CUYAHOGA COUNTY, GO,
          5.200%, 11/15/09                         506
--------------------------------------------------------------------------------
    500   CUYAHOGA COUNTY, HRB,
          WALKER CENTER PROJECT,
          SERIES I, RB, AMBAC,
          5.250%, 01/01/13                         492
--------------------------------------------------------------------------------
    200   CUYAHOGA FALLS, GO, MBIA,
          5.400%, 12/01/06                         206
--------------------------------------------------------------------------------
    500   DAYTON, CAPITAL FACILITIES,
          GO, MBIA,
          5.000%, 12/01/12                         489
--------------------------------------------------------------------------------
    250   DOVER, MUNICIPAL ELECTRIC
          SYSTEM, RB, FGIC,
          5.500%, 12/01/07                         257
--------------------------------------------------------------------------------
    250   DUBLIN, SDA, GO, FGIC,
            6.050%, 12/01/03                       260
--------------------------------------------------------------------------------
    250   DUBLIN, SDA, GO, FGIC,
          6.150%, 12/01/04  263
--------------------------------------------------------------------------------
    250   EASTLAKE, BAN, 5.000%, 12/01/04          252
--------------------------------------------------------------------------------
    500   EUCLID, GO, 5.300%, 12/01/07             513
--------------------------------------------------------------------------------
    500   EUCLID, GO, 5.450%, 12/01/08             515
--------------------------------------------------------------------------------
   (See notes which are an integral part of the Financial Statements.)

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
OHIO -- (CONTINUED)
--------------------------------------------------------------------------------
$   500   EUCLID, GO, 5.000%, 12/01/12          $  491
--------------------------------------------------------------------------------
    250   EUCLID, GO, PRE-REFUNDED @ 102 (B),
            6.400%, 12/01/01                       261
--------------------------------------------------------------------------------
    245   FAIRFIELD, SDA, GO, FGIC,
            5.650%, 12/01/06                       255
--------------------------------------------------------------------------------
    500   FINDLAY, GO, 5.500%, 07/01/08            518
--------------------------------------------------------------------------------
    250   FINDLAY, SEWER SYSTEM, GO,
            5.200%, 07/01/06                       254
--------------------------------------------------------------------------------
    285   FRANKLIN COUNTY, CONVENTION
            FACILITY AUTHORITY,
            TAX & LEASE, RB, MBIA,
            5.500%, 12/01/03                       291
--------------------------------------------------------------------------------
    500   FRANKLIN COUNTY, GO, 5.050%, 12/01/05    506
--------------------------------------------------------------------------------
    500   FRANKLIN COUNTY, HOSPITAL
            FACILITIES AUTHORITY,
            CHILDREN'S HOSPITAL PROJECT,
            SERIES A, RB,
            5.800%, 11/01/10                       506
--------------------------------------------------------------------------------
    500   FRANKLIN COUNTY, HOSPITAL
            FACILITIES AUTHORITY,
            CHILDREN'S HOSPITAL PROJECT,
            SERIES A, RB,
            PRE-REFUNDED  @ 102 (B),
            6.400%, 11/01/01                       521
--------------------------------------------------------------------------------
    250   FRANKLIN COUNTY, HOSPITAL
           FACILITIES AUTHORITY,
           CHILDREN'S HOSPITAL, SERIES A, RB,
            6.500%, 05/01/07                       261
--------------------------------------------------------------------------------
    305   FRANKLIN, ROAD EXTENSION, GO, MBIA,
            6.000%, 09/01/06                       323
--------------------------------------------------------------------------------
    515   GAHANNA, GO, 5.250%, 06/01/02            521
--------------------------------------------------------------------------------
    580   GAHANNA, GO, 5.550%, 06/01/05            599
--------------------------------------------------------------------------------
    500   GAHANNA-JEFFERSON, PUBLIC SCHOOLS, GO,
            4.550%, 12/01/13                       454
--------------------------------------------------------------------------------
    250   GRANDVIEW HEIGHTS, CSD, GO,
            5.400%, 12/01/05                       257
--------------------------------------------------------------------------------
    250   GRANDVIEW HEIGHTS, GO,
            7.100%, 12/01/06  263
--------------------------------------------------------------------------------
    300   GREENE COUNTY, WATER SYSTEM, SERIES A,
           RB, FGIC, 5.750%, 12/01/09              316
--------------------------------------------------------------------------------
    300   HAMILTON COUNTY, BUILDING IMPROVEMENT
           MUSEUM CENTER, GO, 5.950%, 12/01/02     309
--------------------------------------------------------------------------------
    500   HAMILTON COUNTY, GO, 5.100%, 12/01/11    499
--------------------------------------------------------------------------------
    500   HAMILTON COUNTY, HOSPITAL
           FACILITIES AUTHORITY,
           CHILDREN'S HOSPITAL MEDICAL
           CENTER, SERIES D,
           RB, FGIC, 4.900%, 05/15/03              501
--------------------------------------------------------------------------------
    195   HAMILTON COUNTY, SEWER SYSTEM, RB,
           PRE-REFUNDED @ 102 (B),
           6.400%, 06/01/01                        202
--------------------------------------------------------------------------------
    305   HAMILTON COUNTY, SEWER SYSTEM, SERIES A,
           RB, 6.400%, 12/01/03                    316
--------------------------------------------------------------------------------
     95   HAMILTON COUNTY, SEWER SYSTEM,
           SERIES A, RB,
           PRE-REFUNDED @102,
           6.300%, 06/01/01                         97
--------------------------------------------------------------------------------
    500   HAMILTON COUNTY, WASTEWATER
           SYSTEM, SERIES A,
           RB, FSA, 4.800%, 10/15/12               474
--------------------------------------------------------------------------------
    315   HANCOCK COUNTY, GO,
           5.200%, 12/01/08                        320
--------------------------------------------------------------------------------
    170   HILLIARD, GO, 5.350%, 12/01/06           175
--------------------------------------------------------------------------------
    180   HILLIARD, GO, 5.500%, 12/01/07           186
--------------------------------------------------------------------------------
    500   HILLIARD, SDA, GO,
          5.350%, 12/01/04                         512
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
OHIO -- (CONTINUED)
--------------------------------------------------------------------------------
$   500   HILLIARD, SDA, GO,
            4.800%, 12/01/08                     $ 494
--------------------------------------------------------------------------------
    250   HILLIARD, SDA, GO, AMBAC,
            5.000%, 12/01/03                       252
--------------------------------------------------------------------------------
    245   INDIAN HILL, WATERWORKS
            IMPROVEMENT PROJECT,
            RB, 4.900%, 06/01/05                   245
--------------------------------------------------------------------------------
    500   JEFFERSON COUNTY, COUNTY
            JAIL CONSTRUCTION,
            GO, FSA, 4.950%, 12/01/12              488
--------------------------------------------------------------------------------
    500   KENT STATE UNIVERSITY, GENERAL RECEIPTS,
            RB, MBIA, 5.300%, 05/01/10             506
--------------------------------------------------------------------------------
    585   KETTERING, GO, 5.050%, 12/01/04          592
--------------------------------------------------------------------------------
    255   LAKEWOOD, CSD, GO, ETM,
            5.050%, 12/01/05                       258
--------------------------------------------------------------------------------
    535   LAKEWOOD, GO, 5.850%, 12/01/02           549
--------------------------------------------------------------------------------
    500   LORAIN COUNTY, CATHOLIC
            HEALTH CARE PARTNERS,
            SERIES B, RB, MBIA,
            6.000%, 09/01/08                       528
--------------------------------------------------------------------------------
    500   MASON, CSD, GO, 5.150%, 12/01/12         498
--------------------------------------------------------------------------------
    250   MENTOR, STREET IMPROVEMENT,
            SERIES 1991, GO,
            6.700%, 12/01/03                       257
--------------------------------------------------------------------------------
    250   MIAMI COUNTY, GO, 4.875%, 12/01/10       245
--------------------------------------------------------------------------------
    500   MIAMI UNIVERSITY, GENERAL RECEIPTS, RB,
            5.400%, 12/01/05                       512
--------------------------------------------------------------------------------
    500   MONTGOMERY COUNTY, GO, 5.400%, 12/01/11  509
--------------------------------------------------------------------------------
    500   MONTGOMERY COUNTY, MIAMI VALLEY HOSPITAL
            PROJECT, SERIES A, RB, AMBAC,
            6.100%, 11/15/02                       515
--------------------------------------------------------------------------------
    500   MONTGOMERY COUNTY, SERIES A, GO,
            PRE-REFUNDED  @ 100 (B),
            6.450%, 09/01/01                       511
--------------------------------------------------------------------------------
    500   MONTGOMERY COUNTY, SERIES A, GO,
            PRE-REFUNDED  @ 100 (B),
            6.500%, 09/01/01                       511
--------------------------------------------------------------------------------
    270   MONTGOMERY, GO, 5.600%, 12/01/05         275
--------------------------------------------------------------------------------
    285   MONTGOMERY, GO, 5.750%, 12/01/06         291
--------------------------------------------------------------------------------
    250   MUSKINGUM COUNTY, HOSPITAL FACILITIES
            AUTHORITY, BETHSHEBA CARE
            SYSTEM, RB, CONNIE LEE,
            5.350%, 12/01/07                       255
--------------------------------------------------------------------------------
    500   NORTHEAST, REGIONAL SEWER
            DISTRICT, RB, AMBAC,
            PRE-REFUNDED @ 101 (B),
            6.400%, 11/15/01                       517
--------------------------------------------------------------------------------
    235   NORWALK, GO, 5.550%, 04/01/09            243
--------------------------------------------------------------------------------
    250   NORWALK, GO, 5.600%, 04/01/10            258
--------------------------------------------------------------------------------
    500   OHIO STATE UNIVERSITY,
            GENERAL RECEIPTS,
            SERIES A-2, RB, 5.750%, 12/01/09       515
--------------------------------------------------------------------------------
    500   OHIO STATE, BUILDING AUTHORITY,
            CORRECTIONAL FACILITY, SERIES A, RB,
            6.500%, 10/01/04                       521
--------------------------------------------------------------------------------
    500   OHIO STATE, BUILDING AUTHORITY,
            JAMES RHODES PROJECT, SERIES A, RB,
            PRE-REFUNDED @ 102 (B),
            6.200%, 06/01/01                       518
--------------------------------------------------------------------------------
    300   OHIO STATE, EDA, SYSCO FOOD SERVICES OF
            CLEVELAND, RB, 6.600%, 12/01/03        315
--------------------------------------------------------------------------------

   STATEMENT OF NET ASSETS



HUNTINGTON OHIO TAX-FREE FUND  (CONTINUED)

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
OHIO -- (CONTINUED)
--------------------------------------------------------------------------------
$   445   OHIO STATE, HEF,
           DENSISON UNIVERSITY PROJECT,
           RB, 5.400%, 11/01/11                 $  448
--------------------------------------------------------------------------------
    250   OHIO STATE, HEF,
           JOHN CARROLL UNIVERSITY
           PROJECT, RB, 5.350%, 10/01/05           255
--------------------------------------------------------------------------------
    600   OHIO STATE, HEF,
           OBERLIN COLLEGE, RB,
           5.250%, 10/01/14                        596
--------------------------------------------------------------------------------
    570   OHIO STATE, HEF,
           OHIO NORTHERN UNIVERSITY
           PROJECT, RB, 4.700%, 05/01/12           528
--------------------------------------------------------------------------------
    600   OHIO STATE, HEF, OHIO
           NORTHERN UNIVERSITY
           PROJECT, RB, 4.800%, 05/01/13           555
--------------------------------------------------------------------------------
    555   OHIO STATE, HEF, OHIO
           NORTHERN UNIVERSITY
           PROJECT, RB, LOC: CONNIE LEE,
           4.900%, 05/01/03                        557
--------------------------------------------------------------------------------
    250   OHIO STATE, SPECIAL OBLIGATION,
           ELEMENTARY & SECONDARY
           CAPITAL FACILITY,
           SERIES A, RB,  AMBAC,
           5.800%, 06/01/03                        257
--------------------------------------------------------------------------------
    750   OHIO STATE, TURNPIKE COMMISSION,
           SERIES A, RB, 5.350%, 02/15/09          758
--------------------------------------------------------------------------------
    500   OHIO STATE, WDA, CLEAN WATER PROJECT,
           RB, MBIA, 5.650%, 06/01/05              516
--------------------------------------------------------------------------------
    250   OLMSTED FALLS, LSD, GO, FGIC, ETM,
           6.300%, 12/15/01                        256
--------------------------------------------------------------------------------
    250   PICKERINGTON, LSD, GO, AMBAC,
           5.550%, 12/01/07                        257
--------------------------------------------------------------------------------
    500   ROCKY RIVER, CSD, GO,
           5.150%, 12/01/08                        506
--------------------------------------------------------------------------------
    500   RURAL LORAIN, WATER AUTHORITY,
           RB, AMBAC,
           4.950%, 10/01/04                        503
--------------------------------------------------------------------------------
    150   SOLON, GO, 5.650%, 12/01/05              154
--------------------------------------------------------------------------------
    500   SOLON, GO, 5.250%, 12/01/07              511
--------------------------------------------------------------------------------
    500   SOUTH WESTERN, CSD, GO, AMBAC,
           4.650%, 12/01/13                        459
--------------------------------------------------------------------------------
    250   SOUTH WESTERN, CSD, SERIES A,
           GO, AMBAC,
           6.000%, 12/01/04                        261
--------------------------------------------------------------------------------
    250   SPRINGFIELD, LSD, GO,
           6.000%, 12/01/02                        257
--------------------------------------------------------------------------------
    500   STRONGSVILLE, GO,
           6.700%, 12/01/11                        549
--------------------------------------------------------------------------------
    250   SUMMIT COUNTY, GO, MBIA,
           5.650%, 12/01/07                        258
--------------------------------------------------------------------------------
    500   TROY, CAPITAL FACILITIES, GO,
           6.250%, 12/01/11                        533
--------------------------------------------------------------------------------
    550   TWINSBURG, LSD, GO, FGIC,
           5.400%, 12/01/09                        564
--------------------------------------------------------------------------------
    250   UNIVERSITY OF CINCINNATI, COP, MBIA,
           PRE-REFUNDED  @ 102 (B),
           6.400%, 12/01/01                        261
--------------------------------------------------------------------------------
    250   UNIVERSITY OF CINCINNATI,
           GENERAL RECEIPTS,
           SERIES R5, RB, 5.150%, 06/01/05         253
--------------------------------------------------------------------------------
    250   UNIVERSITY OF CINCINNATI,
           GENERAL RECEIPTS,
           SERIES R9, RB, 5.600%, 06/01/09         253
--------------------------------------------------------------------------------
    250   UNIVERSITY OF CINCINNATI,
           GENERAL RECEIPTS,
           SERIES V, RB, 5.250%, 06/01/08          252
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
-------------------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
OHIO -- (CONTINUED)
-------------------------------------------------------------------------------
$   265   UNIVERSITY OF CINCINNATI,
           GENERAL RECEIPTS,
           SERIES V, RB, 5.350%, 06/01/09       $  268
-------------------------------------------------------------------------------
    500   UNIVERSITY OF CINCINNATI,
           UNIVERSITY CENTER
           PROJECT, COP, MBIA, 5.100%, 06/01/11    498
-------------------------------------------------------------------------------
    500   VANDALIA, VARIOUS PURPOSE, GO,
           5.450%, 12/01/10                        513
--------------------------------------------------------------------------------
    175   WARREN COUNTY, SEWER IMPROVEMENT,
           LOWER MIAMI, GO, 5.250%, 12/01/08       178
--------------------------------------------------------------------------------
    185   WARREN COUNTY, SEWER IMPROVEMENT,
           LOWER MIAMI, GO, 5.350%, 12/01/09       188
--------------------------------------------------------------------------------
    170   WARREN COUNTY, SEWER SYSTEM, SERIES A,
           RB, FGIC, PRE-REFUNDED @ 102 (B),
           6.950%, 12/01/00                        175
--------------------------------------------------------------------------------
    400   WARREN COUNTY, WATER IMPROVEMENT,
           P&G PROJECT, GO, 5.250%, 12/01/07       408
--------------------------------------------------------------------------------
    235   WARREN COUNTY, WATERWORKS IMPROVEMENT
           PROJECT, RB, FGIC, ETM,
           6.100%, 12/01/02                        243
--------------------------------------------------------------------------------
    470   WESTERVILLE, GO, 5.900%, 12/01/04        491
--------------------------------------------------------------------------------
    500   WESTLAKE, CSD, GO, 5.500%, 12/01/10      514
--------------------------------------------------------------------------------
    500   WESTLAKE, GO, 5.350%, 12/01/10           512
--------------------------------------------------------------------------------
    250   WORTHINGTON, GO, FGIC, 5.850%, 06/01/02  256
--------------------------------------------------------------------------------
    250   WRIGHT STATE UNIVERSITY,
           GENERAL RECEIPTS,
           RB, AMBAC, 5.000%, 05/01/06             251
--------------------------------------------------------------------------------
TOTAL OHIO                                      49,256
-------------------------------------------------------------------------------
PUERTO RICO -- 1.1%
    500   PUERTO RICO COMMONWEALTH, GO, MBIA,
           6.500%, 07/01/11                        566
-------------------------------------------------------------------------------
TOTAL PUERTO RICO                                  566
-------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (COST $49,172)            49,822
-------------------------------------------------------------------------------
TOTAL INVESTMENTS--99.2%  (COST $49,172)        49,822
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--0.8%            406
-------------------------------------------------------------------------------
NET ASSETS:
TRUST SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
    BASED ON 2,357,922 OUTSTANDING SHARES OF
    BENEFICIAL INTEREST                         48,290
-------------------------------------------------------------------------------
INVESTMENT A SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
    BASED ON 54,583 OUTSTANDING SHARES OF
    BENEFICIAL INTEREST                          1,196
--------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME                 48
--------------------------------------------------------------------------------
ACCUMULATED NET REALIZED GAIN ON INVESTMENTS        44
--------------------------------------------------------------------------------
NET UNREALIZED APPRECIATION ON INVESTMENTS         650
--------------------------------------------------------------------------------
TOTAL NET ASSETS--100.0%                       $50,228
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- TRUST SHARES                    $20.82
--------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE --
   INVESTMENT A SHARES                          $20.81
--------------------------------------------------------------------------------
MAXIMUM PUBLIC OFFERING PRICE PER SHARE --
   INVESTMENT A SHARES ($20.81 / 95.25%)        $21.85
--------------------------------------------------------------------------------
SEE NOTES TO STATEMENT OF NET ASSETS PAGE 26.


(See notes which are an integral part of the Financial Statements.)

HUNTINGTON FIXED INCOME SECURITIES FUND  JUNE 30, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                  VALUE
(000)                                                   (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- 81.1%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE -- 1.2%
$ 1,000   BOEING, 7.250%, 06/15/25                     $  952
  1,000   GOODRICH BF, 6.450%, 04/15/08                   912
--------------------------------------------------------------------------------
                                                        1,864
--------------------------------------------------------------------------------
AGRICULTURAL PRODUCTS -- 0.5%
  1,000   CARGILL MTN, 6.875%, 05/01/28                   849
-------------------------------------------------------------------------------
                                                          849
--------------------------------------------------------------------------------
APPAREL/TEXTILES -- 1.0%
  1,500   VF, 7.600%, 04/01/04                          1,498
--------------------------------------------------------------------------------
                                                        1,498
--------------------------------------------------------------------------------
AUTO/TRUCK PARTS & EQUIPMENT -- 2.1%
  1,500   BORG-WARNER AUTOMOTIVE, 7.000%,
          11/01/06                                      1,414
  1,000   CARLISLE, 7.250%, 01/15/07                      974
  1,000   DANA, 6.500%, 03/15/08                          905
--------------------------------------------------------------------------------
                                                        3,293
--------------------------------------------------------------------------------
BANKS -- 7.7%
  1,000   ABBEY NATIONAL PLC, 6.690%, 10/17/05            959
  1,000   ABN-AMRO, 7.250%, 05/31/05                      990
  1,000   BANK ONE, 7.000%, 07/15/05                      971
    250   BANKAMERICA, 7.750%, 07/15/02                   252
  1,000   CENTURA BANK, 6.500%, 03/15/09                  906
  1,000   CITICORP, 7.250%, 09/01/08                      974
  1,000   FIRST TENNESSEE BANK, 6.400%, 04/01/08          889
  1,000   KEYCORP, 6.750%, 03/15/06                       951
  1,000   MELLON BANK, 6.500%, 08/01/05                   956
  1,000   NATIONAL BANK CANADA (NEW YORK),
           7.750%, 11/01/09                               986
  1,000   NBD BANCORP, 7.125%, 05/15/07                   961
  1,000   SWISS BANK, 7.250%, 09/01/06                    984
  1,000   WILMINGTON TRUST, 6.625%, 05/01/08              902
--------------------------------------------------------------------------------
                                                       11,681
--------------------------------------------------------------------------------
CHEMICALS -- 3.2%
    500   AIR PRODUCTS & CHEMICALS, 8.875%, 08/01/01      506
  1,500   DOW CHEMICAL, 8.550%, 10/15/09                1,616
  1,000   ENGLISH CHINA CLAYS, 7.375%, 10/01/02         1,010
  1,000   GREAT LAKES CHEMICAL, 7.000%, 07/15/09          942
  1,000   LUBRIZOL, 5.875%, 12/01/08                      907
--------------------------------------------------------------------------------
                                                        4,981
--------------------------------------------------------------------------------
COMPUTERS -- 0.6%
  1,000   SUN MICROSYSTEMS, 7.650%, 08/15/09            1,000
--------------------------------------------------------------------------------
                                                        1,000
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 2.0%
  1,000   CROWN CORK & SEAL,
           7.000%, 12/15/06                               854
  1,000   NEWELL RUBBERMAID, 6.600%, 11/15/06             957
  1,300   SMURFIT CAPITAL FUNDING, 6.750%,
          11/20/05                                      1,220
--------------------------------------------------------------------------------
                                                        3,031
--------------------------------------------------------------------------------
DIVERSIFIED MINERALS -- 0.6%
  1,000   NORANDA, 7.000%, 07/15/05                       942
--------------------------------------------------------------------------------
                                                          942
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- (CONTINUED
--------------------------------------------------------------------------------
DRUGS & HEALTH CARE -- 2.7%
$ 1,500   AMERICAN HOME PRODUCTS, 6.500%, 10/15/02    $ 1,485
  1,000   AMGEN, 6.500%, 12/01/07                         959
    615   AVENTIS, 7.750%, 01/15/02                       616
  1,000   MONSANTO, 8.875%, 12/15/09                    1,092
--------------------------------------------------------------------------------
                                                        4,152
--------------------------------------------------------------------------------
ELECTRICAL SERVICES -- 8.7%
  1,000   ATLANTIC CITY ELECTRIC, 6.750%, 05/12/08        965
  1,000   CINCINNATI GAS & ELECTRIC, 6.400%, 04/01/08     887
  1,000   CLECO UTILITY GROUP MTN, 6.520%, 05/15/09       930
  1,000   CSW INVESTMENTS (A), 7.450%, 08/01/06           952
  1,100   DUKE ENERGY, 6.375%, 03/01/08                 1,024
    750   HYDRO-QUEBEC, 7.375%, 02/01/03                  751
    815   IOWA ELECTRIC LIGHT & POWER,
           8.625%, 05/15/01                               825
  1,300   JERSEY CENTRAL POWER & LIGHT,
           7.125%, 10/01/04                             1,295
  1,000   KONINKLIJKE PHILIPS ELECTRIC, 8.375%,
           09/15/06                                     1,036
  1,000   MINNESOTA POWER & LIGHT, 7.750%, 06/01/07       985
  1,000   NORTHWESTERN, 7.100%, 08/01/05                  987
  1,000   OTTER TAIL POWER, 6.375%, 12/01/07              929
  1,000   PUBLIC SERVICE ELECTRIC AND GAS,
           6.250%, 01/01/07                               934
  1,000   TXU EASTERN FUNDING, 6.750%, 05/15/09           897
 -------------------------------------------------------------------------------
                                                       13,397
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS -- 0.6%
  1,000   MOTOROLA, 7.500%, 05/15/25                      994
--------------------------------------------------------------------------------
                                                          994
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 3.1%
  1,000   COUNTRY WIDE FUNDING, 8.250%, 07/15/02        1,007
  1,000   FBG FINANCE, 6.750%, 11/15/05                   960
  1,000   FORD MOTOR CREDIT, 7.750%, 03/15/05           1,006
  1,000   MBNA, 6.875%, 06/01/05                          950
  1,000   NATIONAL RURAL UTILITY, 7.200%, 10/01/15        952
--------------------------------------------------------------------------------
                                                        4,875
--------------------------------------------------------------------------------
FOOD & BEVERAGE -- 2.8%
  1,000   ARCHER DANIELS MIDLAND, 7.500%, 03/15/27        934
    800   GERBER PRODUCTS, 9.000%, 10/15/06               871
    750   GRAND METRO, 7.125%, 09/15/04                   742
    500   PHILIP MORRIS, 7.625%, 05/15/02                 496
  1,000   RALSTON PURINA, 9.250%, 10/15/09              1,095
    250   UNIVERSAL, 9.250%, 02/15/01                     253
--------------------------------------------------------------------------------
                                                        4,391
--------------------------------------------------------------------------------
FOREIGN -- 5.1%
  1,000   CITY OF BARCELONA, 8.125%, 02/15/05           1,044
  1,000   GEN DE CATAUNYA GENCAT, 6.375%, 12/15/07        941
  1,000   HYDRO QUEBEC, 9.750%, 01/15/18                1,042
  1,000   PROVINCE OF ONTARIO, 6.000%, 02/21/06           948
    250   PROVINCE OF QUEBEC, 8.800%, 04/15/03            261
  1,000   PROVINCE OF QUEBEC, 8.625%, 01/19/05          1,050
  1,000   REPUBLIC OF FINLAND, 7.875%, 07/28/04         1,027
  1,550   REPUBLIC OF ICELAND, 6.125%, 02/01/04         1,502
--------------------------------------------------------------------------------
                                                        7,815
--------------------------------------------------------------------------------
INSURANCE -- 3.3%
  1,000   ANTHEM INSURANCE (A), 9.125%, 04/01/10          925
  1,000   GEICO, 7.500%, 04/15/05                         997
  1,000   LINCOLN NATIONAL, 7.250%, 05/15/05              980
  1,000   ST PAUL, 7.050%, 03/07/07                       962
  1,300   SUNAMERICA MTN, 7.340%, 08/30/05              1,303
--------------------------------------------------------------------------------
                                                        5,167
-------------------------------------------------------------------------------

   STATEMENT OF NET ASSETS

-------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
-------------------------------------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
-------------------------------------------------------------------------------
INVESTMENT BANKER/BROKER DEALER -- 1.9%
$ 1,000   BEAR STEARNS, 6.625%, 01/15/04       $   964
  1,000   GOLDMAN SACHS GROUP, 7.350%, 10/01/09    959
  1,000   SALOMON SMITH BARNEY, 6.750%, 01/15/06   956

-------------------------------------------------------------------------------
                                                 2,879
-------------------------------------------------------------------------------
LUMBER & WOOD PRODUCTS -- 1.6%
  1,200   GEORGIA PACIFIC, 9.950%, 06/15/02      1,247
    250   WEYERHAEUSER, 9.050%, 02/01/03           259
  1,000   WEYERHAEUSER, 7.250%, 07/01/13           950
-------------------------------------------------------------------------------
                                                 2,456
-------------------------------------------------------------------------------
MACHINERY -- 5.5%
  1,000   BLACK & DECKER, 7.500%, 04/01/03       1,001
  1,000   BRIGGS & STRATTON, 7.250%, 09/15/07      974
  1,000   CASE CREDIT, 6.750%, 10/21/07            893
  1,000   CATERPILLAR, 9.375%, 08/15/11          1,130
  1,000   CUMMINS ENGINE, 7.125%, 03/01/28         843
  1,000   DEERE, 8.500%, 01/09/22                1,045
    750   PENTAIR, 7.850%, 10/15/09                743
  1,000   THERMO ELECTRON, 7.625%, 10/30/08        946
  1,000   TORO, 7.125%, 06/15/07                   931
-------------------------------------------------------------------------------
                                                 8,506
-------------------------------------------------------------------------------
MARINE TRANSPORTATION -- 0.6%
  1,000   CARNIVAL, 6.150%, 10/01/03               950
-------------------------------------------------------------------------------
                                                   950
-------------------------------------------------------------------------------
MEASURING DEVICES -- 2.2%
  1,000   JOHNSON CONTROLS, 6.300%, 02/01/08       936
  1,000   PARKER-HANNIFIN MTN, 5.650%, 09/15/03    953
  1,000   PERKINELMER, 6.800%, 10/15/05            959
    500   WATTS INDUSTRIES, 8.375%, 12/01/03       515
-------------------------------------------------------------------------------
                                                 3,363
-------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING -- 1.9%
  1,000   BLYTH INDUSTRIES, 7.900%, 10/01/09       950
  1,000   EATON, 8.900%, 08/15/06                1,044
  1,000   NORSK HYDRO, 6.700%, 01/15/18            884
-------------------------------------------------------------------------------
                                                 2,878
-------------------------------------------------------------------------------
PETROLEUM REFINING -- 2.5%
  1,000   AMERADA HESS, 7.375%, 10/01/09           971
  1,000   ASHLAND, 7.710%, 05/11/07                973
  1,000   KERR-MCGEE, 6.625%, 10/15/07             931
  1,000   TOSCO, 7.250%, 01/01/07                  973
-------------------------------------------------------------------------------
                                                 3,848
-------------------------------------------------------------------------------
PRECIOUS METALS -- 0.6%
  1,000   BARRICK GOLD FINANCE, 7.500%, 05/01/07   969
-------------------------------------------------------------------------------
                                                   969
-------------------------------------------------------------------------------
PRINTING & PUBLISHING -- 2.8%
  1,000   E.W. SCRIPPS, 6.625%, 10/15/07           948
  1,200   KNIGHT-RIDDER, 9.875%, 04/15/09        1,362
  1,000   REYNOLDS & REYNOLDS, 7.000%, 12/15/06    969
  1,000   TIME WARNER, 9.150%, 02/01/23          1,096
-------------------------------------------------------------------------------
                                                 4,375
-------------------------------------------------------------------------------
PROFESSIONAL SERVICES -- 2.1%
  1,000   OLSTEN, 7.000%, 03/15/06                 949
  1,500   SCIENCE APPLICATIONS INTERNATIONAL,
           6.750%, 02/01/08                      1,404
  1,000   SERVICEMASTER, 6.950%, 08/15/07          940
-------------------------------------------------------------------------------
                                                 3,293
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
-------------------------------------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
-------------------------------------------------------------------------------
RAILROADS -- 1.4%
$ 1,000   ATCHISON TOPEKA & SANTA FE PACIFIC,
           6.550%, 07/01/06                      $ 943
  1,000   CANADIAN NATIONAL, 7.000%, 03/15/04      980
    250   UNION PACIFIC, 9.625%, 12/15/02          262
-------------------------------------------------------------------------------
                                                 2,185
-------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST -- 1.5%
    500   KIMCO REALTY, 6.500%, 10/01/03           478
  1,000   NEW PLAN EXCEL REALTY,
           7.400%, 09/15/09                        953
  1,000   WEINGARTEN REALTY INVESTMENT,
           7.350%, 07/20/09                        925
-------------------------------------------------------------------------------
                                                 2,356
-------------------------------------------------------------------------------
RENTAL AUTO/EQUIPMENT -- 0.6%
  1,000   HERTZ, 7.000%, 07/15/03                  986
-------------------------------------------------------------------------------
                                                   986
-------------------------------------------------------------------------------
RETAIL -- 5.2%
  1,000   DARDEN RESTAURANTS, 6.375%, 02/01/06     944
  1,000   J.C. PENNY, 6.875%, 10/15/15             726
  1,000   KROGER, 8.050%, 02/01/10                 994
    250   LIMITED, 9.125%, 02/01/01                253
  1,000   LIMITED, 7.800%, 05/15/02              1,011
  1,000   MCDONALD'S, 8.875%, 04/01/11           1,119
  1,000   NORDSTROM, 6.950%, 03/15/28              825
  1,000   TANDY, 6.950%, 09/01/07                  956
  1,000   WINN-DIXIE (A), 8.181%, 09/01/24         971
-------------------------------------------------------------------------------
                                                 7,799
-------------------------------------------------------------------------------
RUBBER & PLASTIC -- 0.6%
  1,000   COOPER TIRE & RUBBER, 7.750%, 12/15/09   974
-------------------------------------------------------------------------------
                                                   974
-------------------------------------------------------------------------------
SPECIALTY CONSTRUCTION -- 0.6%
  1,000   KINDER MORGAN, 6.800%, 03/01/08          935
-------------------------------------------------------------------------------
                                                   935
-------------------------------------------------------------------------------
STEEL & STEEL WORKS -- 1.2%
  1,000   CARPENTER TECHNOLOGY,
           6.530%, 04/15/09                        918
  1,000   WORTHINGTON INDUSTRIES,
           7.125%, 05/15/06                        968
-------------------------------------------------------------------------------
                                                 1,886
-------------------------------------------------------------------------------
TELEPHONE & TELECOMMUNICATION -- 2.5%
  1,000   AMERITECH CAPITAL FUNDING, 6.550%,
            01/15/28                               853
  1,000   COMSAT, 8.950%, 05/15/01               1,016
    900   GTE, 9.100%, 06/01/03                    935
    500   NORTEL NETWORKS, 8.750%, 06/12/01        505
    500   SOUTHWESTERN BELL TELEPHONE,
           6.625%, 04/01/05                        486
-------------------------------------------------------------------------------
                                                 3,795
-------------------------------------------------------------------------------
WHOLESALE -- 0.6%
  1,000   CARDINAL HEALTH, 6.000%, 01/15/06        928
-------------------------------------------------------------------------------
                                                   928
-------------------------------------------------------------------------------
TOTAL CORPORATE BONDS (COST $130,254)          125,291
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
GOVERNMENT AGENCY -- 10.2%
--------------------------------------------------------------------------------
$15,500   FEDERAL HOME LOAN BANK,
           7.375%, 02/12/10                   $ 15,765
--------------------------------------------------------------------------------
TOTAL GOVERNMENT AGENCY (COST $15,546)          15,765
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 2.4%
--------------------------------------------------------------------------------
  1,203   POOL # 345128, 6.500%, 01/15/24        1,141
  1,244   POOL # 372962, 7.000%, 03/15/24        1,210
    558   POOL # 352982, 7.500%, 05/15/24          554
    398   POOL # 373015, 8.000%, 06/15/24          402
    334   POOL # 391615, 8.500%, 09/15/24          342
--------------------------------------------------------------------------------
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (COST $3,722)                                 3,649
--------------------------------------------------------------------------------
U.S. TREASURY NOTES -- 2.2%
--------------------------------------------------------------------------------
   1,000  U.S. TREASURY NOTE, 8.750%, 08/15/20   1,283
   2,000  U.S. TREASURY NOTE, 6.625%, 02/15/27   2,121
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY NOTES (COST $3,207)          3,404
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 0.6%
--------------------------------------------------------------------------------
   1,000  HARVARD UNIVERSITY, 8.125%, 04/15/07   1,031
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (COST $1,052)              1,031
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 1.5%
--------------------------------------------------------------------------------
   2,281  PRUDENTIAL FUNDING, 6.003%, 07/03/00   2,281
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER (COST $2,281)             2,281
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                 VALUE
                                                 (000)
-------------------------------------------------------------------------------
TOTAL INVESTMENTS--98.0% (COST $156,062)      $151,421
OTHER ASSETS AND LIABILITIES, NET--2.0%          3,016
-------------------------------------------------------------------------------
NET ASSETS:
TRUST SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 7,758,193 OUTSTANDING SHARES OF
   BENEFICIAL INTEREST                         159,717
-------------------------------------------------------------------------------
INVESTMENT A SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 65,194 OUTSTANDING SHARES OF
   BENEFICIAL INTEREST                           1,494
-------------------------------------------------------------------------------
INVESTMENT B SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 67 OUTSTANDING SHARES OF
   BENEFICIAL INTEREST                               1
-------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME                468
-------------------------------------------------------------------------------
ACCUMULATED NET REALIZED LOSS ON INVESTMENTS    (2,602)
-------------------------------------------------------------------------------
NET UNREALIZED DEPRECIATION ON INVESTMENTS      (4,641)
-------------------------------------------------------------------------------
TOTAL NET ASSETS--100.0%                      $154,437
-------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- TRUST SHARES                    $19.74
-------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE --
   INVESTMENT A SHARES                          $19.74
-------------------------------------------------------------------------------
MAXIMUM PUBLIC OFFERING PRICE PER SHARE --
   INVESTMENT A SHARES ($19.74 / 95.25%)        $20.72
NET ASSET VALUE AND OFFERING PRICE PER SHARE --
   INVESTMENT B SHARES                          $19.74
-------------------------------------------------------------------------------
SEE NOTES TO STATEMENT OF NET ASSETS PAGE 26.


HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND  JUNE 30, 2000 (UNAUDITED)

-------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                             VALUE
(000)                                              (000)
--------------------------------------------------------------------------------
GOVERNMENT MORTGAGE-BACKED AGENCIES -- 24.7%
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. -- 0.0%
$    25   POOL # 214693, 9.000%, 12/01/01          $  26
--------------------------------------------------------------------------------
                                                      26
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP.-- REMIC -- 6.8%
  2,000   SERIES 1617, CLASS PJ, 6.200%, 01/15/23  1,891
  2,000   SERIES 2197, CLASS PD, 6.750%, 03/15/23  1,939
  2,000   SERIES 2199, CLASS PE, 6.750%, 03/15/24  1,925
--------------------------------------------------------------------------------
                                                   5,755
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.8%
    679   POOL # 124308, 7.500%, 05/01/07            677
--------------------------------------------------------------------------------
                                                     677
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- REMIC -- 14.7%
  2,475   SERIES 1992-210, CLASS H, 6.500%,
           03/25/19                                2,412
  3,500   SERIES 1993-163, CLASS PY,
           6.750%, 03/25/22                        3,381
    832   SERIES 1993-56, CLASS PN, 6.350%,
           07/25/18                                  824
  2,000   SERIES 1994-51, CLASS PH, 6.500%,
           01/25/23                                1,938
  2,000   SERIES 1994-56, CLASS H, 6.000%,
           07/25/22                                1,899
  2,000   SERIES 1998-46, CLASS PJ, 6.250%,
           12/18/22                                1,904
--------------------------------------------------------------------------------
                                                  12,358
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
GOVERNMENT MORTGAGE-BACKED AGENCIES -- (CONTINUED)
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 2.4%
$ 1,063   POOL # 505082, 7.500%, 07/15/29        $ 1,055
    982   POOL # 477013, 7.500%, 10/15/29            975
--------------------------------------------------------------------------------
                                                   2,030
--------------------------------------------------------------------------------
TOTAL GOVERNMENT MORTGAGE-BACKED AGENCIES
   (COST $21,635)                                 20,846
--------------------------------------------------------------------------------
GOVERNMENT AGENCIES -- 51.9%
--------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK -- 19.7%
  1,000   6.480%, 01/08/02                           992
  2,000   6.030%, 04/17/03                         1,947
  3,000   7.250%, 05/15/03                         3,019
  3,000   7.125%, 02/15/05                         3,010
  2,000   5.880%, 04/15/08                         1,849
  2,000   6.185%, 05/06/08                         1,884
  2,000   5.985%, 04/09/09                         1,845
  2,000   7.375%, 02/12/10                         2,034
--------------------------------------------------------------------------------
                                                  16,580
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP.-- 12.1%
  2,500   6.120%, 01/21/03                         2,445
  1,000   7.000%, 02/15/03                         1,000
  2,000   6.830%, 06/15/05                         1,951
  2,000   7.000%, 07/06/05                         1,959
  3,000   6.540%, 11/06/07                         2,848
-------------------------------------------------------------------------------
                                                  10,203
-------------------------------------------------------------------------------


(See notes which are an integral part of the Financial Statements.)

   STATEMENT OF NET ASSETS



HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND  (CONTINUED)

-------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
-------------------------------------------------------------------------------
GOVERNMENT AGENCIES -- (CONTINUED)
-------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION-- 2.4%
$ 2,000   7.550%, 04/22/02                     $ 2,021
-------------------------------------------------------------------------------
                                                 2,021
-------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION --
MEDIUM TERM NOTES -- 17.8%
  1,000   6.630%, 06/05/01                         998
  1,000   6.500%, 12/27/01                         993
  1,000   6.330%, 10/02/02                         984
  2,000   6.160%, 06/16/03                       1,948
  4,000   6.880%, 11/20/06                       3,875
  1,500   6.900%, 08/21/07                       1,443
  1,000   6.240%, 01/14/08                         935
  1,120   6.170%, 01/15/08                       1,041
  3,000   6.000%, 02/23/09                       2,750
-------------------------------------------------------------------------------
                                                14,967
-------------------------------------------------------------------------------
TOTAL GOVERNMENT AGENCIES (COST $45,056)        43,771
-------------------------------------------------------------------------------
U.S. TREASURY NOTES -- 20.4%
-------------------------------------------------------------------------------
  2,000   7.250%, 05/15/04                       2,062
  1,000   7.875%, 11/15/04                       1,058
  1,000   7.500%, 02/15/05                       1,049
  2,000   6.500%, 05/15/05                       2,022
  2,000   5.875%, 11/15/05                       1,966
  2,000   5.625%, 02/15/06                       1,939
  2,000   6.875%, 05/15/06                       2,058
  2,000   7.000%, 07/15/06                       2,072
  1,000   6.500%, 10/15/06                       1,011
  2,000   6.125%, 08/15/07                       1,988
-------------------------------------------------------------------------------
TOTAL U.S. TREASURY NOTES (COST $17,162)        17,225
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.7%
-------------------------------------------------------------------------------
$ 1,394   MORGAN STANLEY DEAN WITTER, 6.420%,
           DATED 06/30/00, DUE 07/03/00,
           REPURCHASE PRICE $1,395,346
           (COLLATERALIZED BY U.S. TREASURY
           OBLIGATION, TOTAL PAR VALUE
           $1,035,000, 13.875%, 05/15/11,
           TOTAL MARKET VALUE $1,425,874)      $ 1,394
-------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT (COST $1,394)         1,394
-------------------------------------------------------------------------------
TOTAL INVESTMENTS--98.8%  (COST $85,247)        83,236
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--1.2%          1,038
-------------------------------------------------------------------------------
NET ASSETS:
TRUST SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 8,393,392 OUTSTANDING SHARES OF
   BENEFICIAL INTEREST                          85,805
-------------------------------------------------------------------------------
INVESTMENT A SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 190,718 OUTSTANDING SHARES OF
   BENEFICIAL INTEREST                           2,118
--------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME                 68
--------------------------------------------------------------------------------
ACCUMULATED NET REALIZED LOSS ON INVESTMENTS    (1,706)
--------------------------------------------------------------------------------
NET UNREALIZED DEPRECIATION ON INVESTMENTS      (2,011)
--------------------------------------------------------------------------------
TOTAL NET ASSETS--100.0%                       $84,274
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- TRUST SHARES                     $9.82
--------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE
   PER SHARE -- INVESTMENT A SHARES              $9.82
--------------------------------------------------------------------------------
MAXIMUM PUBLIC OFFERING PRICE PER SHARE --
   INVESTMENT A SHARES ($9.82 / 95.25%)         $10.31
--------------------------------------------------------------------------------
SEE NOTES TO STATEMENT OF NET ASSETS PAGE 26.


HUNTINGTON MORTGAGE SECURITIES FUND  JUNE 30, 2000 (UNAUDITED)

-------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
-------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK -- 5.9%
-------------------------------------------------------------------------------
$ 2,000   5.485%, 01/21/03                     $ 1,932
-------------------------------------------------------------------------------
TOTAL FEDERAL HOME LOAN BANK (COST $1,989)       1,932
-------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. -- 26.8%
-------------------------------------------------------------------------------
     40   POOL # 220007, 8.750%, 08/01/01           40
     46   POOL # 380059, 9.500%, 10/01/04           48
  1,256   POOL # E65142, 6.500%, 07/01/11        1,212
    778   POOL # D66491, 6.500%, 12/01/25          734
  1,345   POOL # C80391, 7.000%, 03/01/26        1,300
    930   POOL # D69575, 7.500%, 03/01/26          917
  1,524   POOL # C00512, 7.000%, 04/01/27        1,473
  1,139   REMIC SERIES 163, CLASS F,
           6.000%, 07/15/21                      1,090
  1,000   REMIC SERIES 1490, CLASS PH,
           6.250%, 04/15/08                        964
  1,000   REMIC SERIES 2198, CLASS PQ,
           7.000%, 04/15/24                        982
-------------------------------------------------------------------------------
TOTAL FEDERAL HOME LOAN MORTGAGE CORP.
    (COST $8,866)                                8,760
-------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 49.8%
-------------------------------------------------------------------------------
    578   POOL # 313817, 6.000%, 07/01/09          547
    796   POOL # 250554, 6.500%, 05/01/11          768
    788   POOL # 338449, 6.000%, 05/01/11          745
    621   POOL # 377783, 6.500%, 04/01/12          599
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
-------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- (CONTINUED)
-------------------------------------------------------------------------------
$ 1,436   POOL #397835, 6.500%, 09/01/12       $ 1,384
  1,036   POOL # 252769, 7.500%, 08/01/19        1,021
    882   POOL #303753, 9.000%, 12/01/20           908
    708   POOL # 303653, 7.000%, 12/01/25          683
    944   POOL # 339836, 7.000%, 03/01/26          911
  1,489   POOL #250551, 7.000%, 05/01/26         1,437
    615   POOL # 343212, 7.500%, 05/01/26          606
  1,500   REMIC SERIES 1993-163, CLASS PY,
           6.750%, 03/25/22                      1,449
  1,000   REMIC SERIES 1994-51, CLASS PH,
           6.500%, 01/25/23                        969
    500   REMIC SERIES 1994-56, CLASS H, 6
           .000%, 07/25/22                         475
  1,000   REMIC SERIES 1996-53, CLASS PG,
           6.500%, 12/18/11                        943
  1,000   REMIC SERIES 1998-44, CLASS TE,
           6.250%, 04/18/21                        964
    500   REMIC SERIES 1998-46, CLASS PJ,
           6.250%, 12/18/22                        476
  1,500   REMIC SERIES 1998-M1, CLASS A2,
           6.250%, 01/25/08                      1,413
-------------------------------------------------------------------------------
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (COST $16,877)                               16,298
-------------------------------------------------------------------------------

(See notes which are an integral part of the Financial Statements.)

-------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
-------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 13.2%
-------------------------------------------------------------------------------
 $    8   POOL # 305936, 8.500%, 04/15/06        $   8
     32   POOL #  328651, 8.500%,05/15/07           33
    588   POOL # 200023, 9.500%, 05/15/18          611
    519   POOL # 780398, 9.000%, 04/15/21          545
    902   POOL # 316151, 7.500%, 04/15/22          896
    331   POOL # 780408, 9.000%, 10/15/22          343
    944   POOL # 352022, 7.000%, 11/15/23          918
  1,000   REMIC SERIES 1999-24, CLASS PD,
           6.500%, 05/20/26                        965
-------------------------------------------------------------------------------
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (COST $4,380)                                 4,319
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.8%
-------------------------------------------------------------------------------
  1,240  MORGAN STANLEY DEAN WITTER, 6.420%,
         DATED 06/30/00, DUE 07/03/00,
         REPURCHASE PRICE $1,240,563
         (COLLATERALIZED BY U.S. TREASURY
         OBLIGATION, TOTAL PAR VALUE
         $1,239,900, 14.000%, 11/15/11, TOTAL
         MARKET VALUE $1,268,859)                1,240
-------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT (COST $1,240)         1,240
-------------------------------------------------------------------------------
TOTAL INVESTMENTS--99.5%  (COST $33,352)       $32,549
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                 VALUE
                                                 (000)
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--0.5%      $     177
-------------------------------------------------------------------------------
NET ASSETS:
TRUST SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 4,064,397 OUTSTANDING SHARES OF
   BENEFICIAL INTEREST                          53,652
-------------------------------------------------------------------------------
INVESTMENT A SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 99,262 OUTSTANDING SHARES OF
   BENEFICIAL INTEREST                           3,551
-------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME                 39
-------------------------------------------------------------------------------
ACCUMULATED NET REALIZED LOSS On INVESTMENTS   (23,713)
-------------------------------------------------------------------------------
NET UNREALIZED DEPRECIATION ON INVESTMENTS        (803)
-------------------------------------------------------------------------------
TOTAL NET ASSETS--100.0%                      $ 32,726
-------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- TRUST SHARES                     $7.86
-------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE
   PER SHARE -- INVESTMENT A SHARES              $7.88
-------------------------------------------------------------------------------
MAXIMUM PUBLIC OFFERING PRICE PER SHARE --
   INVESTMENT A SHARES ($7.88 / 95.25%)          $8.27
-------------------------------------------------------------------------------
SEE NOTES TO STATEMENT OF NET ASSETS PAGE 26.


HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME             JUNE 30, 2000 (UNAUDITED)
SECURITIES FUND

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- 81.4%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE -- 0.9%
$ 1,000   AAR, 9.500%, 11/01/01                $ 1,022
--------------------------------------------------------------------------------
                                                 1,022
--------------------------------------------------------------------------------
AUTO/TRUCK PARTS & EQUIPMENT -- 0.8%
  1,000   DANA, 6.250%, 03/01/04                   944
--------------------------------------------------------------------------------
                                                   944
--------------------------------------------------------------------------------
BANKS -- 6.0%
  1,000   AMSOUTH BANCORP, 7.750%, 05/15/04        997
  1,000   BANK ONE COLUMBUS, 7.375%, 12/01/02      997
  1,000   FIRST BANK MINNESOTA, 7.550%, 06/15/04   996
  1,000   FLEET BOSTON FINANCIAL,
           8.125%, 07/01/04                      1,021
  1,000   HOME SAVINGS OF AMERICA,
           6.500%, 08/15/04                        945
  1,000   NATIONAL CITY BANK, 7.190%, 11/15/04     984
  1,000   SUSQUEHANNA BANKSHARES, 6.300%, 02/01/03 969
-------------------------------------------------------------------------------
                                                 6,909
-------------------------------------------------------------------------------
BEAUTY PRODUCTS -- 0.8%
  1,000   AVON PRODUCTS, 6.900%, 11/15/04          978
-------------------------------------------------------------------------------
                                                   978
-------------------------------------------------------------------------------
BUILDING PRODUCTS -- 1.7%
  1,000   LAFARGE MTN, 9.320%, 04/24/01          1,010
  1,000   YORK INTERNATIONAL, 6.750%, 03/01/03     992
-------------------------------------------------------------------------------
                                                 2,002
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
-------------------------------------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
CHEMICALS -- 2.5%
$ 1,000   AKZO NOBEL (A), 6.000%, 11/15/03      $  949
  1,000   EQUISTAR CHEMICAL, 8.500%, 02/15/04      985
  1,000   PRAXAIR, 6.150%, 04/15/03                960
-------------------------------------------------------------------------------
                                                 2,894
-------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 0.8%
  1,000   SONY, 6.125%, 03/04/03                   975
-------------------------------------------------------------------------------
                                                   975
-------------------------------------------------------------------------------
COMPUTERS -- 0.9%
  1,000   SUN MICROSYSTEMS, 7.350%, 08/15/04       997
-------------------------------------------------------------------------------
                                                   997
-------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 0.8%
  1,000   CROWN CORK & SEAL, 6.750%, 12/15/03      932
-------------------------------------------------------------------------------
                                                   932
-------------------------------------------------------------------------------
DIVERSIFIED OPERATIONS -- 5.7%
  1,000   COOPER INDUSTRIES, 5.780%, 01/16/03      957
  1,000   HARRIS BANCORP, 9.375%, 06/01/01       1,017
  1,000   HONEYWELL INTERNATIONAL, 9.875%,
          06/01/02                               1,049
  1,000   NISOURCE CAPITAL MARKETS MTN,
           7.390%, 04/01/04                        996
  1,600   PACIFIC DUNLAP, 9.750%, 12/15/00       1,620
  1,000   TYCO INTERNATIONAL GROUP, 5.875%,
          11/01/04                                 935
-------------------------------------------------------------------------------
                                                 6,574
-------------------------------------------------------------------------------

(See notes which are an integral part of the Financial Statements.)

   STATEMENT OF NET ASSETS



HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME (CONTINUED)
SECURITIES FUND

-------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                           (000)
-------------------------------------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
-------------------------------------------------------------------------------
ELECTRICAL SERVICES -- 11.5%
$ 1,000   ATLANTIC CITY ELECTRIC,
           6.000%, 01/15/03                     $  969
  1,000   AVNET, 6.450%, 08/15/03                  977
  1,000   CINCINATTI GAS & ELECTRIC,
           6.450%, 02/15/04                        954
  1,000   CON EDISON, 7.625%, 03/01/04           1,009
    500   CSW INVESTMENTS (A), 6.950%, 08/01/01    493
  1,000   DETROIT EDISON, 6.560%, 05/01/01         992
  1,000   EDISON INTERNATIONAL,
           6.875%, 09/15/04   971
  1,000   INDIANA MICHIGAN POWER,
           6.875%, 07/01/04 969
  1,000   METROPOLITAN EDISON, 7.220%, 01/30/03    987
  1,000   OHIO POWER, 6.750%, 07/01/04             977
  1,000   PUBLIC SERVICE, 6.000%, 04/15/03         968
  1,000   PUBLIC SERVICE ELECTRIC & GAS,
           6.875%, 01/01/03                        991
  1,000   ROCHESTER GAS & ELECTRIC,
           8.250%, 03/15/02                      1,013
  1,000   SCANA, 6.050%, 01/13/03                  970
-------------------------------------------------------------------------------
                                                13,240
-------------------------------------------------------------------------------
FINANCIAL SERVICES -- 15.9%
  1,000   BOMBARDIER CAPITAL (A), 7.500%, 08/15/04 991
  1,000   CHARLES SCHWAB, 6.040%, 04/29/04         946
  1,000   CIT GROUP, 5.500%, 02/15/04              925
  1,000   DONALDSON LUFKIN JENRETTE MTN,
           6.150%, 05/04/04                        951
  1,000   DUKE CAPITAL, 7.250%, 10/01/04           991
  1,000   FORD MOTOR CREDIT, 7.500%, 06/15/04    1,001
  1,000   GENERAL MOTORS ACCEPTANCE,
           6.750%, 02/07/02                        991
  1,000   GREENPOINT BANK, 6.700%, 07/15/02        983
  2,000   H.R. BLOCK, 6.750%, 11/01/04           1,918
  1,000   HELLER FINANCIAL, 8.000%, 06/15/05       997
  1,000   LEHMAN BROTHERS HOLDINGS, 6.625%,
          04/01/04 955
  1,000   MBNA AMERICAN BANK, 6.875%, 07/15/04     968
  1,000   MCKESSON FINANCIAL (A), 6.550%, 11/01/02 961
  1,000   NATONAL RURAL UTILITY, 5.300%, 10/20/03  943
  1,000   PAINE WEBBER GROUP, 6.375%, 05/15/04     944
  1,000   SCOTLAND INTERNATIONAL (A), 8.800%,
          01/27/04                               1,036
  1,000   TOYOTA MOTOR CREDIT, 5.625%, 11/13/03    956
  1,000   TRANSAMERICA FINANCIAL AGENCY,
           6.370%, 05/14/04                        951
-------------------------------------------------------------------------------
                                                18,408
-------------------------------------------------------------------------------
FOOD & BEVERAGE -- 0.8%
  1,000   TYSON FOODS, 6.000%, 01/15/03            961
-------------------------------------------------------------------------------
                                                   961
-------------------------------------------------------------------------------
GAS & NATURAL GAS -- 2.5%
  1,000   CONSOLIDATED NATURAL GAS,
           7.250%, 10/01/04                        990
  1,000   NATIONAL FUEL GAS, 6.820%, 08/01/04      969
  1,000   NORTHWEST NATURAL GAS, 5.550%, 11/12/02  958
-------------------------------------------------------------------------------
                                                 2,917
-------------------------------------------------------------------------------
HOUSEHOLD FURNITURE & FIXTURES -- 0.8%
  1,000   LEGGETT & PLATT, 6.070%, 03/19/03        971
-------------------------------------------------------------------------------
                                                   971
-------------------------------------------------------------------------------
INSURANCE -- 2.5%
  1,000   HARLEYSVILLE GROUP, 6.750%, 11/15/03     968
  1,000   HARTFORD LIFE, 6.900%, 06/15/04          975
  1,000   METROPOLITAN LIFE, 6.300%, 11/01/03      960
-------------------------------------------------------------------------------
                                                 2,903
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
-------------------------------------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
MACHINERY -- 3.4%
$ 1,000   BLACK & DECKER, 7.500%, 04/01/03     $ 1,001
  1,000   CATERPILLAR FINANCIAL,
           6.875%, 08/01/04  984
  1,000   INGERSOLL RAND, 6.875%, 02/01/03         986
  1,000   STANLEY WORKS, 5.750%, 03/01/04          950
-------------------------------------------------------------------------------
                                                 3,921
-------------------------------------------------------------------------------
MARINE TRANSPORTATION -- 0.9%
  1,000   CARNIVAL, 7.700%, 07/15/04               994
-------------------------------------------------------------------------------
                                                   994
-------------------------------------------------------------------------------
MEASURING DEVICES -- 0.8%
  1,000   PARKER-HANNIFIN MTN, 5.650%, 09/15/03    953
-------------------------------------------------------------------------------
                                                   953
-------------------------------------------------------------------------------
METALS & MINING -- 0.9%
  1,000   TECK, 8.700%, 05/01/02                 1,028
-------------------------------------------------------------------------------
                                                 1,028
-------------------------------------------------------------------------------
MISCELLANEOUS BUSINESS SERVICES -- 3.4%
  1,000   FIRST DATA, 6.625%, 04/01/03             974
  1,000   INTERNATIONAL PAPER,
           7.625%, 08/01/04                        996
  1,000   ORACLE, 6.720%, 02/15/04                 980
  1,000   XEROX CAPITAL, 5.875%, 05/15/04          930
-------------------------------------------------------------------------------
                                                 3,880
-------------------------------------------------------------------------------
PAPER & PAPER PRODUCTS -- 0.8%
  1,000   FORT JAMES, 6.625%, 09/15/04             956
-------------------------------------------------------------------------------
                                                   956
-------------------------------------------------------------------------------
PETROLEUM & FUEL PRODUCTS -- 1.7%
  1,000   ANADARKO PETROLEUM, 6.750%, 03/15/03     989
  1,000   ONEOK (A), 7.750%, 03/01/05            1,002
-------------------------------------------------------------------------------
                                                 1,991
-------------------------------------------------------------------------------
PHOTOGRAPHIC EQUIPMENT -- 0.9%
  1,000   EASTMAN KODAK, 9.375%, 03/15/03        1,053
-------------------------------------------------------------------------------
                                                 1,053
-------------------------------------------------------------------------------
RAILROADS -- 1.8%
  1,500   CSX, 9.500%, 08/01/00                  1,502
    575   UNION PACIFIC, 7.060%, 05/15/03          560
-------------------------------------------------------------------------------
                                                 2,062
-------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST -- 2.5%
  1,000   HOMESIDE LENDING MTN, 6.200%, 05/15/03   961
  1,000   SIMON PROPERTY GROUP, 6.750%, 02/09/04   949
  1,000   SPIEKER PROPERTIES LP, 6.800%, 12/15/01  985
-------------------------------------------------------------------------------
                                                 2,895
-------------------------------------------------------------------------------
RETAIL -- 4.0%
  1,000   AUTOZONE, 6.000%, 11/01/03               950
  1,000   DOLLAR GENERAL (A), 5.625%, 06/15/10     994
  1,000   DUTY FREE INTERNATIONAL,
           7.000%, 01/15/04                        951
    750   SAFEWAY, 8.570%, 04/01/03                764
  1,000   SEARS ROEBUCK, 8.470%, 03/11/02        1,014
--------------------------------------------------------------------------------
                                                 4,673
--------------------------------------------------------------------------------

SECURITIES FUND

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
-------------------------------------------------------------------------------

CORPORATE BONDS -- (CONTINUED)
-------------------------------------------------------------------------------
TELEPHONE & TELECOMMUNICATION -- 1.7%
$ 1,000   AIRTOUCH COMMUNICATIONS,
           7.125%, 07/15/01                     $  998
  1,000   AT&T CAPITAL, 6.900%, 01/30/02           994
-------------------------------------------------------------------------------
                                                 1,992
-------------------------------------------------------------------------------
TRUCKING & LEASING -- 0.9%
  1,000   ROLLINS TRUCK LEASING, 7.000%, 03/15/03  990
-------------------------------------------------------------------------------
                                                   990
-------------------------------------------------------------------------------
WHOLESALE -- 2.6%
  1,000   AVNET, 7.875%, 02/15/05                1,013
  1,000   CARDINAL HEALTH, 6.500%, 02/15/04        965
  1,000   SUPER VALUE, 7.625%, 09/15/04            995
-------------------------------------------------------------------------------
                                                 2,973
-------------------------------------------------------------------------------
TOTAL CORPORATE BONDS (COST $95,984)            93,988
-------------------------------------------------------------------------------
ASSET-BACKED OBLIGATION -- 0.1%
-------------------------------------------------------------------------------
    144   AFG RECEIVABLES TRUST, SERIES 1997-A,
           CLASS B, 6.650%, 10/15/02               144
-------------------------------------------------------------------------------
TOTAL ASSET-BACKED OBLIGATION (COST $144)          144
-------------------------------------------------------------------------------
GOVERNMENT AGENCY -- 14.8%
-------------------------------------------------------------------------------
 18,000   FEDERAL NATIONAL MORTGAGE ASSOCIATION,
           5.625%, 05/14/04                     17,142
-------------------------------------------------------------------------------
TOTAL GOVERNMENT AGENCY (COST $17,552)          17,142
-------------------------------------------------------------------------------
REGIONAL AGENCY -- 0.9%
-------------------------------------------------------------------------------
  1,000   MONTREAL URBAN COMMUNITY,
           9.125%, 03/15/01                      1,011
-------------------------------------------------------------------------------
TOTAL REGIONAL AGENCY (COST $1,021)              1,011
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
-------------------------------------------------------------------------------
COMMERCIAL PAPER -- 1.1%
$ 1,238   PRUDENTIAL FUNDING, 6.003%, 07/03/00 $ 1,238
-------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER (COST $1,238)             1,238
-------------------------------------------------------------------------------
TOTAL INVESTMENTS--98.3% (COST $115,939)       113,523
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--1.7%          1,914
-------------------------------------------------------------------------------
NET ASSETS:
TRUST SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 5,996,713 OUTSTANDING SHARES OF
   BENEFICIAL INTEREST                         118,415
-------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME                164
-------------------------------------------------------------------------------
ACCUMULATED NET REALIZED LOSS ON INVESTMENTS      (726)
-------------------------------------------------------------------------------
NET UNREALIZED DEPRECIATION ON INVESTMENTS      (2,416
-------------------------------------------------------------------------------
TOTAL NET ASSETS--100.0%                      $115,437
-------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- TRUST SHARES                    $19.25
-------------------------------------------------------------------------------
SEE NOTES TO STATEMENT OF NET ASSETS PAGE 26.


(See notes which are an integral part of the Financial Statements.)

   NOTES TO STATEMENT OF NET ASSETS

*   NON-INCOME PRODUCING SECURITIES.
(A) SECTION 4(2) COMMERCIAL PAPER/RULE 144A SECURITY--SECURITY IS SUBJECT TO CONTRACTUAL OR LEGAL RESTRICTION ON ITS RESALE, DEEMED LIQUID PURSUANT TO GUIDELINES ESTABLISHED BY THE BOARD OF TRUSTEES.
(B) PRE-REFUNDED SECURITY--THE MATURITY DATE SHOWN REPRESENTS THE PRE-REFUNDED DATE.
(C) DISCOUNT SECURITY. DISCLOSED RATE IS THE EFFECTIVE RATE OF THE SECURITY AT THE TIME OF PURCHASE.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE FOLLOWING ABBREVIATIONS ARE USED IN THESE STATEMENT OF NET ASSETS:


ADR--AMERICAN DEPOSITORY RECEIPT
AMBAC--AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AQDA--AIR QUALITY DEVELOPMENT AUTHORITY
BANS--BOND ANTICIPATION NOTES
BIG--BOND INVESTORS GUARANTY
BPA--BOND PAYING AGENT
COP--CERTIFICATE OF PARTICIPATION
CSD--CITY SCHOOL DISTRICT
EDA--ECONOMIC DEVELOPMENT AUTHORITY
EDR--EDUCATIONAL DEVELOPMENT REVENUE
ETM--ESCROWED TO MATURITY
FGIC--FINANCIAL GUARANTY INSURANCE COMPANY
FHLB--FEDERAL HOME LOAN BANK
FHLMC--FEDERAL HOME LOAN
MORTGAGE CORPORATION
FNMA--FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA--FEDERAL ASSURANCE ASSOCIATION
GNMA--GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO--GENERAL OBLIGATION
HEA--HIGHER EDUCATION AUTHORITY
HEF--HIGHER EDUCATION FACILITY
HEFA--HEALTH FACILITIES AUTHORITY
HFA--HOUSING FINANCE AUTHORITY
HRB--HOSPITAL REVENUE BONDS
IDA--INDUSTRIAL DEVELOPMENT AUTHORITY
IDR--INDUSTRIAL DEVELOPMENT
REVENUE LOC--LETTER OF CREDIT
LP--LIMITED PARTNERSHIP
LSD--LOCAL SCHOOL DISTRICT
LTD--LIMITED
MBIA--MUNICIPAL BOND INVESTORS ASSURANCE
MTN--MEDIUM TERM NOTE
NA--NORTH AMERICA
PCR--POLLUTION CONTROL REVENUE
PERCS--PREFERRED EQUITY REDEMPTION CUMULATIVE STOCK
PLC--PUBLIC LIMITED COMPANY
RB--REVENUE BOND
REMIC--REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SDA--SCHOOL DISTRICT AUTHORITY
SLMA--STUDENT LOAN MARKETING ASSOCIATION
SPA--SECURITY PURCHASE AGREEMENT
SSRB--SEWER SYSTEM REVENUE BONDS
TA--TAX ALLOCATION
TANS--TAX ANTICIPATION NOTES
TECP--TAX EXEMPT COMMERCIAL PAPER
VRDNS--VARIABLE RATE DEMAND NOTES-RATES DISCLOSED ARE IN EFFECT AT JUNE 30, 2000. MATURITY DATE REPRESENTS FINAL MATURITY, NOT NEXT RESET DATE.
WDA--WATER DEVELOPMENT AUTHORITY

THE CATEGORIES OF INVESTMENTS ARE SHOWN AS A PERCENTAGE OF NET ASSETS.

THE FOLLOWING IS A SUMMARY OF INVESTMENT INFORMATION AS OF JUNE 30, 2000 (000)

                                       COST OF
                                     INVESTMENTS     NET UNREALIZED      GROSS           GROSS
                                   FOR FEDERAL TAX   APPRECIATION/     UNREALIZED      UNREALIZED       TOTAL
HUNTINGTON FUNDS                       PURPOSES       DEPRECIATION    APPRECIATION    DEPRECIATION    NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
FLORIDA TAX-FREE MONEY FUND           $ 36,226**           --              --               --        $ 36,437
MONEY MARKET FUND                      891,687**           --              --               --         887,644
OHIO MUNICIPAL MONEY MARKET FUND       167,293**           --              --               --         168,043
U.S. TREASURY MONEY MARKET FUND        459,465**           --              --               --         457,776
GROWTH FUND                            149,844        171,613         176,298           (4,685)        321,479
INCOME EQUITY FUND                     141,064         75,103          80,927           (5,824)        217,226
MICHIGAN TAX-FREE FUND                  24,269            322             528             (206)         24,928
OHIO TAX-FREE FUND                      49,172            650             968             (318)         50,228
FIXED INCOME SECURITIES FUND           156,062         (4,641)            847           (5,488)        154,437
INTERMEDIATE GOVERNMENT INCOME FUND     85,247         (2,011)            251           (2,262)         84,274
MORTGAGE SECURITIES FUND                33,352           (803)             17             (820)         32,726
SHORT/INTERMEDIATE FIXED INCOME
   SECURITIES FUND                     115,939         (2,416)             72           (2,488)        115,437
------------------------------------------------------------------------------------------------------------------------------------
** AT AMORTIZED COST.

(SEE NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.)

                                                                     (CONTINUED)

                                   (CONTINUED)


CONCENTRATION OF CREDIT RISK


HUNTINGTON FLORIDA TAX-FREE MONEY FUND, HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND, HUNTINGTON MICHIGAN TAX-FREE FUND, AND HUNTINGTON OHIO TAX-FREE FUND, INVEST IN DEBT INSTRUMENTS OF MUNICIPAL ISSUERS. THE ISSUERS' ABILITIES TO MEET THEIR OBLIGATIONS MAY BE AFFECTED BY ECONOMIC DEVELOPMENTS IN A SPECIFIC STATE OR REGION.

THESE FUNDS INVEST IN SECURITIES WHICH INCLUDE REVENUE BONDS, TAX-EXEMPT COMMERCIAL PAPER, TAX AND REVENUE ANTICIPATION NOTES, AND GENERAL OBLIGATION BONDS. AT JUNE 30, 2000, THE PERCENTAGE OF PORTFOLIO INVESTMENTS BY EACH REVENUE SOURCE WAS AS FOLLOWS:

         HUNTINGTON FLORIDA TAX-FREE MONEY FUND

REVENUE BONDS:
   HIGHER EDUCATION BONDS .......................  7.0%
   HOSPITAL BONDS ............................... 17.4%
   HOUSING BONDS ................................ 21.5%
   INDUSTRIAL BONDS ............................. 11.5%
   POLLUTION CONTROL BONDS ......................  4.1%
   RECREATIONAL BONDS ........................... 11.4%
   UTILITY BONDS ................................  7.2%
GENERAL OBLIGATIONS: ............................ 19.9%

       HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND

REVENUE BONDS:
   HEALTH CARE BONDS ............................  4.6%
   HIGHER EDUCATION BONDS ....................... 11.6%
   HOSPITAL BONDS ............................... 22.8%
   HOUSING BONDS ................................  1.2%
   INCOME TAX BONDS .............................  2.1%
   INDUSTRIAL BONDS ............................. 17.6%
   POLLUTION CONTROL BONDS ......................  1.5%
   UTILITY BONDS ................................  4.6%
GENERAL OBLIGATIONS: ............................ 26.2%
CASH EQUIVALENTS: ...............................  7.8%



               HUNTINGTON MICHIGAN TAX-FREE FUND
REVENUE BONDS:
   HIGHER EDUCATION BONDS ....................... 11.8%
   HOSPITAL BONDS ............................... 21.7%
   HOUSING BONDS ................................  1.8%
   INDUSTRIAL BONDS .............................  5.6%
   UTILITY BONDS ................................  5.7%
GENERAL OBLIGATIONS: ............................ 52.2%
CASH EQUIVALENTS: ...............................  1.2%



               HUNTINGTON OHIO TAX-FREE FUND

REVENUE BONDS:
   HIGHER EDUCATION BONDS ....................... 14.1%
   HIGHWAY BONDS ................................  1.5%
   HOSPITAL BONDS ...............................  6.2%
   HOUSING BONDS ................................  1.0%
   INDUSTRIAL BONDS .............................  3.9%
   RESOURCE RECOVERY BONDS ......................  1.0%
   UTILITY BONDS ................................  8.8%
GENERAL OBLIGATIONS: ............................ 63.5%

   STATEMENTS OF OPERATIONS

SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)
(ALL NUMBERS IN THOUSANDS)

                                                   HUNTINGTON                                       HUNTINGTON
                                                     FLORIDA        HUNTINGTON      HUNTINGTON     U.S. TREASURY
                                                    TAX-FREE           MONEY      OHIO MUNICIPAL       MONEY
                                                      MONEY           MARKET       MONEY MARKET       MARKET
                                                      FUND             FUND            FUND            FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   DIVIDENDS ..................................       $ --           $    --          $   --        $    --
   INTEREST ...................................        858            28,632           3,897         13,237
   LESS: FOREIGN TAXES WITHHELD ...............         --                --              --             --
-----------------------------------------------------------------------------------------------------------------------------------
     TOTAL INVESTMENT INCOME ..................        858            28,632           3,897         13,327
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   INVESTMENT ADVISORY FEES ...................         92             1,310             298            459
   ADMINISTRATION FEES ........................         29               658             139            321
   DISTRIBUTION & SERVICES FEES-- INVESTMENT A SHARES   23               419             141             53
   DISTRIBUTION & SERVICES FEES-- INVESTMENT B SHARES   --                --              --             --
   TRANSFER AGENT FEES ........................         19                76              25             24
   CUSTODIAN FEES .............................          6               120              25             94
   PROFESSIONAL FEES ..........................          1                25              11             26
   PRINTING AND SHAREHOLDER REPORTS ...........          4                29               8             20
   REGISTRATION AND FILING FEES ...............          2                 8              11              5
   TRUSTEES' FEES .............................         --                 6               1              3
   MISCELLANEOUS ..............................          1                19               4             12
-----------------------------------------------------------------------------------------------------------------------------------
     TOTAL EXPENSES ...........................        177             2,670             663          1,017
-----------------------------------------------------------------------------------------------------------------------------------
 LESS:
   WAIVER OF INVESTMENT ADVISORY FEES .........        (44)               --             (34)            --
   WAIVER OF DISTRIBUTION & SERVICES FEES .....         (9)             (167)            (60)           (21)
-----------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES ..................................        124             2,503             569            996
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME .........................        734            26,129           3,328         12,241
-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   NET REALIZED GAIN/(LOSS) ON INVESTMENTS
     (IDENTIFIED COST BASIS) ..................         --                --              --             14
   NET CHANGE IN UNREALIZED APPRECIATION/
     (DEPRECIATION) ON INVESTMENTS ............         --                --              --             --
-----------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
     INVESTMENTS ..............................         --                --              --             14
-----------------------------------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS        $734           $26,129          $3,328        $12,255
====================================================================================================================================
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
(SEE NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.)


28


                                                           HUNTINGTON      HUNTINGTON                    SHORT/
                 HUNTINGTON    HUNTINGTON    HUNTINGTON       FIXED       INTERMEDIATE     HUNTINGTON INTERMEDIATE
    HUNTINGTON     INCOME       MICHIGAN        OHIO         INCOME        GOVERNMENT       MORTGAGE  FIXED INCOME
      GROWTH       EQUITY       TAX-FREE      TAX-FREE     SECURITIES        INCOME        SECURITIES  SECURITIES
       FUND         FUND          FUND          FUND          FUND            FUND            FUND`       FUND
    ---------------------------------------------------------------------------------------------------------------

    $ 1,278      $  3,358        $  --        $   --        $   --          $   --         $   --       $   --
        182         1,429          723         1,461         5,779           3,042          1,175        3,860
         (1)          (18)          --            --            --              --             --           --
   ----------------------------------------------------------------------------------------------------------------
      1,459         4,769          723         1,461         5,779           3,042          1,175        3,860
   ----------------------------------------------------------------------------------------------------------------

        905           660           66           130           388             232             82          286
        213           156           18            37           109              65             23           79
         20             2            8             2             2               2              2           --
         --            --           --            --            --              --             --           --
         32            27            8            20            28              21             17            6
         40            28            3             7            20              12              4           15
         22            21            5             3             9              13              1            8
         18            10            1             3             7               8              3            5
         20            16            1            --            15              13              6            6
          2             2            1            --             1               1              1            1
          3             6            8            24             7               5             --            4
  -----------------------------------------------------------------------------------------------------------------
      1,275           928          119           226           586             372            139          410
  -----------------------------------------------------------------------------------------------------------------

         --            --           (6)           --            --             (16)           (22)          --
         --            --           --            --            --              --             (1)          --
  -----------------------------------------------------------------------------------------------------------------
      1,275           928          113           226           586             356            116          410
  -----------------------------------------------------------------------------------------------------------------
        184         3,841          610         1,235         5,193           2,686          1,059        3,450
  -----------------------------------------------------------------------------------------------------------------

     18,649         1,000           20            44        (1,330)           (192)           (37)          (3)
     (3,810)      (15,427)          65           233           960             569            (15)         (15)
  -----------------------------------------------------------------------------------------------------------------
     14,839       (14,427)          85           277          (370)            377            (52)         (18)
  -----------------------------------------------------------------------------------------------------------------
    $15,023      $(10,586)        $695        $1,512        $4,823          $3,063         $1,007       $3,432
  =================================================================================================================





                                                                                                                29




   STATEMENTS OF CHANGES IN NET ASSETS


(ALL NUMBERS IN THOUSANDS)
                                  HUNTINGTON            HUNTINGTON         HUNTINGTON            HUNTINGTON
                               FLORIDA TAX-FREE        MONEY MARKET      OHIO MUNICIPAL         U.S. TREASURY
                                  MONEY FUND               FUND         MONEY MARKET FUND     MONEY MARKET FUND

                             SIX MONTHS           SIX MONTHS           SIX MONTHS           SIX MONTHS
                                ENDED     YEAR       ENDED      YEAR      ENDED      YEAR      ENDED         YEAR
                              JUNE 30,    ENDED    JUNE 30,     ENDED   JUNE 30,     ENDED   JUNE 30,       ENDED
                                2000    DEC. 31,     2000     DEC. 31,    2000     DEC. 31,    2000        DEC. 31,
                             (UNAUDITED)  1999*   (UNAUDITED)   1999   (UNAUDITED)   1999   (UNAUDITED)     1999
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS--
NET INVESTMENT INCOME           $ 734   $  874  $  26,129  $   44,463   $ 3,328 $    5,523  $  12,241 $   20,890
NET REALIZED GAIN (LOSS) FROM
   SECURITY TRANSACTIONS           --       (1)        --          --        --         --         14         (3)
CHANGE IN NET UNREALIZED
   APPRECIATION (DEPRECIATION)
   OF INVESTMENTS                  --       --         --          --        --         --         --         --
-------------------------------------------------------------------------------------------------------------------
   CHANGE IN NET ASSETS RESULTING
     FROM OPERATIONS              734      873     26,129      44,463     3,328      5,523     12,255     20,887
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS--
FROM NET INVESTMENT INCOME:
     TRUST SHARES                (412)    (726)   (16,961)    (30,427)   (1,441)    (2,274)   (11,136)   (18,968)
     INVESTMENT A SHARES (1)     (301)    (153)    (9,179)    (14,019)   (1,826)    (3,259)    (1,100)    (1,922)
     INVESTMENT B SHARES           --       --         --          --        --         --         --         --
FROM NET REALIZED GAIN ON
   INVESTMENTS:
     TRUST SHARES                  --       --         --          --        --         --         --         --
     INVESTMENT A SHARES(1)        --       --         --          --        --         --         --         --
     INVESTMENT B SHARES                    --         --          --        --         --         --         --
IN EXCESS OF NET REALIZED GAIN
   ON INVESTMENTS:
     TRUST SHARES                  --       --         --          --        --         --         --         --
     INVESTMENT A SHARES (1)       --       --         --          --        --         --         --         --
     INVESTMENT B SHARES           --       --         --          --        --         --         --         --
-------------------------------------------------------------------------------------------------------------------
   CHANGE IN NET ASSETS FROM
     DISTRIBUTIONS TO
      SHAREHOLDERS               (713)    (879)   (26,140)    (44,446)   (3,267)    (5,533)   (12,236)   (20,890)
-------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--
TRUST SHARES:
   PROCEEDS FROM SHARES
     ISSUED                    35,694   70,627    764,124     866,033    90,159    113,764    441,506  1,337,264
   REINVESTMENT OF
     DISTRIBUTIONS                 --       --        758          13        --         --         11         17
   COST OF SHARES REDEEMED    (36,462) (45,329)  (854,211)   (933,543) (108,665)  (125,561)  (425,213)(1,410,026)
-------------------------------------------------------------------------------------------------------------------
TOTAL TRUST SHARES TRANSACTIONS  (768)  25,298    (89,329)    (67,497)  (18,506)   (11,797)    16,304    (72,745)
-------------------------------------------------------------------------------------------------------------------
INVESTMENT A SHARES: (1)
   PROCEEDS FROM SHARES
     ISSUED                    50,863   33,914    239,473     591,216   127,161    246,202     71,873     83,616
   REINVESTMENT OF
    DISTRIBUTIONS                   4       --      3,759       6,707       193        251        234        486
   COST OF SHARES REDEEMED    (58,545) (14,344)  (235,399)   (534,217) (153,293)  (258,120)   (75,943)   (97,892)
-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT A SHARES
    TRANSACTIONS               (7,678)  19,570      7,833      63,706   (25,939)   (11,667)    (3,836)   (13,790)
-------------------------------------------------------------------------------------------------------------------
INVESTMENT B SHARES:
   PROCEEDS FROM SHARES ISSUED     --       --         11          --        --         --         --         --
   REINVESTMENT OF DISTRIBUTIONS   --       --         --          --        --         --         --         --
   COST OF SHARES REDEEMED         --       --         --          --        --         --         --         --
-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT B SHARES
   TRANSACTIONS                    --       --         11          --        --         --         --         --
-------------------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS FROM
 FUND SHARES TRANSACTIONS      (8,446)  44,868    (81,485)     (3,791)  (44,445)   (23,464)    12,468    (86,535)
-------------------------------------------------------------------------------------------------------------------
TOTAL CHANGE IN NET ASSETS     (8,425)  44,862    (81,496)     (3,774)  (44,384)   (23,474)    12,487    (86,538)
-------------------------------------------------------------------------------------------------------------------
NET ASSETS:
BEGINNING OF PERIOD            44,862       --    969,140     972,914   212,427    235,901    445,289    531,827
-------------------------------------------------------------------------------------------------------------------
 END OF PERIOD               $ 36,437 $ 44,862  $ 887,644   $ 969,140  $168,043  $ 212,427  $ 457,776  $ 445,289
===================================================================================================================
UNDISTRIBUTED/OVERDISTRIBUTED
  NET INVESTMENT
   INCOME INCLUDED IN NET ASSETS
   AT END OF PERIOD            $   16 $     (5)   $     6   $      17  $     51  $     (10) $       5  $      --
-------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED--
TRUST SHARES:
   SHARES ISSUED               35,694   70,627    764,124     866,033    90,159    113,764    441,506  1,337,264
   REINVESTMENT OF
     DISTRIBUTIONS                 --       --        758          13        --         --         11         17
   SHARES REDEEMED            (36,462) (45,329)  (854,211)   (933,543) (108,665)  (125,561)  (425,213)(1,410,026)
-------------------------------------------------------------------------------------------------------------------
TOTAL TRUST SHARES
   TRANSACTIONS                  (768)  25,298    (89,329)    (67,497)  (18,506)   (11,797)    16,304    (72,745)
-------------------------------------------------------------------------------------------------------------------
INVESTMENT A SHARES: (1)
   SHARES ISSUED               50,863   33,914    239,473     591,216   127,160    246,202     71,873     83,616
   REINVESTMENT OF
     DISTRIBUTIONS                  4       --      3,759       6,707       193        251        234        486
   SHARES REDEEMED            (58,545) (14,344)  (235,399)   (534,217) (153,293)  (258,120)   (75,943)   (97,892)
-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT A SHARES
   TRANSACTIONS                (7,678)  19,570      7,833      63,706   (25,940)   (11,667)    (3,836)   (13,790)
-------------------------------------------------------------------------------------------------------------------
INVESTMENT B SHARES:
   SHARES ISSUED                   --       --         10          --        --         --         --         --
   REINVESTMENT OF DISTRIBUTIONS   --       --         --          --        --         --         --         --
   SHARES REDEEMED                 --       --         --          --        --         --         --         --
-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT B SHARES
  TRANSACTIONS                     --       --         10          --        --         --         --         --
-------------------------------------------------------------------------------------------------------------------
NET CHANGE IN FUND SHARE
  TRANSACTIONS                 (8,446)  44,868    (81,486)     (3,791)  (44,446)   (23,464)    12,468    (86,535)
-------------------------------------------------------------------------------------------------------------------


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
 (SEE NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.)
*REFLECTS OPERATIONS FOR THE PERIOD FROM JANUARY 6, 1999 (DATE OF INITIAL PUBLIC INVESTMENT) TO DECEMBER 31, 1999.
(1) FORMERLY KNOWN AS INVESTMENT SHARES


30





               HUNTINGTON          HUNTINGTON           HUNTINGTON            HUNTINGTON            HUNTINGTON
               GROWTH            INCOME EQUITY           MICHIGAN            OHIO TAX-FREE         FIXED INCOME
                FUND                 FUND              TAX-FREE FUND              FUND            SECURITIES FUND
      SIX MONTHS            SIX MONTHS             SIX MONTHS            SIX MONTHS             SIX MONTHS
        ENDED      YEAR       ENDED       YEAR       ENDED      YEAR       ENDED       YEAR       ENDED       YEAR
       JUNE 30,     ENDED    JUNE 30,      ENDED    JUNE 30,     ENDED    JUNE 30,      ENDED    JUNE 30,      ENDED
         2000     DEC. 31,     2000      DEC. 31,     2000     DEC. 31,     2000      DEC. 31,     2000      DEC. 31,
     (UNAUDITED)   1999    (UNAUDITED)    1999    (UNAUDITED)   1999    (UNAUDITED)    1999    (UNAUDITED)    1999
 -------------------------------------------------------------------------------------------------------------------
       $  184  $    1,848    $ 3,841   $   7,125    $  610   $   1,430   $1,235     $  2,702   $ 5,193    $   9,419

       18,649      39,334      1,000       1,638        20          (7)      44           36    (1,330)      (1,272)


       (3,810)        394    (15,427)    (25,323)       65      (1,611)     233       (3,294)      960      (14,472)
--------------------------------------------------------------------------------------------------------------------

       15,023      41,576    (10,586)    (16,560)      695        (188)   1,512         (556)    4,823       (6,325)
--------------------------------------------------------------------------------------------------------------------

         (297)     (1,806)    (3,682)     (6,975)     (466)     (1,049)  (1,170)      (2,636)   (4,786)      (9,240)
          (10)        (54)       (24)        (49)     (143)       (373)     (27)         (61)      (37)         (82)
           --          --         --          --        --          --       --           --        --           --

           --     (36,416)        --      (1,626)       --          --       --          (32)       --           --
           --      (1,993)        --         (12)       --          --       --           (1)       --           --
           --          --         --          --        --          --       --           --        --           --

           --          --         --        (134)       --         (11)      --           --        --           --
           --          --         --          (1)       --          (3)      --           --        --           --
           --          --         --          --        --          --       --           --        --           --
--------------------------------------------------------------------------------------------------------------------

         (307)    (40,269)    (3,706)     (8,797)     (609)     (1,436)  (1,197)      (2,730)   (4,823)      (9,322)
--------------------------------------------------------------------------------------------------------------------

       19,002      43,196     12,362      39,778       411       3,249    1,710        5,092    13,293       28,740

           96      10,916      1,092       2,535         3          42       72          161     1,814        3,636
      (23,154)    (82,687)    (9,207)    (40,562)   (2,692)     (5,298)  (5,721)     (12,470)  (12,745)     (34,537
--------------------------------------------------------------------------------------------------------------------
       (4,056)    (28,575)     4,247       1,751    (2,278)     (2,007)  (3,939)      (7,217)    2,362       (2,161)
--------------------------------------------------------------------------------------------------------------------

          427       2,057        131         783        73         781        5           67        42           66
           10       2,014         23          59       110         301       19           42        29           64
       (2,177)     (3,310)      (198)       (858)   (1,055)     (2,218)    (205)        (240)      (77)        (281)
 -------------------------------------------------------------------------------------------------------------------
       (1,740)        761        (44)        (16)     (872)     (1,136)    (181)        (131)       (6)        (151)
 -------------------------------------------------------------------------------------------------------------------

            1          --          1          --        --          --       --           --         1           --
           --          --         --          --        --          --       --           --        --           --
           --          --         --          --        --          --       --           --        --           --
 -------------------------------------------------------------------------------------------------------------------
            1          --          1          --        --          --       --           --         1           --
--------------------------------------------------------------------------------------------------------------------
       (5,795)    (27,814)     4,204       1,735    (3,150)     (3,143)  (4,120)      (7,348)    2,357       (2,312)
 -------------------------------------------------------------------------------------------------------------------
        8,921     (26,507)   (10,088)    (23,622)   (3,064)     (4,767)  (3,805)     (10,634)    2,357      (17,959)
 -------------------------------------------------------------------------------------------------------------------

      312,558     339,065    227,314     250,936    27,992      32,759   54,033       64,667   152,080      170,039
 -------------------------------------------------------------------------------------------------------------------
     $321,479    $312,558   $217,226    $227,314   $24,928     $27,992  $50,228      $54,033  $154,437     $152,080
 ===================================================================================================================



    $    (109)   $     14  $     324    $    189   $     9     $     8  $    48      $    10  $    468     $     98
 -------------------------------------------------------------------------------------------------------------------

          395         847        347       1,004        40         303       83          237       678        1,399

            2         229         31          65        --           4        4            7        92          176
         (480)     (1,593)      (260)     (1,020)     (259)       (497)    (278)        (588)     (651)      (1,671)
 -------------------------------------------------------------------------------------------------------------------
          (83)       (517)       118          49      (219)       (190)    (191)        (344)      119          (96)
 -------------------------------------------------------------------------------------------------------------------

            9          40          3          19         7          72       --            3         2            3
           --          42          1           1        10          28        1            2         2            3
          (45)        (65)        (5)        (21)     (101)       (209)     (10)         (12)       (4)         (13)
 -------------------------------------------------------------------------------------------------------------------
          (36)         17         (1)         (1)      (84)       (109)      (9)          (7)       --           (7)
 -------------------------------------------------------------------------------------------------------------------

           --          --         --          --        --          --       --           --        --           --
           --          --         --          --        --          --       --           --        --           --
           --          --         --          --        --          --       --           --        --           --
 -------------------------------------------------------------------------------------------------------------------
           --          --         --          --        --          --       --           --        --           --
 ---------------------------------------------------------------------------------------------------------------------
         (119)       (500)       117          48      (303)       (299)    (200)        (351)      119         (103)
 ---------------------------------------------------------------------------------------------------------------------
                                                                                                          31




   STATEMENTS OF CHANGES IN NET ASSETS



(ALL NUMBERS IN THOUSANDS)

                                        HUNTINGTON                                          HUNTINGTON SHORT/
                                       INTERMEDIATE                HUNTINGTON                 INTERMEDIATE
                                        GOVERNMENT             MORTGAGE SECURITIES            FIXED INCOME
                                        INCOME FUND                   FUND                   SECURITIES FUND

                                 SIX MONTHS                 SIX MONTHS                 SIX MONTHS
                                    ENDED         YEAR         ENDED          YEAR        ENDED          YEAR
                                  JUNE 30,        ENDED      JUNE 30,         ENDED     JUNE 30,         ENDED
                                    2000        DEC. 31,       2000         DEC. 31,      2000         DEC. 31,
                                 (UNAUDITED)      1999      (UNAUDITED)       1999     (UNAUDITED)       1999
--------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS--
NET INVESTMENT INCOME             $ 2,686      $   5,828        $1,059       $  2,056       $3,450      $   6,658
NET REALIZED GAIN (LOSS) FROM
   SECURITY TRANSACTIONS             (192)           205           (37)            (3)          (3)          (723)
CHANGE IN NET UNREALIZED
   APPRECIATION (DEPRECIATION)
   OF INVESTMENTS                     569         (7,187)          (15)        (1,675)         (15)        (4,723)
--------------------------------------------------------------------------------------------------------------------
   CHANGE IN NET ASSETS RESULTING
     FROM OPERATIONS                3,063         (1,154)        1,007            378        3,432          1,212
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS--
FROM NET INVESTMENT INCOME:
     TRUST SHARES                  (2,619)        (5,682)         (999)        (2,012)      (3,360)        (6,584)
     INVESTMENT A SHARES (1)          (52)          (123)          (27)           (59)          --             --
FROM NET REALIZED GAIN ON INVESTMENTS:
     TRUST SHARES                      --             --            --             --           --             --
     INVESTMENT A SHARES (1)           --             --            --             --           --             --
IN EXCESS OF NET REALIZED GAIN ON
    INVESTMENTS:
     TRUST SHARES                      --             --            --             --           --             --
     INVESTMENT A SHARES (1)           --             --            --             --           --             --
--------------------------------------------------------------------------------------------------------------------
   CHANGE IN NET ASSETS FROM
     DISTRIBUTIONS TO SHAREHOLDER  (2,671)        (5,805)       (1,026)        (2,071)      (3,360)        (6,584)
--------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--
TRUST SHARES:
   PROCEEDS FROM SHARES ISSUED      5,727         22,116         1,228          5,578        9,751         20,415
   REINVESTMENT OF DISTRIBUTIONS      533            694           204            174        1,314          2,790
   COST OF SHARES REDEEMED        (23,807)       (25,704)       (1,662)        (6,908)      (9,041)       (32,207)
--------------------------------------------------------------------------------------------------------------------
TOTAL TRUST SHARES TRANSACTIONS   (17,547)        (2,894)         (230)        (1,156)       2,024         (9,002)
--------------------------------------------------------------------------------------------------------------------
INVESTMENT A SHARES: (1)
   PROCEEDS FROM SHARES ISSUED
     FROM MERGER                       --             --            --             --           --             --
   PROCEEDS FROM SHARES ISSUED         22             43           113            151           --             --
   REINVESTMENT OF DISTRIBUTIONS       41             95            20             45           --             --
   COST OF SHARES REDEEMED           (255)        (1,009)         (376)          (188)          --             --
--------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT A SHARES
  TRANSACTIONS                       (192)          (871)         (243)             8           --             --
--------------------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS FROM FUND
     SHARES TRANSACTIONS          (17,739)        (3,765)         (473)        (1,148)       2,024         (9,002)
--------------------------------------------------------------------------------------------------------------------
TOTAL CHANGE IN NET ASSETS        (17,347)       (10,724)         (492)        (2,841)       2,096        (14,374)
--------------------------------------------------------------------------------------------------------------------
NET ASSETS:
BEGINNING OF PERIOD               101,621        112,345        33,218         36,059      113,341        127,715
--------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                   $ 84,274       $101,621       $32,726        $33,218     $115,437       $113,341
====================================================================================================================
UNDISTRIBUTED/OVERDISTRIBUTED
   NET INVESTMENT INCOME
   INCLUDED IN NET ASSETS
   AT END OF PERIOD              $     68       $     53       $    39        $     6     $    164       $     74
--------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED--
TRUST SHARES:
   SHARES ISSUED                      589          2,208           158            689          509          1,042
   REINVESTMENT OF DISTRIBUTIONS       55             69            26             22           69            142
   SHARES REDEEMED                 (2,447)        (2,566)         (213)          (859)        (472)        (1,637)
--------------------------------------------------------------------------------------------------------------------
TOTAL TRUST SHARES TRANSACTIONS    (1,803)          (289)          (29)          (148)         106           (453)
INVESTMENT A SHARES: (1)
   SHARES ISSUED                        2              4            14             19           --             --
   REINVESTMENT OF DISTRIBUTIONS        4              9             3              2           --             --
   SHARES REDEEMED                    (26)           (99)          (48)           (20)          --             --
--------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT A SHARES
  TRANSACTIONS                        (20)           (86)          (31)             1           --             --
NET CHANGE IN FUND SHARE
  TRANSACTIONS                     (1,823)          (375)           60           (147)         106           (453)
--------------------------------------------------------------------------------------------------------------------

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
 (SEE NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.)
(1) FORMERLY KNOWN AS INVESTMENT SHARES.


                                            [THIS PAGE INTENTIONALLY LEFT BLANK]


   FINANCIAL HIGHLIGHTS

MONEY MARKET FUNDS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                  DISTRIBUTIONS TO
                                            NET ASSET                               SHAREHOLDERS       NET ASSET
                                             VALUE,                  NET              FROM NET          VALUE,
YEAR ENDED                                  BEGINNING            INVESTMENT          INVESTMENT         END OF
DECEMBER 31,                                OF PERIOD              INCOME              INCOME           PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
TRUST SHARES
HUNTINGTON FLORIDA TAX-FREE MONEY FUND
2000(C)                                       $1.00                 0.02               (0.02)              $1.00
1999(D)                                       $1.00                 0.03               (0.03)              $1.00
HUNTINGTON MONEY MARKET FUND
2000(C)                                       $1.00                 0.03               (0.03)              $1.00
1999                                          $1.00                 0.05               (0.05)              $1.00
1998                                          $1.00                 0.05               (0.05)              $1.00
1997                                          $1.00                 0.05               (0.05)              $1.00
1996                                          $1.00                 0.05               (0.05)              $1.00
1995                                          $1.00                 0.05               (0.05)              $1.00
HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND
2000(C)                                       $1.00                 0.02               (0.02)              $1.00
1999                                          $1.00                 0.03               (0.03)              $1.00
1998                                          $1.00                 0.03               (0.03)              $1.00
1997                                          $1.00                 0.03               (0.03)              $1.00
1996                                          $1.00                 0.03               (0.03)              $1.00
1995                                          $1.00                 0.04               (0.04)              $1.00
HUNTINGTON U.S. TREASURY MONEY MARKET FUND
2000(C)                                       $1.00                 0.03               (0.03)              $1.00
1999                                          $1.00                 0.04               (0.04)              $1.00
1998                                          $1.00                 0.05               (0.05)              $1.00
1997                                          $1.00                 0.05               (0.05)              $1.00
1996                                          $1.00                 0.05               (0.05)              $1.00
1995                                          $1.00                 0.05               (0.05)              $1.00
INVESTMENT A SHARES
HUNTINGTON FLORIDA TAX-FREE MONEY FUND
2000(C)                                       $1.00                 0.02               (0.02)              $1.00
1999                                          $1.00                 0.03               (0.03)              $1.00
HUNTINGTON MONEY MARKET FUND
2000(C)                                       $1.00                 0.03               (0.03)              $1.00
1999                                          $1.00                 0.05               (0.05)              $1.00
1998                                          $1.00                 0.05               (0.05)              $1.00
1997                                          $1.00                 0.05               (0.05)              $1.00
1996                                          $1.00                 0.05               (0.05)              $1.00
1995                                          $1.00                 0.05               (0.05)              $1.00
HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND
2000(C)                                       $1.00                 0.02               (0.02)              $1.00
1999                                          $1.00                 0.03               (0.03)              $1.00
1998                                          $1.00                 0.03               (0.03)              $1.00
1997                                          $1.00                 0.03               (0.03)              $1.00
1996                                          $1.00                 0.03               (0.03)              $1.00
1995                                          $1.00                 0.03               (0.03)              $1.00
HUNTINGTON U.S. TREASURY MONEY MARKET FUND
2000(C)                                       $1.00                 0.03               (0.03)              $1.00
1999                                          $1.00                 0.04               (0.04)              $1.00
1998                                          $1.00                 0.05               (0.05)              $1.00
1997                                          $1.00                 0.05               (0.05)              $1.00
1996                                          $1.00                 0.05               (0.05)              $1.00
1995                                          $1.00                 0.05               (0.05)              $1.00
INVESTMENT B SHARES
HUNTINGTON MONEY MARKET FUND
2000(C) (E)                                   $1.00                 0.01               (0.01)              $1.00
------------------------------------------------------------------------------------------------------------------------------------

(A) BASED ON NET ASSET VALUE, WHICH DOES NOT REFLECT THE SALES LOAD OR CONTINGENT DEFERRED SALES LOAD, IF APPLICABLE.
(B) THIS VOLUNTARY EXPENSE DECREASE IS REFLECTED IN BOTH THE EXPENSE AND NET INVESTMENT INCOME RATIOS.
(C) SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(D) REFLECTS OPERATIONS FOR THE PERIOD FROM JANUARY 6, 1999 (DATE OF INITIAL PUBLIC INVESTMENT) TO DECEMBER 31, 1999.
(E) HUNTINGTON MONEY MARKET FUND INVESTMENT B SHARES COMMENCED OPERATIONS ON MAY 2, 2000.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

(SEE NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS)



                                            RATIO TO AVERAGE NET ASSETS
                                           -----------------------------

                                                                           EXPENSE WAIVER             NET ASSETS,
                                                         NET                 REDUCTION/                 END OF
           TOTAL                                     INVESTMENT             REIMBURSEMENT               PERIOD
          RETURN(A)             EXPENSES               INCOME                    (B)                 (000 OMITTED)
------------------------------------------------------------------------------------------------------------------------------------
            1.75%                 0.53%                  3.53%                  0.20%               $ 24,538
            2.78%                 0.49%                  2.78%                  0.30%               $ 25,295

            2.83%                 0.48%                  5.60%                    --                $543,720
            4.77%                 0.49%                  4.67%                    --                $633,055
            5.13%                 0.50%                  4.99%                    --                $700,540
            5.17%                 0.51%                  5.06%                    --                $424,050
            5.01%                 0.53%                  4.90%                    --                $337,962
            5.58%                 0.53%                  5.44%                  0.03%               $296,764

            1.70%                 0.49%                  3.42%                  0.03%               $ 72,324
            2.79%                 0.48%                  2.74%                  0.05%               $ 90,804
            3.07%                 0.47%                  3.03%                  0.05%               $102,606
            3.27%                 0.45%                  3.23%                  0.07%               $ 72,667
            3.14%                 0.42%                  3.10%                  0.12%               $ 56,654
            3.57%                 0.42%                  3.52%                  0.20%               $ 56,551

            2.68%                 0.42%                  5.33%                    --                $420,820
            4.53%                 0.40%                  4.42%                    --                $404,501
            4.95%                 0.40%                  4.84%                    --                $447,305
            5.06%                 0.42%                  4.95%                    --                $483,548
            4.98%                 0.42%                  4.87%                    --                $474,593
            5.53%                 0.43%                  5.40%                  0.01%               $277,142


            1.67%                 0.67%                  3.42%                  0.31%               $ 11,899
            2.74%                 0.57%                  2.70%                  0.43%               $ 19,567

            2.75%                 0.63%                  5.46%                  0.10%               $343,914
            4.67%                 0.60%                  4.57%                  0.15%               $336,085
            5.03%                 0.60%                  4.89%                  0.15%               $272,374
            5.07%                 0.61%                  4.96%                  0.15%               $140,385
            4.90%                 0.63%                  4.80%                    --                $ 97,557
            5.48%                 0.63%                  5.30%                  0.03%               $ 91,288

            1.63%                 0.63%                  3.28%                  0.14%               $ 95,719
            2.69%                 0.59%                  2.64%                  0.20%               $121,623
            2.97%                 0.57%                  2.93%                  0.20%               $133,295
            3.17%                 0.55%                  3.13%                  0.22%               $ 82,897
            3.04%                 0.52%                  3.00%                  0.12%               $ 74,102
            3.47%                 0.52%                  3.42%                  0.20%               $ 55,469

            2.61%                 0.57%                  5.19%                  0.11%               $ 36,956
            4.42%                 0.49%                  4.34%                  0.15%               $ 40,788
            4.85%                 0.50%                  4.74%                  0.15%               $ 54,522
            4.95%                 0.52%                  4.85%                  0.15%               $ 57,758
            4.87%                 0.52%                  4.77%                  0.15%               $ 47,884
            5.43%                 0.53%                  5.28%                  0.18%               $ 38,973


            0.81%                 1.48%                  4.91%                    --                   $  10
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                               35




   FINANCIAL HIGHLIGHTS



EQUITY FUNDS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
                                                                               DISTRIBUTIONS TO
                                      NET REALIZED            DISTRIBUTIONS TO   SHAREHOLDERS     DISTRIBUTIONS
               NET ASSET                   AND                  SHAREHOLDERS       FROM NET         IN EXCESS
                VALUE,        NET      UNREALIZED   TOTAL FROM    FROM NET       REALIZED GAIN       OF NET
YEAR ENDED     BEGINNING  INVESTMENT   GAIN/(LOSS)  INVESTMENT   INVESTMENT      ON INVESTMENT     INVESTMENT
DECEMBER 31,   OF PERIOD    INCOME     INVESTMENTS  OPERATIONS     INCOME        TRANSACTIONS        INCOME
------------------------------------------------------------------------------------------------------------------------------------
TRUST SHARES
HUNTINGTON GROWTH FUND
2000(C)       $49.52         0.03           2.41         2.44        (0.05)           --                --
1999          $49.78         0.30           6.16         6.46        (0.30)           (6.42)            --
1998          $43.48         0.29           7.69         7.98        (0.29)           (1.21)            (0.18)
1997          $33.97         0.29          11.63        11.92        (0.29)           (2.12)            --
1996          $30.81         0.40           4.72         5.12        (0.40)           (1.56)            --
1995          $26.30         0.43           7.62         8.05        (0.43)           (3.11)            --
HUNTINGTON INCOME EQUITY FUND
2000(C)       $36.71         0.61          (2.30)       (1.69)       (0.59)           --                --
1999          $40.85         1.16          (3.87)       (2.71)       (1.14)           (0.27)            (0.02)
1998          $36.30         1.09           5.26         6.35        (1.09)           (0.71)            --
1997          $30.26         1.03           6.70         7.73        (1.04)           (0.65)            --
1996          $27.25         1.00           3.51         4.51        (1.00)           (0.50)            --
1995          $21.93         0.94           5.34         6.28        (0.96)           --                --
INVESTMENT A SHARES
HUNTINGTON GROWTH FUND
2000(C)       $49.47        (0.02)          2.41         2.39        (0.03)           --                --
1999          $49.76         0.18           6.12         6.30        (0.17)           (6.42)            --
1998          $43.46         0.19           7.67         7.86        (0.17)           (1.21)            (0.18)
1997          $33.96         0.19          11.63        11.82        (0.20)           (2.12)            --
1996          $30.81         0.31           4.73         5.04        (0.33)           (1.56)            --
1995          $26.31         0.35           7.61         7.96        (0.35)           (3.11)            --
HUNTINGTON INCOME EQUITY FUND
2000(C)       $36.72         0.57          (2.31)       (1.74)       (0.54)           --                --
1999          $40.86         1.03          (3.85)       (2.82)       (1.03)           (0.27)            (0.02)
1998          $36.29         0.98           5.29         6.27        (0.99)           (0.71)            --
1997(F)       $31.20         0.65           5.72         6.37        (0.63)           (0.65)            --
INVESTMENT B SHARES
HUNTINGTON GROWTH FUND
2000(C) (G)   $50.06        (0.08)          1.78         1.70        --               --                --
HUNTINGTON INCOME EQUITY FUND
2000(C) (H)   $35.83        (1.87)          0.62        (1.25)       (0.16)           --                --
-----------------------------------------------------------------------------------------------------------------------------------

(A) BASED ON NET ASSET VALUE, WHICH DOES NOT REFLECT THE SALES LOAD OR CONTINGENT DEFERRED SALES LOAD, IF APPLICABLE.
(B) THIS VOLUNTARY EXPENSE DECREASE IS REFLECTED IN BOTH THE EXPENSE AND NET INVESTMENT INCOME RATIOS.
(C) SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(D) NOT ANNUALIZED.
(E) COMPUTED ON AN ANNUALIZED BASIS
(F) REFLECTS OPERATIONS FOR THE PERIOD FROM MAY 1, 1997 (COMMENCEMENT OF OPERATIONS OF INVESTMENT A SHARES,
    FORMERLY INVESTMENT SHARES.)
(G) HUNTINGTON GROWTH FUND INVESTMENT B SHARES COMMENCED OPERATIONS MAY 1, 2000.
(H) HUNTINGTON INCOME EQUITY FUND INVESTMENT B SHARES COMMENCED OPERATIONS MAY 1, 2000.
 AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

(SEE NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.)



                                                 RATIO TO AVERAGE NET ASSETS
                                              ---------------------------------
                NET ASSET                                             EXPENSE WAIVER   NET ASSETS,
                 VALUE,                                       NET       REDUCTION/       END OF        PORTFOLIO
    TOTAL        END OF         TOTAL                     INVESTMENT   REIMBURSEMENT     PERIOD        TURNOVER
DISTRIBUTIONS    PERIOD      RETURN (A)     EXPENSES        INCOME          (B)       (000 OMITTED)      RATE
------------------------------------------------------------------------------------------------------------------------------------

     (0.05)        $51.91         4.93%         0.82%         0.13%      --            $305,220            19%
     (6.72)        $49.52        13.59%         0.82%         0.57%      --            $295,268            10%
     (1.68)        $49.78        18.55%         0.79%         0.62%      --            $322,564            11%
     (2.41)        $43.48        35.37%         0.80%         0.73%      --            $228,138            12%
     (1.96)        $33.97        16.72%         0.83%         1.20%      --            $175,764            21%
     (3.54)        $30.81        30.75%         0.86%         1.34%    0.05%           $143,421            37%

     (0.59)        $34.43        (4.65)%        0.83%         3.45%      --            $215,705            31%
     (1.43)        $36.71        (6.75)%        0.82%         2.93%      --            $225,647            20%
     (1.80)        $40.85        17.79%         0.81%         2.83%      --            $249.051            13%
     (1.69)        $36.30        25.99%         0.81%         3.08%      --            $214,625            24%
     (1.50)        $30.26        16.88%         0.82%         3.50%      --            $172,767            25%
     (0.96)        $27.25        29.26%         0.82%         3.85%      --            $141,892            17%


     (0.03)        $51.83         4.84%         1.07%        (0.11)%     --            $ 16,258            19%
     (6.59)        $49.47        13.25%         1.07%         0.33%      --            $ 17,290            10%
     (1.56)        $49.76        18.25%         1.04%         0.37%      --            $ 16,501            11%
     (2.32)        $43.46        35.04%         1.05%         0.48%      --            $  5,485            12%
     (1.89)        $33.96        16.43%         1.08%         0.93%      --            $  4,285            21%
     (3.46)        $30.81        30.40%         1.11%         1.08%    0.05%           $  3,777            37%

     (0.54)        $34.44        (4.79)%        1.08%         3.20%      --            $  1,520            31%
     (1.32)        $36.72        (7.00)%        1.07%         2.68%      --            $  1,667            20%
     (1.70)        $40.86        17.56%         1.06%         2.58%      --            $  1,885            13%
     (1.28)        $36.29        16.09%(D)      1.08%(E)      2.76%(E)   --            $    279            24%


        --         $51.76         3.40%         1.82%        (0.95)%     --            $     1             19%

     (0.16)        $34.42        (3.50)%        1.83%         2.51%      --            $     1             31%
-----------------------------------------------------------------------------------------------------------------------------------

   FINANCIAL HIGHLIGHTS



FIXED INCOME FUNDS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
                                                                               DISTRIBUTIONS TO
                                      NET REALIZED            DISTRIBUTIONS TO   SHAREHOLDERS     DISTRIBUTIONS
               NET ASSET                   AND                  SHAREHOLDERS       FROM NET         IN EXCESS
                VALUE,        NET      UNREALIZED   TOTAL FROM    FROM NET       REALIZED GAIN       OF NET
YEAR ENDED     BEGINNING  INVESTMENT   GAIN/(LOSS)  INVESTMENT   INVESTMENT      ON INVESTMENT     INVESTMENT
DECEMBER 31,   OF PERIOD    INCOME     INVESTMENTS  OPERATIONS     INCOME        TRANSACTIONS      INCOME (A)
------------------------------------------------------------------------------------------------------------------------------------
TRUST SHARES
HUNTINGTON OHIO TAX-FREE FUND
2000(D)       $20.68         0.49           0.12         0.61        (0.47)           --                --
1999          $21.83         0.95          (1.15)       (0.20)       (0.94)        (0.01)               --
1998          $21.74         0.98           0.11         1.09        (0.98)        (0.02)               --
1997          $21.49         1.01           0.27         1.28        (1.02)        (0.01)               --
1996          $21.77         1.01          (0.28)        0.73        (1.01)           --                --
1995          $20.50         1.01           1.27         2.28        (1.01)           --                --
HUNTINGTON FIXED INCOME SECURITIES FUND
2000(D)       $19.74         0.65          (0.04)        0.61        (0.61)           --                --
1999          $21.78         1.23          (2.05)       (0.82)       (1.22)           --                --
1998          $21.41         1.26           0.65         1.91        (1.26)        (0.28)               --
1997          $20.94         1.31           0.47         1.78        (1.31)           --                --
1996          $21.78         1.34          (0.83)        0.51        (1.35)           --                --
1995          $19.69         1.34           2.09         3.43        (1.34)           --                --
HUNTINGTON MORTGAGE SECURITIES FUND
2000(D)       $ 7.86         0.25          (0.01)        0.24        (0.24)           --                --
1999          $ 8.25         0.47          (0.39)        0.08        (0.47)           --                --
1998 (E)      $ 8.24         0.50           0.01         0.51        (0.50)           --                --
1997(F)       $ 8.06         0.52           0.16         0.68        (0.50)           --                --
1996(F)       $ 8.09         0.55          (0.04)        0.51        (0.54)           --                --
1995(F)       $ 6.69         0.55           1.46         2.01        (0.55)           --             (0.06)
HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND
2000(D)       $19.24         0.57             --         0.57        (0.56)           --                --
1999          $20.13         1.10          (0.90)        0.20        (1.09)           --                --
1998          $20.04         1.15           0.24         1.39        (1.15)        (0.15)               --
1997          $19.96         1.19           0.08         1.27        (1.19)           --                --
1996          $20.35         1.17          (0.37)        0.80        (1.19)           --                --
1995          $19.14         1.18           1.21         2.39        (1.18)           --                --
INVESTMENT A SHARES
HUNTINGTON OHIO TAX-FREE FUND
2000(D)       $20.67         0.46           0.12         0.58        (0.44)           --                --
1999          $21.82         0.87          (1.12)       (0.25)       (0.89)        (0.01)               --
1998          $21.73         0.93           0.11         1.04        (0.93)        (0.02)               --
1997          $21.48         0.98           0.25         1.23        (0.97)        (0.01)               --
1996          $21.77         0.96          (0.29)        0.67        (0.96)           --                --
1995          $20.50         0.96           1.27         2.23        (0.96)           --                --
HUNTINGTON FIXED INCOME SECURITIES FUND
2000(D)       $19.74         0.63          (0.05)        0.58        (0.58)           --                --
1999          $21.78         1.08          (1.95)       (0.87)       (1.17)           --                --
1998          $21.41         1.20           0.66         1.86        (1.21)        (0.28)               --
1997          $20.95         1.25           0.47         1.72        (1.26)           --                --
1996          $21.78         1.29          (0.83)        0.46        (1.29)           --                --
1995          $19.70         1.29           2.09         3.38        (1.30)           --                --
HUNTINGTON MORTGAGE SECURITIES FUND
2000(D)       $ 7.89         0.24          (0.02)        0.22        (0.23)           --                --
1999          $ 8.27         0.45          (0.38)        0.07        (0.45)           --                --
1998(E)       $ 8.26         0.48           0.01         0.49        (0.48)           --                --
1997(F)       $ 8.08         0.50           0.17         0.67        (0.49)           --                --
1996(F)       $ 8.12         0.53          (0.04)        0.49        (0.53)           --                --
1995(F)       $ 6.70         0.55           1.46         2.01        (0.55)           --             (0.04)
INVESTMENT B SHARES
HUNTINGTON FIXED INCOME SECURITIES FUND
2000(D)(G)    $19.56         0.19           0.16         0.35        (0.17)           --                --
------------------------------------------------------------------------------------------------------------------------------------

(A) DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME WERE THE RESULT OF CERTAIN
    BOOK AND TAX TIMING DIFFERENCES. THESE DIFFERENCES DID NOT REPRESENT A RETURN OF
    CAPITAL FOR FEDERAL INCOME TAX PURPOSES.
(B) BASED ON NET ASSET VALUE, WHICH DOES NOT REFLECT THE SALES LOAD OR CONTINGENT
    DEFERRED SALES LOAD, IF APPLICABLE.
(C) THIS VOLUNTARY EXPENSE DECREASE IS REFLECTED IN BOTH THE EXPENSE AND NET
    INVESTMENT INCOME RATIOS.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

 (SEE NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.)



                                                 RATIO TO AVERAGE NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                NET ASSET                                             EXPENSE WAIVER   NET ASSETS,
                 VALUE,                                       NET       REDUCTION/       END OF        PORTFOLIO
    TOTAL        END OF         TOTAL                     INVESTMENT   REIMBURSEMENT     PERIOD        TURNOVER
DISTRIBUTIONS    PERIOD      RETURN (C)     EXPENSES        INCOME          (C)       (000 OMITTED)      RATE
------------------------------------------------------------------------------------------------------------------------------------

     (0.47)         $20.82        3.01%        0.86%          4.73%           --       $ 49,092            --
     (0.95)         $20.68       (0.92)%       0.82%          4.44%           --       $ 52,723           11%
     (1.00)         $21.83        5.16%        0.73%          4.50%           --       $ 63,148            9%
     (1.03)         $21.74        6.11%        0.72%          4.72%           --       $ 64,325           14%
     (1.01)         $21.49        3.48%        0.76%          3.48%           --       $ 64,799            6%
     (1.01)         $21.77       11.35%        0.78%          4.74%          0.08%     $ 59,869           13%

     (0.61)         $19.74        3.14%        0.75%          6.67%           --       $153,149           18%
     (1.22)         $19.74       (3.84)%       0.74%          5.99%           --       $150,787           44%
     (1.54)         $21.78        9.18%        0.70%          5.78%           --       $168,453           47%
     (1.31)         $21.41        8.83%        0.70%          6.26%           --       $153,374          116%
     (1.35)         $20.94        2.56%        0.74%          6.39%           --       $144,038           16%
     (1.34)         $21.78       17.95%        0.77%          6.41%          0.05%     $141,423           20%

     (0.24)         $ 7.86        3.17%        0.70%          6.46%          0.13%     $ 31,943            6%
     (0.47)         $ 7.86        1.01%        0.95%          5.81%          0.20%     $ 32,193           20%
     (0.50)         $ 8.25        6.41%        0.63%          6.09%          0.20%     $ 34,991           17%
     (0.50)         $ 8.24        8.77%        0.66%          6.39%          0.20%     $ 37,057           63%
     (0.54)         $ 8.06        6.56%        0.67%          6.86%          0.29%     $ 39,566           90%
     (0.61)         $ 8.09       31.10%        0.49%          7.29%          0.63%     $ 52,667          194%

     (0.56)         $19.25        3.01%        0.71%          6.01%           --       $115,437            6%
     (1.09)         $19.24        1.05%        0.73%          5.60%           --       $113,341           92%
     (1.30)         $20.13        7.13%        0.71%          5.68%           --       $127,715           61%
     (1.19)         $20.04        6.56%        0.71%          5.94%           --       $126,845          160%
     (1.19)         $19.96        4.08%        0.72%          5.83%           --       $125,514           39%
     (1.18)         $20.35       12.81%        0.74%          5.93%           --       $133,951           40%


     (0.44)         $20.81        2.87%        1.11%          4.48%           --       $ 1,136            --
     (0.90)         $20.67       (1.17)%       1.07%          4.44%           --       $ 1,310            11%
     (0.95)         $21.82        4.90%        0.98%          4.25%           --       $ 1,519             9%
     (0.98)         $21.73        5.88%        0.97%          4.47%           --       $ 1,468            14%
     (0.96)         $21.48        3.20%        1.01%          3.24%           --       $ 1,900            6%
     (0.96)         $21.77       11.10%        1.03%          4.49%          0.08%     $ 2,163            13%

     (0.58)         $19.74        3.00%        1.00%          6.42%           --       $ 1,287            18%
     (1.17)         $19.74       (4.07)%       1.06%          5.65%           --       $ 1,293            44%
     (1.49)         $21.78        8.93%        0.95%          5.53%           --       $ 1,586            47%
     (1.26)         $21.41        8.54%        0.95%          6.01%           --       $ 1,615           116%
     (1.29)         $20.95        2.32%        0.99%          6.12%           --       $ 1,851            16%
     (1.30)         $21.78       17.63%        1.02%          6.17%          0.05%     $ 2,176            20%

     (0.23)         $ 7.88        2.88%        0.95%          6.21%          0.33%     $   783             6%
     (0.45)         $ 7.89        0.88%        1.45%          5.54%          0.45%     $ 1,025            20%
     (0.48)         $ 8.27        6.09%        0.88%          5.84%          0.45%     $ 1,068            17%
     (0.49)         $ 8.26        8.54%        0.91%          6.16%          0.45%     $ 1,082            63%
     (0.53)         $ 8.08        6.25%        0.92%          6.57%          0.53%     $ 1,666            90%
     (0.59)         $ 8.12       31.13%        0.76%          7.40%          0.73%     $ 2,008           194%
     (0.17)         $19.74        1.81%        1.75%          6.06%           --       $     1            18%
------------------------------------------------------------------------------------------------------------------------------------

(D) SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(E) EFFECTIVE APRIL 24, 1998, PIPER CAPITAL MANAGEMENT, INC. CEASED TO SERVE AS THE SUBADVISER FOR MORTGAGE SECURITIES FUND.
(F) PER SHARE INFORMATION PRESENTED IS BASED UPON THE MONTHLY AVERAGE NUMBER OF SHARES OUTSTANDING DUE TO LARGE
    FLUCTUATIONS IN THE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
(G) HUNTINGTON FIXED INCOME SECURITIES FUND INVESTMENT B SHARES COMMENCED OPERATIONS ON MAY 1, 2000.

   FINANCIAL HIGHLIGHTS



FIXED INCOME FUNDS (CONT'D)
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                                 DISTRIBUTIONS TO
                                              NET REALIZED                   DISTRIBUTIONS TO      SHAREHOLDERS
                  NET ASSET                       AND                         SHAREHOLDERS          FROM NET
                   VALUE,          NET        UNREALIZED      TOTAL FROM        FROM NET          REALIZED GAIN
  PERIOD          BEGINNING    INVESTMENT     GAIN/(LOSS)     INVESTMENT       INVESTMENT         ON INVESTMENT
ENDED (A)         OF PERIOD      INCOME       INVESTMENTS     OPERATIONS         INCOME           TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
TRUST SHARES
HUNTINGTON MICHIGAN TAX-FREE FUND
2000(D)             $10.44          0.24           0.04             0.28            (0.24)             --
1999                $10.99          0.49          (0.55)           (0.06)           (0.49)             --
1998(E)             $10.97          0.29           0.06             0.35            (0.31)           (0.02)
1998(F)             $10.89          0.25           0.06             0.31            (0.23)             --
1997(G)             $10.79          0.50           0.10             0.60            (0.50)             --
1996(G)             $10.79          0.50            --              0.50            (0.50)             --
1995(G)             $ 9.97          0.49           0.82             1.31            (0.49)             --
HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND
2000(D)             $ 9.76          0.28           0.06             0.34            (0.28)             --
1999                $10.42          0.55          (0.66)           (0.11)           (0.55)             --
1998(E)             $10.23          0.33           0.21             0.54            (0.35)             --
1998(F)             $10.16          0.29           0.04             0.33            (0.26)             --
1997(G)             $10.13          0.59           0.02             0.61            (0.58)             --
1996(G)             $10.24          0.59          (0.10)            0.49            (0.60)             --
1995(G)             $ 9.66          0.61           0.58             1.19            (0.61)             --
INVESTMENT SHARES
HUNTINGTON MICHIGAN TAX-FREE FUND
2000(D)             $10.44          0.23           0.04             0.27            (0.23)             --
1999                $10.99          0.46          (0.55)           (0.09)           (0.46)             --
1998(E)             $10.97          0.28           0.06             0.34            (0.30)           (0.02)
1998(F)             $10.89          0.24           0.06             0.30            (0.22)             --
1997(G)             $10.79          0.47           0.10             0.57            (0.47)             --
1996(G)             $10.79          0.48            --              0.48            (0.48)             --
1995(G)             $ 9.97          0.49           0.82             1.31            (0.49)             --
HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND
2000(D)             $ 9.76          0.27           0.06             0.33            (0.27)             --
1999                $10.42          0.54          (0.68)           (0.14)           (0.52)             --
1998(E)             $10.24          0.31           0.20             0.51            (0.33)             --
1998(F)             $10.16          0.28           0.05             0.33            (0.25)             --
1997(G)             $10.13          0.57           0.02             0.59            (0.56)             --
1996(G)             $10.24          0.57          (0.10)            0.47            (0.58)             --
1995(G)             $ 9.66          0.61           0.58             1.19            (0.61)             --
------------------------------------------------------------------------------------------------------------------------------------

(A) IN 1998, THE FISCAL YEAR END OF HUNTINGTON MICHIGAN TAX-FREE AND HUNTINGTON INTERMEDIATE GOVERNMENT FUND WAS CHANGED
    FROM NOVEMBER 30 TO MAY 31, AND SUBSEQUENTLY TO DECEMBER 31 TO COINCIDE WITH THE OTHER HUNTINGTON FUNDS.
(B) BASED ON NET ASSET VALUE, WHICH DOES NOT REFLECT THE SALES LOAD, IF APPLICABLE.
(C) THIS VOLUNTARY EXPENSE DECREASE IS REFLECTED IN BOTH THE EXPENSE AND NET INVESTMENT INCOME RATIOS.
(D) SIX MONTHS ENDED JUNE 30, 2000(UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(E) SEVEN MONTHS ENDED DECEMBER 31.
(F) SIX MONTHS ENDED MAY 31.
(G) YEAR ENDED NOVEMBER 30.
(H) NOT ANNUALIZED.
(I) EXPENSE RATIOS REFLECT THE OPERATING EXPENSES IN EFFECT DURING THE PERIOD PRIOR TO AND SUBSEQUENT TO THE REORGANIZATION.
(J) COMPUTED ON AN ANNUALIZED BASIS.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

(SEE NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.)



                                                 RATIO TO AVERAGE NET ASSETS
                                          ----------------------------------------
                NET ASSET                                             EXPENSE WAIVER   NET ASSETS,
                 VALUE,                                       NET       REDUCTION/       END OF        PORTFOLIO
      TOTAL      END OF         TOTAL                     INVESTMENT   REIMBURSEMENT     PERIOD        TURNOVER
DISTRIBUTIONS    PERIOD      RETURN (B)     EXPENSES        INCOME          (C)       (000 OMITTED)      RATE
------------------------------------------------------------------------------------------------------------------------------------
     (0.24)         $10.48        2.76%        0.79%          4.68%          0.05%     $ 18,594            --
     (0.49)         $10.44       (0.54)%       0.74%          4.57%          0.07%     $ 20,809            6%
     (0.33)         $10.99        3.31%(H)     0.67%(J)       4.57%(J)       0.07%(J)  $ 23,995            7%
     (0.23)         $10.97        2.86%(H)     0.75%(I)(J)    4.55%(J)       0.14%(J)  $ 27,440            2%
     (0.50)         $10.89        5.73%        0.73%          4.66%          0.27%     $ 24,954            7%
     (0.50)         $10.79        4.78%        0.68%          4.72%          0.37%     $ 23,082           16%
     (0.49)         $10.79       13.21%        0.70%          4.62%          0.48%     $ 20,700           35%

     (0.28)         $ 9.82        3.55%        0.76%          5.79%          0.03%     $ 84,401           17%
     (0.55)         $ 9.76       (1.09)%       0.73%          5.45%          0.05%     $ 99,566           14%
     (0.35)         $10.42        5.34%(H)     0.69%(J)       5.38%(J)       0.05%(J)  $109,261            7%
     (0.26)         $10.23        3.33%(H)     0.76%(I)(J)    5.67%(J)       0.02%(J)  $116,317           14%
     (0.58)         $10.16        6.27%        0.79%          5.91%            --      $115,064           28%
     (0.60)         $10.13        4.97%        0.79%          5.89%            --      $108,047           16%
     (0.61)         $10.24       12.64%        0.78%          6.09%            --      $114,646           27%


     (0.23)         $10.48        2.61%        1.04%          4.44%          0.05%     $  6,334            --
     (0.46)         $10.44       (0.77)%       0.98%          4.33%          0.07%     $  7,183            6%
     (0.32)         $10.99        3.14%(H)     0.92%(J)       4.32%(J)       0.07%(J)  $  8,764            7%
     (0.22)         $10.97        2.75%(H)     1.00%(I)(J)    4.30%(J)       0.21%(J)  $  9,946            2%
     (0.47)         $10.89        5.47%        0.98%          4.41%          0.37%     $  9,426            7%
     (0.48)         $10.79        4.61%        0.84%          4.55%          0.56%     $  9,050           16%
     (0.49)         $10.79       13.21%        0.70%          4.62%          0.48%     $ 12,619           35%

     (0.27)         $ 9.82        3.40%        1.01%          5.54%          0.03%     $  1,873           17%
     (0.52)         $ 9.76       (1.33)%       0.74%          5.46%          0.04%     $  2,055           14%
     (0.33)         $10.42        5.06%(H)     0.94%(J)       5.13%(J)       0.05%(J)  $  3,084            7%
     (0.25)         $10.24        3.31%(H)     1.01%(I)(J)    5.42%(J)       0.09%(J)  $  3,217           14%
     (0.56)         $10.16        5.99%        1.04%          5.66%          0.10%     $  3,518           28%
     (0.58)         $10.13        4.80%        0.95%          5.73%          0.19%     $  5,230           16%
     (0.61)         $10.24       12.64%        0.78%          6.09%           --       $  7,610           27%
------------------------------------------------------------------------------------------------------------------------------------

   COMBINED NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2000

(1) ORGANIZATION

THE HUNTINGTON FUNDS, FORMERLY KNOWN AS THE MONITOR FUNDS, (THE "TRUST") IS REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "ACT"), AS AN OPEN-END MANAGEMENT INVESTMENT COMPANY. AS OF JUNE 30, 2000, THE TRUST CONSISTED OF EIGHT DIVERSIFIED AND FOUR NON-DIVERSIFIED PORTFOLIOS (INDIVIDUALLY REFERRED TO AS A "FUND", OR COLLECTIVELY AS THE "FUNDS") AS FOLLOWS:

   HUNTINGTON FLORIDA TAX-FREE MONEY FUND
     ("FLORIDA TAX-FREE MONEY")*++
   HUNTINGTON MONEY MARKET FUND ("MONEY MARKET")
   HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND
     ("OHIO MUNICIPAL MONEY MARKET")*
   HUNTINGTON U.S. TREASURY MONEY MARKET FUND
      ("U.S. TREASURY MONEY MARKET")
   HUNTINGTON GROWTH FUND ("GROWTH")
   HUNTINGTON INCOME EQUITY FUND ("INCOME EQUITY")
   HUNTINGTON MICHIGAN TAX-FREE FUND ("MICHIGAN TAX-FREE")*+ HUNTINGTON OHIO TAX-FREE FUND ("OHIO TAX-FREE")*
   HUNTINGTON FIXED INCOME SECURITIES FUND ("FIXED INCOME") HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND
     ("INTERMEDIATE GOVERNMENT INCOME")+
   HUNTINGTON MORTGAGE SECURITIES FUND ("MORTGAGE SECURITIES") HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND ("SHORT/INTERMEDIATE FIXED INCOME")

   *NON-DIVERSIFIED PORTFOLIO

THE FUNDS OFFER UP TO THREE CLASSES OF SHARES: TRUST SHARES, INVESTMENT A SHARES (FORMERLY KNOWN AS INVESTMENT SHARES) AND INVESTMENT B SHARES. ALL OF THE FUNDS OFFER TRUST SHARES AND INVESTMENT A SHARES, EXCEPT SHORT/INTERMEDIATE FIXED INCOME ONLY OFFERS TRUST SHARES. IN ADDITION, MONEY MARKET, GROWTH, INCOME EQUITY AND FIXED INCOME EACH OFFER INVESTMENT B SHARES. TRUST SHARES CARRY NO SALES CHARGES AND ARE NOT SUBJECT TO RULE 12B-1 FEES. TRUST SHARES ARE ONLY OFFERED TO FIDUCIARY, ADVISORY, AGENCY AND OTHER SIMILAR CLIENTS OF THE HUNTINGTON NATIONAL BANK, ITS AFFILIATES OR CORRESPONDENT BANKS. INVESTMENT A SHARES ARE OFFERED TO ALL TYPES OF INVESTORS, CARRY A FRONT-END SALES CHARGE, EXCEPT WITH RESPECT TO THE MONEY MARKET FUNDS, AND ARE SUBJECT TO 12B-1 FEES OF 0.25%. INVESTMENT B SHARES ARE ALSO OFFERED TO ALL TYPES OF INVESTORS, CARRY A CONTINGENT DEFERRED SALES CHARGE, AND ARE SUBJECT TO 12B-1 FEES OF 1.00%.

THE ASSETS OF EACH FUND ARE SEGREGATED, AND A SHAREHOLDER'S INTEREST IS LIMITED TO THE FUND AND TO THE CLASS IN WHICH SHARES ARE HELD.

++ EFFECTIVE MAY 1, 2000, COUNTRYWIDE INVESTMENTS, INC. ("COUNTRYWIDE"), THE SUBADVISER TO FLORIDA TAX-FREE MONEY, REORGANIZED ITS INVESTMENT ADVISORY OPERATIONS AND MOVED ALL OF THE INVESTMENT PERSONNEL ASSOCIATED WITH THE FUND TO FORT WASHINGTON INVESTMENT ADVISORS, INC. ("FORT WASHINGTON"), AN AFFILIATE OF COUNTRYWIDE. CONSISTENT WITH THE REQUIREMENTS OF THE ACT, THE BOARD OF TRUSTEES OF THE TRUST APPROVED AN INTERIM SUBADVISORY AGREEMENT WITH FORT WASHINGTON UNDER SUBSTANTIALLY THE SAME TERMS AS THE COUNTRYWIDE SUBADVISORY AGREEMENT. ON JUNE 21, 2000, THE SHAREHOLDERS OF FLORIDA TAX-FREE MONEY APPROVED A NEW SUBADVISORY AGREEMENT WITH FORT WASHINGTON WITH SUBSTANTIALLY THE SAME TERMS TO REPLACE THE INTERIM AGREEMENT. THE VOTING RESULTS ARE BELOW.

                          SHARES     % OF             % OF
                           VOTED     VOTED     OUTSTANDING
                   -------------     -----     -----------
  FLORIDA TAX-FREE
  MONEY FUND
  FOR              23,340,559.33    100%          59.60%
  AGAINST                   0.00      0            0
  ABSTAIN                   0.00      0            0

+FMB MICHIGAN TAX-FREE BOND FUND AND FMB INTERMEDIATE GOVERNMENT INCOME FUND WERE REORGANIZED INTO MICHIGAN TAX-FREE AND INTERMEDIATE GOVERNMENT INCOME, RESPECTIVELY, IN 1998. BECAUSE THE TWO FMB FUNDS WERE TREATED AS ACCOUNTING SURVIVORS IN THE REORGANIZATION, HISTORICAL INFORMATION RELATING TO THESE FUNDS IS INCLUDED HEREIN WITH INFORMATION FOR MICHIGAN TAX-FREE AND INTERMEDIATE GOVERNMENT INCOME.

(2) SIGNIFICANT ACCOUNTING POLICIES

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
CONSISTENTLY FOLLOWED BY EACH FUND IN THE PREPARATION OF ITS FINANCIAL STATEMENTS. THESE POLICIES ARE IN CONFORMITY WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES ("GAAP"). THE PREPARATION OF FINANCIAL STATEMENTS IN ACCORDANCE WITH GAAP REQUIRES MANAGEMENT TO MAKE ESTIMATES AND ASSUMPTIONS THAT AFFECT THE REPORTED AMOUNTS AND DISCLOSURES IN THE STATEMENTS. THE ACTUAL RESULTS COULD DIFFER FROM THOSE ESTIMATES.

A. INVESTMENT VALUATIONS

SECURITIES OF THE MONEY MARKET FUNDS (MONEY MARKET, OHIO MUNICIPAL MONEY MARKET, U.S. TREASURY MONEY MARKET AND FLORIDA TAX-FREE MONEY) ARE VALUED USING AMORTIZED COST, WHICH APPROXIMATES MARKET VALUE. THE TRUST'S USE OF THE AMORTIZED COST METHOD TO VALUE THE MONEY MARKET FUNDS' PORTFOLIO SECURITIES IS CONDITIONED ON THEIR COMPLIANCE WITH RULE 2A-7 UNDER THE ACT.

EACH OF THE EQUITY FUNDS VALUES ITS SECURITIES IN CALCULATING NET ASSET VALUE AS FOLLOWS. SECURITIES TRADED ON A NATIONAL SECURITIES EXCHANGE OR QUOTED ON THE NASDAQ NATIONAL MARKET SYSTEM ARE VALUED AT THEIR LAST-REPORTED SALE PRICE ON THE PRINCIPAL EXCHANGE OR REPORTED BY NASDAQ OR, IF THERE IS NO REPORTED SALE, AND IN THE CASE OF OVER-THE-COUNTER SECURITIES NOT INCLUDED IN THE NASDAQ NATIONAL MARKET SYSTEM, AT A BID PRICE ESTIMATED BY A PRICING SERVICE
USING METHODOLOGIES APPROVED AND AUTHORIZED BY THE BOARD OF TRUSTEES (AN "AUTHORIZED PRICING SERVICE"). FOR THE INCOME FUNDS, SECURITIES TRADED ON A NATIONAL SECURITIES EXCHANGE OR IN THE OVER-THE-COUNTER MARKET ARE VALUED AT THEIR LAST-REPORTED SALE PRICE, OR, IF THERE IS NO REPORTED SALE, AT A BID PRICE ESTIMATED BY AN AUTHORIZED PRICING SERVICE. FOR OTHER DEBT SECURITIES, INCLUDING ZERO-COUPON SECURITIES, AND FOREIGN SECURITIES, AN AUTHORIZED PRICING SERVICE IS USED.

U.S. GOVERNMENT SECURITIES HELD BY THE MORTGAGE SECURITIES FUND ARE VALUED AT THE MEAN BETWEEN THE OVER-THE-COUNTER BID AND ASKED PRICES

AS FURNISHED BY AN AUTHORIZED PRICING SERVICE.

SHORT-TERM INVESTMENTS WITH REMAINING MATURITIES OF 60 DAYS OR LESS AT THE TIME OF PURCHASE MAY BE VALUED AT AMORTIZED COST. INVESTMENTS IN OTHER OPEN-END INVESTMENT COMPANIES ARE VALUED AT NET ASSET VALUE.

FOR SECURITIES WHICH CANNOT BE PRICED BY AN AUTHORIZED PRICING SERVICE, THE BOARD OF TRUSTEES HAS AUTHORIZED THE TRUST'S RECORDKEEPER TO SEEK A GOOD FAITH FAIR VALUE DETERMINATION FROM A BROKER-DEALER OR OTHER FINANCIAL INTERMEDIARY. IN CERTAIN CIRCUMSTANCES, IN ACCORDANCE WITH THE TRUST'S SECURITY VALUATION POLICY, THE RECORDKEEPER MAY SEEK A GOOD FAITH FAIR VALUE DETERMINATION WHERE AN AUTHORIZED PRICING SERVICE HAS PROVIDED A PRICE. THE TRUST'S SECURITY VALUATION POLICY HAS ALSO ESTABLISHED A PRICING COMMITTEE WHICH WILL PRICE A SECURITY IN THE EVENT THAT NO PRICE CAN BE OBTAINED FROM AN AUTHORIZED PRICING SERVICE, A BROKER-DEALER OR OTHER FINANCIAL INTERMEDIARY.

B. REPURCHASE AGREEMENTS

IT IS THE POLICY OF THE FUNDS TO REQUIRE THE CUSTODIAN BANK TO TAKE POSSESSION, TO HAVE LEGALLY SEGREGATED IN THE FEDERAL RESERVE BOOK ENTRY SYSTEM, OR TO HAVE SEGREGATED WITHIN THE CUSTODIAN BANK'S VAULT, ALL SECURITIES HELD AS COLLATERAL UNDER REPURCHASE AGREEMENT TRANSACTIONS. ADDITIONALLY, IT IS THE POLICY OF THE TRUST TO MONITOR, ON A DAILY BASIS, THE MARKET VALUE OF EACH REPURCHASE AGREEMENT'S COLLATERAL TO ENSURE THAT THE VALUE OF COLLATERAL AT LEAST EQUALS THE REPURCHASE PRICE TO BE PAID UNDER THE REPURCHASE AGREEMENT TRANSACTION.

THE FUNDS WILL ONLY ENTER INTO REPURCHASE AGREEMENTS WITH BANKS AND OTHER RECOGNIZED FINANCIAL INSTITUTIONS, SUCH AS BROKER/DEALERS, WHICH ARE DEEMED BY THE FUNDS' ADVISER TO BE CREDITWORTHY PURSUANT TO THE GUIDELINES ESTABLISHED BY THE TRUSTEES. RISKS MAY ARISE FROM THE POTENTIAL INABILITY OF COUNTERPARTIES TO HONOR THE TERMS OF THESE AGREEMENTS. FURTHERMORE, THE FUNDS COULD RECEIVE LESS THAN THE REPURCHASE PRICE ON THE SALE OF COLLATERAL SECURITIES.

C. INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

DIVIDEND INCOME AND DISTRIBUTIONS TO SHAREHOLDERS ARE RECORDED ON THE EX-DIVIDEND DATE. INTEREST INCOME AND EXPENSES ARE ACCRUED DAILY. BOND PREMIUM AND DISCOUNT, IF APPLICABLE, ARE AMORTIZED, AS REQUIRED BY THE INTERNAL REVENUE CODE, AS AMENDED (THE "CODE") WHICH DOES NOT DIFFER MATERIALLY FROM GAAP. FOR STRIPPED MORTGAGE BACKED SECURITIES, MORTGAGE SECURITIES USES THE CONSTANT YIELD METHOD FOR INCOME RECOGNITION PURPOSES.

INCOME, EXPENSES (OTHER THAN CLASS SPECIFIC EXPENSES) AND REALIZED AND UNREALIZED GAINS AND LOSSES FOR THE FUNDS ARE ALLOCATED DAILY TO EACH CLASS OF SHARES BASED UPON THE RELATIVE PROPORTION OF NET ASSETS REPRESENTED BY SUCH CLASS. DISTRIBUTION FEES ARE CHARGED DIRECTLY TO SUCH CLASS.

INCOME DISTRIBUTIONS AND CAPITAL GAIN DISTRIBUTIONS ARE DETERMINED IN ACCORDANCE WITH INCOME TAX REGULATIONS WHICH MAY DIFFER FROM GAAP. THESE DIFFERENCES ARE PRIMARILY DUE TO THE TAX NATURE OF DISTRIBUTIONS.

D. FEDERAL TAXES

IT IS THE FUNDS' POLICY TO COMPLY WITH THE PROVISIONS OF THE CODE APPLICABLE TO REGULATED INVESTMENT COMPANIES AND TO DISTRIBUTE TO SHAREHOLDERS EACH YEAR SUBSTANTIALLY ALL OF THEIR INCOME. ACCORDINGLY, NO PROVISIONS FOR FEDERAL TAX ARE NECESSARY.

AT JUNE 30, 2000, THE FOLLOWING FUNDS HAD CAPITAL LOSS CARRYFORWARDS, WHICH WILL REDUCE EACH FUND'S TAXABLE INCOME ARISING FROM FUTURE NET REALIZED GAIN ON INVESTMENTS, IF ANY, TO THE EXTENT PERMITTED BY THE CODE, AND THUS WILL REDUCE THE AMOUNT OF THE DISTRIBUTIONS TO SHAREHOLDERS WHICH WOULD OTHERWISE BE NECESSARY TO RELIEVE EACH FUND OF ANY LIABILITY FOR FEDERAL TAX. PURSUANT TO THE CODE, SUCH CAPITAL LOSS CARRYFORWARDS WILL EXPIRE AS LISTED BELOW:


YEAR AND AMOUNT OF EXPIRATION
                 2002   2003       2004       2005      2006      2007         TOTAL
----------------------------------------------------------------------------------------
FLORIDA TAX-
FREE MONEY         --         --         --     --        --     1,014        $1,014
----------------------------------------------------------------------------------------
MONEY
MARKET             --     86,788         --  1,945         6        --       $88,739
----------------------------------------------------------------------------------------
OHIO
MUNICIPAL
MONEY
MARKET          2,172     10,081         --     --        --        --       $12,253
----------------------------------------------------------------------------------------
U.S. TREASURY
MONEY
MARKET             --         --         --     --        --     2,986       $ 2,986
----------------------------------------------------------------------------------------
FIXED
INCOME             --         --         --     --        -- 1,282,057    $1,282,057
----------------------------------------------------------------------------------------
INTERMEDIATE
GOVERNMENT
INCOME        135,680  1,366,912         --     --    10,235       806    $1,513,633
----------------------------------------------------------------------------------------

MORTGAGE
SECURITIES 10,376,781 10,841,602  2,455,048     --        --     3,704   $23,677,135
----------------------------------------------------------------------------------------

SHORT
INTERMEDIATE
FIXED INCOME       --        --         --      --        --   723,150      $723,150
----------------------------------------------------------------------------------------


E. DOLLAR ROLL TRANSACTIONS

MORTGAGE SECURITIES MAY ENTER INTO MORTGAGE "DOLLAR ROLLS" IN WHICH IT SELLS SECURITIES FOR DELIVERY IN THE CURRENT MONTH AND SIMULTANEOUSLY CONTRACTS WITH THE SAME COUNTERPARTY TO REPURCHASE SIMILAR (SAME TYPE, COUPON AND MATURITY) BUT NOT IDENTICAL SECURITIES ON A SPECIFIED FUTURE DATE. THE FUND WOULD BENEFIT TO THE EXTENT OF ANY DIFFERENCE BETWEEN THE PRICE RECEIVED FOR THE SECURITIES SOLD AND THE LOWER FORWARD PRICE FOR THE FUTURE PURCHASE PLUS ANY FEE INCOME RECEIVED. AS OF JUNE 30, 2000, NO FEE INCOME WAS RECEIVED FOR THE YEAR FOR DOLLAR ROLL TRANSACTIONS. THE FUND MAINTAINS A SEGREGATED ACCOUNT, THE DOLLAR VALUE OF WHICH MEETS OR EXCEEDS ITS OBLIGATIONS WITH RESPECT TO DOLLAR ROLLS.

F. OTHER

INVESTMENT TRANSACTIONS ARE ACCOUNTED FOR ON THE TRADE DATE.

GAINS OR LOSSES REALIZED FROM THE SALE OF SECURITIES ARE DETERMINED BY COMPARING THE IDENTIFIED COST OF THE SECURITY SOLD WITH THE NET SALES PROCEEDS.

(3) INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--THE HUNTINGTON NATIONAL BANK, THE TRUST'S INVESTMENT ADVISER ("HUNTINGTON" OR THE "ADVISER"), RECEIVES FOR ITS SERVICES AN ANNUAL INVESTMENT ADVISORY FEE FOR EACH OF THE FUNDS AT THE FOLLOWING ANNUAL RATES:
MONEY MARKET, OHIO MUNICIPAL

   COMBINED NOTES TO FINANCIAL STATEMENTS



MONEY MARKET AND FLORIDA TAX-FREE MONEY (EFFECTIVE APRIL 26, 2000): 0.30% OF THE FIRST $500 MILLION OF AVERAGE DAILY NET ASSETS OF EACH FUND, 0.25% OF THE NEXT $500 MILLION, AND 0.20% OF ANY AMOUNT OVER $1 BILLION; U.S. TREASURY MONEY
MARKET: 0.20% OF THE FUND'S AVERAGE DAILY NET ASSETS; FLORIDA TAX-FREE MONEY (PRIOR TO APRIL 26, 2000): 0.50% OF THE FIRST $100 MILLION OF THE FUND'S AVERAGE DAILY NET ASSETS, 0.45% OF THE NEXT $100 MILLION, 0.40% OF THE NEXT $100 MILLION, AND 0.375% OF ANY AMOUNT OVER $300 MILLION. GROWTH AND INCOME EQUITY:
0.60% OF EACH FUND'S AVERAGE DAILY NET ASSETS; AND MICHIGAN TAX-FREE, OHIO TAX-FREE, FIXED INCOME, INTERMEDIATE GOVERNMENT INCOME, MORTGAGE SECURITIES AND SHORT/INTERMEDIATE FIXED INCOME: 0.50% OF EACH FUND'S AVERAGE DAILY NET ASSETS. THE ADVISER MAY VOLUNTARILY CHOOSE TO WAIVE A PORTION OF ITS FEE. DURING 1999, THE ADVISER WAIVED 0.05% FOR OHIO MUNICIPAL MONEY MARKET, 0.30% FOR FLORIDA TAX-FREE MONEY, 0.07% FOR MICHIGAN TAX-FREE, 0.05% FOR INTERMEDIATE GOVERNMENT INCOME, AND 0.20% FOR MORTGAGE SECURITIES. THE ADVISER CAN MODIFY OR TERMINATE THESE VOLUNTARY WAIVERS AT ANY TIME AT ITS SOLE DISCRETION.

SUB-ADVISORY FEE--FOR THE PERIOD ENDING APRIL 30, 2000, COUNTRYWIDE PROVIDED INVESTMENT ADVICE, STATISTICAL AND OTHER INFORMATION FOR FLORIDA TAX-FREE MONEY PURSUANT TO A SUB-ADVISORY AGREEMENT WITH THE ADVISER. FROM MAY 1, 2000 THROUGH JUNE 21, 2000, FORT WASHINGTON PROVIDED SUCH SERVICES PURSUANT TO AN INTERIM SUB-ADVISORY AGREEMENT WITH THE ADVISER. EFFECTIVE JUNE 21, 2000, FORT WASHINGTON BEGAN SERVING AS SUBADVISER FOR FLORIDA TAX-FREE MONEY PURSUANT TO A NEW SUB-ADVISORY AGREEMENT WITH THE ADVISER. IN EACH CASE, COUNTRYWIDE OR FORT WASHINGTON, AS THE CASE MAY BE, RECEIVED FROM THE ADVISER AN ANNUAL FEE EQUAL TO 0.20% OF THE FUND'S AVERAGE DAILY NET ASSETS.

ADMINISTRATION AND FUND ACCOUNTING FEES--HUNTINGTON ALSO SERVES AS ADMINISTRATOR TO THE TRUST AND IS ENTITLED TO RECEIVE AN ANNUAL FEE OF 0.11% FOR ADMINISTRATIVE SERVICES AND 0.03% FOR ACCOUNTING SERVICES OF EACH FUND'S AVERAGE NET ASSETS, PAID MONTHLY, FOR SERVICES PERFORMED UNDER THE TRUST'S ADMINISTRATION AGREEMENT. HUNTINGTON PAID MONTHLY TO SEI INVESTMENTS MUTUAL FUNDS SERVICES ("SIMFS"), UNDER A SUB-ADMINISTRATION AGREEMENT, AN ANNUAL FEE OF 0.08% OF EACH FUND'S AVERAGE NET ASSETS FOR SERVICES PERFORMED.

DISTRIBUTION AGREEMENT--SEI INVESTMENTS DISTRIBUTION CO. ("SIDCO") ACTS AS THE TRUST'S DISTRIBUTOR PURSUANT TO A DISTRIBUTION AGREEMENT. SEI INVESTMENTS MANAGEMENT CORPORATION, A WHOLLY-OWNED SUBSIDIARY OF SEI INVESTMENTS COMPANY, IS THE OWNER OF ALL BENEFICIAL INTERESTS IN SIMFS. SIDCO IS A WHOLLY-OWNED SUBSIDIARY OF SEI INVESTMENTS COMPANY.

DISTRIBUTION PLAN--THE TRUST HAS ADOPTED A DISTRIBUTION PLAN PURSUANT TO RULE 12B-1 UNDER THE 1940 ACT (THE "DISTRIBUTION PLAN"). THE DISTRIBUTION PLAN PROVIDES FOR PAYMENTS TO BE MADE TO THE TRUST'S DISTRIBUTOR (SIDCO) IN CONNECTION WITH THE PROVISION OF DISTRIBUTION AND ADMINISTRATIVE SERVICES WITH RESPECT TO THE FUNDS' INVESTMENT A SHARES AND INVESTMENT B SHARES.

IN ACCORDANCE WITH THE DISTRIBUTION PLAN, THE DISTRIBUTOR ENTERS INTO AGREEMENTS WITH BROKERS AND DEALERS RELATING TO DISTRIBUTION AND/OR ADMINISTRATIVE SERVICES WITH RESPECT TO THE INVESTMENT A SHARES AND INVESTMENT B SHARES OF THE FUNDS. THE DISTRIBUTOR MAY ALSO ENTER INTO AGREEMENTS WITH ADMINISTRATORS (INCLUDING FINANCIAL INSTITUTIONS, FIDUCIARIES, CUSTODIANS FOR PUBLIC FUNDS, AND INVESTMENT ADVISERS) TO PROVIDE ADMINISTRATIVE SERVICES WITH RESPECT TO SUCH SHARES.

IN CONNECTION WITH THE PROVISION OF THE DISTRIBUTION AND ADMINISTRATIVE SERVICES DESCRIBED ABOVE, THE HUNTINGTON NATIONAL BANK AND THE DISTRIBUTOR PAYS BROKERS, DEALERS AND ADMINISTRATORS (INCLUDING THE HUNTINGTON INVESTMENT COMPANY) A FEE BASED ON THE AMOUNT OF THE INVESTMENT A SHARES OR INVESTMENT B SHARES OWNED BY THEIR CUSTOMERS.

UNDER THE DISTRIBUTION PLAN, AMOUNTS PAID TO THE DISTRIBUTOR WITH RESPECT TO A FUND'S INVESTMENT A SHARES MAY NOT EXCEED AN ANNUAL RATE OF 0.25% OF THE AVERAGE DAILY NET ASSETS ATTRIBUTABLE TO THE FUND'S INVESTMENT A SHARES AND, WITH RESPECT TO A FUND'S INVESTMENT B SHARES MAY NOT EXCEED AN ANNUAL RATE OF 1.00% OF THE AVERAGE DAILY NET ASSETS ATTRIBUTABLE TO THE FUND'S INVESTMENT B SHARES. PRIOR TO APRIL 26, 2000, THE MAXIMUM AMOUNT PAYABLE TO THE DISTRIBUTOR WITH RESPECT TO INVESTMENT A SHARES OF MORTGAGE SECURITIES WAS 0.50% OF THE AVERAGE DAILY NET ASSETS ATTRIBUTABLE TO THE FUND'S INVESTMENT A SHARES, AN AMOUNT WHICH HAD BEEN PREVIOUSLY VOLUNTARILY REDUCED TO 0.25%.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES, AND CUSTODIAN FEES--STATE STREET BANK AND TRUST COMPANY ("STATE STREET") SERVES AS THE TRUST'S TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. THE FEES PAYABLE TO STATE STREET FOR TRANSFER AGENT AND DIVIDEND DISBURSING SERVICES ARE BASED ON THE SIZE, TYPE AND NUMBER OF ACCOUNTS AND TRANSACTIONS MADE BY SHAREHOLDERS.

HUNTINGTON RECEIVES A FEE FOR ITS SERVICES AS THE CUSTODIAN OF THE FUNDS' INVESTMENTS AND OTHER ASSETS. FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2000, HUNTINGTON RECEIVED FEES OF $374,938.

OTHER AFFILIATE RELATIONSHIPS--FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2000, CERTAIN OFFICERS OF THE TRUST WERE OFFICERS OF SIMFS AND SIDCO. SUCH OFFICERS RECEIVE NO COMPENSATION FROM THE TRUST.

FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2000 $11,291 IN COMMISSIONS EARNED ON SALES OF INVESTMENT A SHARES AND INVESTMENT B SHARES OF THE VARIABLE NET ASSET VALUE FUNDS WERE PAID TO HUNTINGTON AFFILIATE BROKER/DEALERS OF THE FUNDS.

(4) INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF INVESTMENTS, EXCLUDING SHORT-TERM SECURITIES, FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2000 WERE AS FOLLOWS (ALL NUMBERS IN THOUSANDS):

                       INVESTMENT SECURITIES

                               INCOME      MICHIGAN
                  GROWTH       EQUITY      TAX-FREE
-----------------------------------------------------------
PURCHASES        $58,693     $67,219        $   --
SALES            $59,745     $68,716        $3,149
-----------------------------------------------------------

                                         INTERMEDIATE
                    OHIO        FIXED     GOVERNMENT
                  TAX-FREE     INCOME       INCOME
-----------------------------------------------------------
PURCHASES         $   --     $11,538          --
SALES             $3,997     $ 4,030          --
-----------------------------------------------------------

                               SHORT/
                            INTERMEDIATE
                  MORTGAGE      FIXED
                 SECURITIES    INCOME
-----------------------------------------------------------
PURCHASES             --     $10,752
SALES                 --     $ 6,850
-----------------------------------------------------------


                 U.S. GOVERNMENT OBLIGATIONS

                               INCOME      MICHIGAN
                  GROWTH       EQUITY      TAX-FREE
-----------------------------------------------------------
PURCHASES             --          --          --
SALES                 --          --          --
-----------------------------------------------------------

                                         INTERMEDIATE
                   OHIO         FIXED     GOVERNMENT
                 TAX-FREE      INCOME       INCOME
-----------------------------------------------------------
PURCHASES             --     $20,061       $14,834
SALES                 --     $23,513       $28,058
-----------------------------------------------------------

                               SHORT/
                            INTERMEDIATE
                 MORTGAGE       FIXED
                SECURITIES     INCOME
-----------------------------------------------------------
PURCHASES         $1,946      $   --
SALES             $2,563      $   --
-----------------------------------------------------------

 (5) INVESTMENT CONCENTRATION

OHIO MUNICIPAL MONEY MARKET AND OHIO TAX-FREE INVEST A SUBSTANTIAL PORTION OF THEIR ASSETS IN OBLIGATIONS AND NOTES ISSUED BY THE STATE OF OHIO, POLITICAL SUBDIVISIONS THEREOF, AND AGENCIES, INSTRUMENTALITIES, AUTHORITIES AND DISTRICTS OF BOTH THE STATE AND ITS POLITICAL SUBDIVISIONS. FOR OHIO TAX-FREE, SUCH ISSUES MUST BE RATED IN ONE OF THE TOP FOUR RATING CATEGORIES BY A NATIONALLY RECOGNIZED STATISTICAL RATINGS ORGANIZATION ("NRSRO") OR UNRATED AND DEEMED BY THE INVESTMENT ADVISER TO BE OF COMPARABLE QUALITY. FOR OHIO MUNICIPAL MONEY MARKET, SUCH ISSUES MUST RATE IN THE HIGHEST RATING CATEGORY BY A NRSRO OR UNRATED AND DEEMED BY THE INVESTMENT ADVISER TO BE OF COMPARABLE QUALITY.

IF THERE SHOULD BE A DEFAULT OR OTHER FINANCIAL CRISIS RELATING TO THE STATE OF OHIO, AN OHIO MUNICIPALITY OR AN AGENCY OR INSTRUMENTALITY OF THE STATE OR THE MUNICIPALITY, THE MARKET VALUE AND MARKETABILITY OF THE OHIO MUNICIPAL BONDS IN OHIO MUNICIPAL MONEY MARKET AND OHIO TAX-FREE'S PORTFOLIOS AND THE INTEREST INCOME TO THE TWO FUNDS COULD BE ADVERSELY AFFECTED.

MICHIGAN TAX-FREE INVESTS A SUBSTANTIAL PORTION OF ITS ASSETS IN
OBLIGATIONS AND NOTES ISSUED BY THE STATE OF MICHIGAN, POLITICAL SUBDIVISIONS THEREOF, AND AGENCIES, INSTRUMENTALITIES, AUTHORITIES AND DISTRICTS OF BOTH THE STATE AND ITS POLITICAL SUBDIVISIONS. IF THERE SHOULD BE A DEFAULT OR OTHER FINANCIAL CRISIS RELATED TO THE STATE OF MICHIGAN, A MICHIGAN MUNICIPALITY OR AN AGENCY OR INSTRUMENTALITY OF THE STATE, THE MARKET VALUE AND MARKETABILITY OF THE MICHIGAN MUNICIPAL BONDS IN MICHIGAN TAX-FREE'S PORTFOLIO AND THE INTEREST INCOME COULD BE ADVERSELY AFFECTED.

FLORIDA TAX-FREE MONEY INVESTS A SUBSTANTIAL PORTION OF ITS ASSETS IN OBLIGATIONS AND NOTES ISSUED BY THE STATE OF FLORIDA, POLITICAL SUBDIVISIONS THEREOF, AND AGENCIES, INSTRUMENTALITIES, AUTHORITIES AND DISTRICTS OF BOTH THE STATE AND ITS POLITICAL SUBDIVISIONS. IF THERE SHOULD BE A DEFAULT OR OTHER FINANCIAL CRISIS RELATED TO THE STATE OF FLORIDA, A FLORIDA MUNICIPALITY OR AN AGENCY OR INSTRUMENTALITY OF THE STATE, THE MARKET VALUE OF THE FLORIDA MUNICIPAL OBLIGATIONS IN FLORIDA TAX-FREE MONEY'S PORTFOLIO AND THE INTEREST INCOME COULD BE ADVERSELY AFFECTED.

   NOTES

   NOTES

   NOTES

   TRUSTEES

DAVID S. SCHOEDINGER

JOHN M. SHARY

WILLIAM R. WISE



      MUTUAL FUNDS, INCLUDING MONEY MARKET FUNDS, ARE NOT BANK DEPOSITS OR
        OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED
    OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY
                          INVESTING IN THE FUNDS.

                  THIS REPORT IS AUTHORIZED FOR DISTRIBUTION TO
                   PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR
                   ACCOMPANIED BY A PROSPECTUS WHICH CONTAINS
                  FACTS CONCERNING THE FUNDS' OBJECTIVES AND
                  POLICIES, MANAGEMENT FEES, EXPENSES AND
                            OTHER INFORMATION.

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THE HUNTINGTON NATIONAL BANK,
A SUBSIDIARY OF
HUNTINGTON BANCSHARES,
IS THE INVESTMENT ADVISER,
CUSTODIAN AND ADMINISTRATOR
OF THE HUNTINGTON FUNDS.
SEI INVESTMENTS DISTRIBUTION CO.
AND SEI INVESTMENTS MUTUAL FUNDS
SERVICES, THE DISTRIBUTOR AND THE
SUB-ADMINISTRATOR OF THE
HUNTINGTON FUNDS, RESPECTIVELY,
ARE NOT AFFILIATED WITH THE
HUNTINGTON NATIONAL BANK.


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                                 (800) 253-0412

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